                                        [60 YEARS INVESTMENT EXPERIENCE GRAPHIC]

[LOGO] WM VARIABLE TRUST



                                              the difference is experience

[VARIOUS BUSINESS GRAPHICS]


                                                Semi-Annual Report
                                              for the period ended June 30, 2000

                                        [60 YEARS INVESTMENT EXPERIENCE GRAPHIC]
STRATEGIC ASSET MANAGEMENT
PORTFOLIO DIVISIONS

strategic growth
portfolio

conservative growth
portfolio

balanced portfolio

flexible income portfolio

income portfolio

                  EQUITY FUND DIVISIONS

                  bond & stock fund

                  growth & income fund

                  growth fund of the northwest

                  growth fund

                  mid cap stock fund

                  small cap stock fund

                  international growth fund



                                   FIXED-INCOME
                                   FUND DIVISIONS

                                   income fund

                                   u.s. government securities
                                   fund

                                   short term income fund

                                   money market fund




                                  CONTENTS

message from the president               1



statements of assets
and liabilities                          2

statements of operations                 6


statements of changes
in net assets                            8

statements of changes
in net assets - capital
stock activity                          12

financial highlights                    15


portfolio of investments                31


notes to financial statements
(unaudited)                             58



[BACKGROUND GRAPHICS]

[GRAPHIC OMITTED]

DEAR CONTRACT OWNER,

The tides of the equity markets shifted in the past six months, as the prices of many stocks that drove markets to new highs early in the year have retreated. Even though earnings have been strong and most companies have healthy balance sheets, prices of many growth stocks were overextended, peaking in early March. This concentrated correction may be a healthy revaluation and could pave the way for the return of broader market advances. Some of the "Old Economy" stocks should continue to gain favor relative to higher-valued technology companies. Market volatility has been unprecedented, as four of the technology-heavy NASDAQ Index's ten worst historical days (on a percentage basis) were recorded in April 2000.

The recent divergence of market indices can create confusion when reported by media sources. Historically, the Dow Jones Industrial Average (DJIA), which dates back prior to 1900 and measures 30 of the country's largest companies stock performance, has been the most closly followed index. But now, with increased investment awareness and intensified financial news reporting, additional indices are now being followed on a minute-by-minute basis around the globe. For example, the Standard & Poor's 500 Index(S&P 500), a capitalization-weighted compilation of 500 of the largest companies traded on domestic market exchanges, has become the most common benchmark used by domestic equity mutual funds. However, it is important to realize that the S&P 500 is concentrated because the largest stocks actualy compare a large percentage of the overall index. Another index that has grabbed recent headlines is the NASDAQ. It has a much more significant exposure to small- and medium-sized companies. Much of the NASDAQ's popularity can be attributed to its concentration in technology holdings and its meteoric rise in the past several years. No matter what index you track, it is important to keep the scope and relative magnitude of the daily moves in perspective. While 100-point fluctuations in the DJIA attracted headlines in the past, this now only represents a 1% move and has become routine. For comparative purposes, a 100-point move on the NASDAQ index is approximately 3% and represents a significant move-yet these moves have also become common. During the 12-month period ended June 30, 2000, the weekly risk or volatility of the NASDAQ Index was more than double that of the DJIA.1

Since the biggest advances in the past several years were narrowly focused, portfolio managers who had stayed away from large concentrations in the hottest sectors were stung by weaker relative performance. Now, as the markets appear to be shifting, adherence to a long-term strategy and investment discipline becomes crucial. The WM STRATEGIC ASSET MANAGER VARIABLE ANNUITY can offer a unique focus and strict investment philosophy that could pay off with a broadening market and a resurgence of some core value holdings that generate consistent cash flows and earnings.

Because of the recent narrow focus, it is important to manage our expectations of the equity markets. The five-year period ended December 31, 1999, was the strongest ever, with the S&P 500 returning an average of over 28% per year.2 As we have seen since this past March, these steep gains, particularly for the largest growth stocks, will not continue forever. Therefore, we have to manage our portfolios with that in mind. There are several strategies and solutions that can help temper short-term market fluctuations including: regular investments, diversified portfolios with multiple asset classes, and sticking with a long-term plan.

During the period, we added the VT MID CAP STOCK FUND to help round out our Fund family. The Fund will focus on taking advantage of the growth potential from medium-sized companies. We also changed the names of a few of our Funds to more closely match their investment objective, making it easier for you to understand how the Funds could possibly fit your individual investment needs.

I again stress the importance of meeting with your Investment Representative and maintaining a long-term diversified focus. Your Representative can assess your risk tolerance and help you make any changes necessary to put you on track toward meeting your long-term goals. At the WM Funds family, our experience has proven that the key to successful investing is a long-term focus. Markets will shift in response to short-term conditions, but long-term investing does not depend on accurate predictions of short-term events.

We will continue to build, grow and leverage our experience and history to help meet your investment needs - just as we have for over 60 years. Thank you for your continued confidence in the WM Fund family.


Sincerely,

/S/SIGNATURE



William G. Papesh
President



1 SOURCE: NASDAQ AND DOW JONES. BOTH ARE UNMANAGED INDICES OF COMMON STOCKS. RISK IS MEASURED BY STANDARD DEVIATION OR THE MOVEMENT AROUND THE MEAN RETURN.

2 SOURCE: IBBOTSON ASSOCIATES. THE S&P 500 IS AN UNMANAGED INDEX OF COMMON STOCKS. RESULTS INCLUDE REINVESTMENT OF DIVIDENDS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INDIVIDUALS CANNOT INVEST DIRECTLY IN ANY INDEX.

STATEMENTS OF ASSETS AND LIABILITIES

WM VARIABLE TRUST

JUNE 30, 2000 (UNAUDITED)


                                              STRATEGIC   CONSERVATIVE                 FLEXIBLE
                                               GROWTH        GROWTH       BALANCED      INCOME       INCOME    BOND & STOCK
                                              PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO     FUND
                                             -----------  ------------  ------------  -----------  ----------  -----------
Investments, at value
   (See portfolios of investments):
   Securities .............................. $74,782,985  $238,861,745  $244,289,771  $33,655,738  $7,542,127  $12,529,597

   Repurchase Agreements ....................    157,000       521,000        88,000      222,000     121,000    1,983,000
                                             -----------  ------------  ------------  -----------  ----------  -----------
     Total Investments (a) .................  74,939,985   239,382,745   244,377,771   33,877,738   7,663,127   14,512,597
Cash and/or foreign currency (b) ...........         625           337           442          284          17          841
Cash and/or cash equivalents held as
   collateral for loaned securities (note 6)     -             -              -            -            -           -
Dividends and/or interest receivable .......      30,736        89,468            15           40      11,217       55,276
Receivable for investment securities sold ..     -             -              -            -            -           34,227
Receivable for Fund shares sold ............     522,492       498,182       864,794       53,494       -           -
Net unrealized appreciation on forward
   currency contracts (See portfolios
   of investments) .........................     -             -              -            -            -           -
Unamortized organizational costs and/or
   offering costs ..........................      15,804        15,803        15,804        4,120       -           -
Prepaid expenses and other assets ..........         812         2,912         3,155          495         133          250
                                             -----------  ------------  ------------  -----------  ----------  -----------
     Total Assets ..........................  75,510,454   239,989,447   245,261,981   33,936,171   7,674,494   14,603,191
                                             -----------  ------------  ------------  -----------  ----------  -----------
LIABILITIES:
Payable for investment securities purchased      30,710        -              -            -            -           -
Collateral on securities loaned (note 6) ...     -             -              -            -            -           -
Payable for Fund shares redeemed ...........     -             -               8.203       -            1,272       67,365
Due to custodian ...........................     -             -              -            -            -           -
Dividends payable ..........................     -             -              -            -            -           -
Investment advisory fee payable ............       6,412        19,221        19,571        3,352         628        7,461
Administration fee payable .................       8,869        28,832        29,356        4,129         942        2,149
Accrued legal and audit fees ...............       9,872        16,814        17,404        8,572       7,386       12,152
Accrued printing and postage fees ..........       4,630        16,111        16,671        2,353         556        1,018
Custodian fee payable ......................         811           372           213          262         176          735
Accrued expenses and other payables ........         814         3,445         5,356          407         396        3,025
                                             -----------  ------------  ------------  -----------  ----------  -----------
    Total Liabilities ......................      62,118        84,795        96,774       19,075      11,356       93,905
                                             -----------  ------------  ------------  -----------  ----------  -----------
NETASSETS .................................. $75,448,336  $239,904,652  $245,165,207  $33,917,096  $7,663,138  $14,509,286
                                             ===========  ============  ============  ===========  ==========  ===========
------------------------
(a) Investments, at cost ................... $72,639,837  $237,152,357  $242,294,939  $34,128,517  $7,774,743  $14,390,180
                                             ===========  ============  ============  ===========  ==========  ===========
(b) Cash and/or foreign currency,
     at cost ............................... $       625  $        337  $        442  $       284  $       17  $       841
                                             ===========  ============  ============  ===========  ==========  ===========





                                                GROWTH &    GROWTH FUND                  MID CAP     SMALL CAP  INTERNATIONAL
                                                 INCOME       OF THE        GROWTH        STOCK        STOCK       GROWTH
                                                  FUND       NORTHWEST       FUND         FUND         FUND         FUND
                                              ------------  -----------  ------------  -----------  -----------  -----------
Investments, at value
   (See portfolios of investments):
   Securities ..............................  $272,437,040  $47,971,007  $375,336,614  $35,531,078  $89,098,001  $68,585,629

   Repurchase Agreements ...................     8,492,000    6,695,000        -         2,036,000    3,720,000    3,091,000
                                              ------------  -----------  ------------  -----------  -----------  -----------
     Total Investments (a) .................   280,929,040   54,666,007   375,336,614   37,567,078   92,818,001   71,676,629
Cash and/or foreign currency (b) ...........           153          299        87,219          941           30      153,876
Cash and/or cash equivalents held as
   collateral for loaned securities (note 6)     4,387,100        1,925    11,581,554       -           963,540      853,730
Dividends and/or interest receivable .......       149,480       26,663        71,212       18,639        3,704      198,076
Receivable for investment securities sold ..       648,571       44,290     1,569,468       59,266      -          1,165,183
Receivable for Fund shares sold ............       222,352       20,429       500,327       16,414       10,126        3,573
Net unrealized appreciation on forward
   currency contracts (See portfolios
   of investments) .........................        -            -            34,502        -           -             38,665
Unamortized organizational costs and/or
   offering costs ..........................        -            -            -             -           -             -
Prepaid expenses and other assets ..........         4,696          583        13,840       -             1,611          562
                                              ------------  -----------  ------------  -----------  -----------  -----------
     Total Assets ..........................   286,341,392   54,760,196   389,194,736   37,662,338   93,797,012   74,090,294
                                              ------------  -----------  ------------  -----------  -----------  -----------
LIABILITIES:
Payable for investment securities purchased      1,023,076       34,979       115,363      140,748    1,115,676      805,274
Collateral on securities loaned (note 6) ...     4,387,100       1,925     11,581,554       -           963,540      853,730
Payable for Fund shares redeemed ...........       100,622       -            329,500       -           117,383      101,913
Due to custodian ...........................        -            -            -             -           -             -
Dividends payable ..........................        -            -            -             -           -             -
Investment advisory fee payable ............       171,499       25,856       273,597       22,186       60,229       54,204
Administration fee payable .................        40,938        7,447        55,967        5,324       12,537       10,611
Accrued legal and audit fees ...............        25,759       13,397        32,578        4,543       15,362       18,665
Accrued printing and postage fees ..........        19,707        3,375        28,791        1,110        5,870        5,366
Custodian fee payable ......................         1,934        5,117        14,804        1,869        2,803       20,737
Accrued expenses and other payables ........         4,334          968         7,139          827        5,061        4,774
                                              ------------  -----------  ------------  -----------  -----------  -----------
    Total Liabilities ......................     5,774,969       93,064    12,439,293      176,607    2,298,461    1,875,274
                                              ------------  -----------  ------------  -----------  -----------  -----------
NETASSETS ..................................  $280,566,423  $54,667,132  $376,755,443  $37,485,731  $91,498,551  $72,215,020
                                              ============  ===========  ============  ===========  ===========  ===========
------------------------
(a) Investments, at cost ...................  $242,378,544  $47,420,640  $285,686,301  $37,714,218  $73,837,821  $56,161,239
                                              ============  ===========  ============  ===========  ===========  ===========
(b) Cash and/or foreign currency,
     at cost ...............................  $        153  $       299  $     87,175  $       941  $        30  $   153,957
                                              ============  ===========  ============  ===========  ===========  ===========



                                                               U.S.
                                                            GOVERNMENT   SHORT TERM      MONEY
                                                INCOME      SECURITIES     INCOME        MARKET
                                                 FUND         FUND          FUND          FUND
                                              ------------  -----------  -----------  -----------
Investments, at value
   (See portfolios of investments):
   Securities ..............................  $100,684,415  $86,509,153  $42,236,390  $15,915,649

   Repurchase Agreements ...................     2,011,000    5,651,000    2,400,000      562,000
                                              ------------  -----------  -----------  -----------
     Total Investments (a) .................   102,695,415   92,160,153   44,636,390   16,477,649
Cash and/or foreign currency (b) ...........           123       -            -            -
Cash and/or cash equivalents held as
   collateral for loaned securities (note 6)    13,397,176       -         8,108,875       -
Dividends and/or interest receivable .......     1,704,791      797,992      471,052       52,079
Receivable for investment securities sold ..       -             -             1,553       -
Receivable for Fund shares sold ............       -             -            8,679        91,454
Net unrealized appreciation on forward
   currency contracts (See portfolios
   of investments) .........................       -             -            -            -
Unamortized organizational costs and/or
   offering costs ..........................       -             -            -            -
Prepaid expenses and other assets ..........         1,689          555        1,076          607
                                              ------------  -----------  -----------  -----------
     Total Assets ..........................   117,799,194   92,958,700   53,227,625   16,621,789
                                              ------------  -----------  -----------  -----------
LIABILITIES:
Payable for investment securities purchased        -             -            -            -
Collateral on securities loaned (note 6) ...    13,397,176       -         8,108,875       -
Payable for Fund shares redeemed ...........       120,837       17,737       -            21,640
Due to custodian ...........................       -             51,027          963      159,708
Dividends payable ..........................       -             -            -            77,067
Investment advisory fee payable ............        41,803       37,378       18,476        7,452
Administration fee payable .................        15,049       13,456        6,651        2,425
Accrued legal and audit fees ...............        18,011       16,526       15,800       12,991
Accrued printing and postage fees ..........         7,260        6,557        3,407        2,117
Custodian fee payable ......................       -              1,677        1,647        1,672
Accrued expenses and other payables ........         8,191       18,311        8,977        1,691
                                              ------------  -----------  -----------  -----------
    Total Liabilities ......................    13,608,327      162,669    8,164,796      286,763
                                              ------------  -----------  -----------  -----------
NETASSETS ..................................  $104,190,867  $92,796,031  $45,062,829  $16,335,026
                                              ============  ===========  ===========  ===========
------------------------
(a) Investments, at cost ...................  $104,474,866  $93,041,634  $45,335,599  $16,477,649
                                              ============  ===========  ===========  ===========
(b) Cash and/or foreign currency,
     at cost ...............................  $        123  $     -      $    -       $    -
                                              ============  ===========  ===========  ===========




                                            See Notes to Financial Statements.

                                                                             2-3

WM VARIABLE TRUST

JUNE 30, 2000 (UNAUDITED)



                                               STRATEGIC    CONSERVATIVE                 FLEXIBLE
                                                 GROWTH        GROWTH       BALANCED      INCOME       INCOME    BOND & STOCK
                                               PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO     FUND
                                              -----------   ------------  ------------  -----------  ----------  -----------
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss) ........ $   337,183   $  1,923,436  $      4,437  $       238  $       79  $   227,087
Accumulated net realized gain/(loss)
   on security transactions, futures contracts
   forward foreign currency contracts, and
   foreign currency transactions ............   5,310,577     16,506,150    13,821,852      611,868     (90,910)      67,718
Net unrealized appreciation/(depreciation) on
   securities, forward foreign currency
   contracts, foreign currency and other
   assets and liabilities ...................   2,300,148      2,230,388     2,082,832     (250,779)   (111,616)     122,417
Paid-in capital .............................  67,500,428    219,244,678   229,256,086   33,555,769   7,865,585   14,092,064
                                              -----------   ------------  ------------  -----------  ----------  -----------
    Total Net Assets ........................ $75,448,336   $239,904,652  $245,165,207  $33,917,096  $7,663,138  $14,509,286
                                              ===========   ============  ============  ===========  ==========  ===========
NET ASSET VALUE, offering and
   redemption price per share of beneficial
   interest outstanding ..................... $     19.93   $      17.23  $      14.95  $     11.81  $     9.88  $     10.59
                                              ===========   ============  ============  ===========  ==========  ===========
Number of Fund/Portfolio shares
   outstanding ..............................   3,786,394     13,920,558    16,403,222    2,871,420     775,794    1,369,822
                                              ===========   ============  ============  ===========  ==========  ===========



                                                  GROWTH &    GROWTH FUND                  MID CAP     SMALL CAP  INTERNATIONAL
                                                   INCOME       OF THE        GROWTH        STOCK        STOCK       GROWTH
                                                   FUND        NORTHWEST       FUND         FUND         FUND         FUND
                                                ------------  -----------  ------------  -----------  -----------  -----------
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss) ........   $    395,240  $    98,367  $ (1,498,602) $    22,829  $  (260,226) $  (535,071)
Accumulated net realized gain/(loss)
   on security transactions, futures contracts
   forward foreign currency contracts, and
   foreign currency transactions ............      3,397,587      758,035    34,291,603       15,366    9,865,785    5,457,917
Net unrealized appreciation/(depreciation) on
   securities, forward foreign currency
   contracts, foreign currency and other
   assets and liabilities ...................     38,550,496    7,245,367    89,684,859     (147,140)  18,980,180   15,554,269
Paid-in capital .............................    238,223,100   46,565,363   254,277,583   37,594,676   62,912,812   51,737,905
                                                ------------  -----------  ------------  -----------  -----------  -----------
    Total Net Assets ........................   $280,566,423  $54,667,132  $376,755,443  $37,485,731  $91,498,551  $72,215,020
                                                ============  ===========  ============  ===========  ===========  ===========
NET ASSET VALUE, offering and
   redemption price per share of beneficial
   interest outstanding .....................   $      18.26  $     17.24  $      28.69  $      9.98  $     20.57  $     16.45
                                                ============  ===========  ============  ===========  ===========  ===========
Number of Fund/Portfolio shares
   outstanding ..............................     15,364,792    3,171,744    13,132,744    3,757,414    4,447,665    4,389,131
                                                ============  ===========  ============  ===========  ===========  ===========



                                                                 U.S.
                                                              GOVERNMENT   SHORT TERM      MONEY
                                                   INCOME     SECURITIES     INCOME       MARKET
                                                    FUND         FUND         FUND         FUND
                                                ------------  -----------  -----------  -----------
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss) ........   $    102,509  $   326,780  $   102,534  $    23,539
Accumulated net realized gain/(loss)
   on security transactions, futures contracts
   forward foreign currency contracts, and
   foreign currency transactions ............     (2,564,308)  (1,452,292)    (719,815)        (892)
Net unrealized appreciation/(depreciation) on
   securities, forward foreign currency
   contracts, foreign currency and other
   assets and liabilities ...................     (1,779,451)    (881,481)    (699,209)       -
Paid-in capital .............................    108,432,117   94,803,024   46,379,319   16,312,379
                                                ------------  -----------  -----------  -----------
    Total Net Assets ........................   $104,190,867  $92,796,031  $45,062,829  $16,335,026
                                                ============  ===========  ===========  ===========
NET ASSET VALUE, offering and
   redemption price per share of beneficial
   interest outstanding .....................   $       9.37  $      9.62  $      2.38  $      1.00
                                                ============  ===========  ===========  ===========
Number of Fund/Portfolio shares
   outstanding ..............................     11,123,081    9,643,014   18,902,037   16,328,655
                                                ============  ===========  ===========  ===========



                       See Notes to Financial Statements.

                                                                             4-5

STATEMENTS OF OPERATIONS

WM VARIABLE TRUST

FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)



                                                 STRATEGIC    CONSERVATIVE                 FLEXIBLE
                                                   GROWTH        GROWTH       BALANCED      INCOME       INCOME    BOND & Stock
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO     FUND
                                                -----------   ------------  ------------  -----------  ----------  -----------
INVESTMENT INCOME:
Dividends ..................................... $   417,679   $  2,197,288  $  3,314,735  $   771,129  $  234,491  $    89,640
Foreign withholding tax on dividend income ....      -              -             -            -            -           -
Interest .......................................      8,016         17,675        15,716        3,818         781      209,272
Security lending income (Note 6) ..............      -              -             -            -            -               74
                                                -----------   ------------  ------------  -----------  ----------  -----------
   Total investment income .....................    425,695      2,214,963     3,330,451      774,947     235,272      298,986
                                                -----------   ------------  ------------  -----------  ----------  -----------
EXPENSES:
Investment advisory fee ........................     26,440         97,750       102,660       14,789       3,628       39,916
Administration fee .............................     39,660        146,628       153,989       22,183       5,442       11,496
Trustees' fees and expenses ....................        964          4,272         4,730          788         228          372
Legal and audit fees ...........................      8,112         18,159        19,074        6,810       5,107       12,151
Custodian fees .................................      1,817            901           757          679         714        1,856
Amortization of organization costs .............      4,109          4,109         4,109          947      -            -
Printing and postage fees ......................      3,324         11,130        10,994        1,312         237          424
Other ..........................................      1,834          4,194         8,282        1,329       3,295        7,051
Fees waived and/or expenses reimbursed
   by the investment advisor ...................      -             -             -            -           (5,420)      -
                                                -----------   ------------  ------------  -----------  ----------  -----------
    Total expenses .............................     86,260        287,143       304,595       48,837      13,231       73,266
Credits allowed by the custodian ...............        (14)            (2)          (87)         (41)       (357)        (329)
                                                -----------   ------------  ------------  -----------  ----------  -----------
    Net expenses ...............................     86,246        287,141       304,508       48,796      12,874       72,937
                                                -----------   ------------  ------------  -----------  ----------  -----------
NETINVESTMENTINCOME/(LOSS) .....................    339,449      1,927,822     3,025,943      726,151     222,398      226,049
                                                -----------   ------------  ------------  -----------  ----------  -----------

NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS:
Realized gain/(loss) from:
   Security transactions .......................    (75,430)       717,091     2,666,316       39,550     (82,002)      93,071
   Foward foreign currency contracts and
     foreign currency transactions .............     -              -             -            -            -           -
   Capital gain distributions received .........  5,466,506     15,860,110    11,290,107      588,334       -           -
                                                -----------   ------------  ------------  -----------  ----------  -----------
   Net realized gain/(loss) on investment
     transactions ..............................  5,391,076     16,577,201    13,956,423      627,884     (82,002)      93,071
                                                -----------   ------------  ------------  -----------  ----------  -----------
Change in unrealized appreciation /
   (depreciation) of:
   Securities .................................. (4,683,249)   (15,104,418)  (12,520,131)    (536,096)     65,380       22,003
   Forward foreign currency contracts ..........     -              -             -            -            -           -
   Foreign currency, futures contracts and
     other assets and liabilities ..............     -              -             -            -            -           -
                                                -----------   ------------  ------------  -----------  ----------  -----------
   Net change in unrealized appreciation/
     (depreciation) on investment transactions.. (4,683,249)   (15,104,418)  (12,520,131)    (536,096)     65,380       22,003
                                                -----------   ------------  ------------  -----------  ----------  -----------
Net realized and unrealized gain/(loss)
   on investments ..............................    707,827      1,472,783     1,436,292       91,788     (16,622)     115,074
                                                -----------   ------------  ------------  -----------  ----------  -----------
NET INCREASE/(DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................................$ 1,047,276   $  3,400,605  $  4,462,235  $   817,939  $  205,776  $   341,123
                                                ===========   ============  ============  ===========  ==========  ===========


---------------------------



                                                  GROWTH &    GROWTH FUND                  MID CAP     SMALL CAP  INTERNATIONAL
                                                   INCOME       OF THE        GROWTH        STOCK        STOCK       GROWTH
                                                   FUND        NORTHWEST       FUND         FUND(a)       FUND         FUND
                                                ------------  -----------  ------------  -----------  -----------  -----------
INVESTMENT INCOME:
Dividends ..................................... $  1,228,919  $   178,433    $  452,687    $  58,205  $   116,672  $   547,411
Foreign withholding tax on dividend income ...        (4,620)       -            (2,652)      -            -           (57,617)
Interest .......................................     339,973       95,935     1,118,151       25,534       43,107       75,735
Security lending income (Note 6) ..............          828        7,786        38,053       -            16,118        4,431
                                                ------------  -----------  ------------  -----------  -----------  -----------
   Total investment income .....................   1,565,100      282,154     1,606,239       83,739      175,897      569,960
                                                ------------  -----------  ------------  -----------  -----------  -----------
EXPENSES:
Investment advisory fee ........................     912,623      118,923     1,714,359       42,303      334,086      336,148
Administration fee .............................     215,494       34,250       350,750       10,153       69,431       65,919
Trustees' fees and expenses ....................       6,434          519        10,989          444        1,551        2,580
Legal and audit fees ...........................      24,138       15,208        32,620        4,543       15,031       13,068
Custodian fees .................................       5,749       11,602        40,694        1,869        6,496       45,488
Amortization of organization costs .............     -              1,993        -             -           -             -
Printing and postage fees ......................       8,400        2,690        11,001        1,110        3,273          903
Other ..........................................       6,828          248        10,163          488        6,666        7,979
Fees waived and/or expenses reimbursed
   by the investment advisor ...................     -             -             -             -           -             -
                                                ------------  -----------  ------------  -----------  -----------  -----------
    Total expenses .............................   1,179,666      185,433     2,170,576       60,910      436,534      472,085
Credits allowed by the custodian ...............      (1,823)        (588)       (7,813)        -            (411)       -
                                                ------------  -----------  ------------  -----------  -----------  -----------
    Net expenses ...............................   1,177,843      184,845     2,162,763       60,910      436,123      472,085
                                                ------------  -----------  ------------  -----------  -----------  -----------
NETINVESTMENTINCOME/(LOSS) .....................     387,257       97,309      (556,524)      22,829     (260,226)      97,875
                                                ------------  -----------  ------------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS:
Realized gain/(loss) from:
   Security transactions .......................   3,415,642      866,913    32,160,722       15,366    9,884,798    5,100,157
   Foward foreign currency contracts and
     foreign currency transactions .............      -             -         2,855,947        -           -          (264,640)
   Capital gain distributions received .........      -             -            -             -           -             -
                                                ------------  -----------  ------------  -----------  -----------  -----------
   Net realized gain/(loss) on investment
     transactions ..............................   3,415,642      866,913    35,016,669       15,366    9,884,798    4,835,517
                                                ------------  -----------  ------------  -----------  -----------  -----------
Change in unrealized appreciation /
   (depreciation) of:
   Securities ..................................   4,752,958    3,826,452   (44,741,509)    (147,140)  (1,080,715)  (8,096,466)
   Forward foreign currency contracts ..........      -             -          (908,170)       -           -           287,531
   Foreign currency, futures contracts and
     other assets and liabilities ..............      -             -              (623)       -           -             4,044
                                                ------------  -----------  ------------  -----------  -----------  -----------
   Net change in unrealized appreciation/
     (depreciation) on investment transactions..   4,752,958    3,826,452   (45,650,302)    (147,140)  (1,080,715)  (7,804,891)
                                                ------------  -----------  ------------  -----------  -----------  -----------
Net realized and unrealized gain/(loss)
   on investments ..............................   8,168,600    4,693,365   (10,633,633)    (131,774)   8,804,083   (2,969,374)
                                                ------------  -----------  ------------  -----------  -----------  -----------
NET INCREASE/(DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................................  $8,555,857  $ 4,790,674  $(11,190,157) $  (108,945) $ 8,543,857  $(2,871,499)
                                                ============  ===========  ============  ===========  ===========  ===========



                                                                 U.S.
                                                              GOVERNMENT   SHORT TERM      MONEY
                                                   INCOME     SECURITIES     INCOME       MARKET
                                                    FUND         FUND         FUND         FUND
                                                ------------  -----------  -----------  -----------
INVESTMENT INCOME:
Dividends ..................................... $     -       $     -      $     -      $    -
Foreign withholding tax on dividend income ....       -             -            -           -
Interest ......................................    3,256,633    3,021,312    1,506,661      735,415
Security lending income (Note 6) ..............        3,889        -              608       -
                                                ------------  -----------  -----------  -----------
   Total investment income ....................    3,260,522    3,021,312    1,507,269      735,415
                                                ------------  -----------  -----------  -----------
EXPENSES:
Investment advisory fee .......................      214,712      209,298      117,511       54,315
Administration fee ............................       77,296       75,347       42,304       21,726
Trustees' fees and expenses ...................        1,870        2,611        1,750          973
Legal and audit fees ..........................       17,194       16,538       14,684       12,264
Custodian fees ................................        6,906        4,590        4,001        3,587
Amortization of organization costs ............       -            -            -            -
Printing and postage fees .....................        3,833        1,945          464          210
Other .........................................       14,850       17,215       16,807        1,417
Fees waived and/or expenses reimbursed
   by the investment advisor ..................       -            -            -            (4,532)
                                                ------------  -----------  -----------  -----------
    Total expenses ............................      336,661      327,544      197,521       89,960
Credits allowed by the custodian ..............      (4,963)         (873)        (319)      -
                                                ------------  -----------  -----------  -----------
    Net expenses ..............................      331,698      326,671      197,202       89,960
                                                ------------  -----------  -----------  -----------
NETINVESTMENTINCOME/(LOSS) ....................    2,928,824    2,694,641    1,310,067      645,455
                                                ------------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS:
Realized gain/(loss) from:
   Security transactions ......................      (76,724)      11,691      (60,060)      -
   Foward foreign currency contracts and
     foreign currency transactions ............       -            -            -            -
   Capital gain distributions received ........       -            -            -            -
                                                ------------  -----------  -----------  -----------
   Net realized gain/(loss) on investment
     transactions .............................      (76,724)      11,691      (60,060)      -
                                                ------------  -----------  -----------  -----------
Change in unrealized appreciation /
   (depreciation) of:
   Securities .................................      227,811       46,500      (64,176)
   Forward foreign currency contracts .........       -            -            -            -
   Foreign currency, futures contracts and
     other assets and liabilities .............       -            -            -            -
                                                ------------  -----------  -----------  -----------
   Net change in unrealized appreciation/
     (depreciation) on investment transactions.      227,811       46,500      (64,176)      -
                                                ------------  -----------  -----------  -----------
Net realized and unrealized gain/(loss)
   on investments .............................      151,087       58,191     (124,236)      -
                                                ------------  -----------  -----------  -----------
NET INCREASE/(DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................................. $  3,079,911  $ 2,752,832  $ 1,185,831  $   645,455
                                                ============  ===========  ===========  ===========

------------------------
(a) The Mid Cap Stock Fund commenced operations on May 1, 2000.




                       See Notes to Financial Statements.


                                                                             6-7

STATEMENTS OF CHANGES IN NET ASSETS

WM VARIABLE TRUST

FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)



                                                 STRATEGIC    CONSERVATIVE                 FLEXIBLE
                                                   GROWTH        GROWTH       BALANCED      INCOME       INCOME    BOND & STOCK
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO     FUND
                                                -----------   ------------  ------------  -----------  ----------  -----------


Net investment income/(loss) .................. $   339,449   $  1,927,822  $  3,025,943  $   726,151  $  222,398  $   226,049
Net realized gain/(loss) on security
   transactions, forward foreign currency
   contracts, foreign currency transactions
   and futures contracts during the period          (75,430)       717,091     2,666,316       39,550     (82,002)      93,071
Capital gain distributions received ...........   5,466,506     15,860,110    11,290,107      588,334       -            -
Net unrealized appreciation/(depreciation)
   on securities, forward foreign currency
   contracts, foreign currency, futures
   contracts and other assets and liabilities
   during the period ..........................  (4,683,249)   (15,104,418)  (12,520,131)    (536,096)     65,380       22,003
                                                -----------   ------------  ------------  -----------  ----------  -----------
Net increase/(decrease) in net assets
   resulting from operations ..................   1,047,276      3,400,605     4,462,235      817,939     205,776      341,123

Distributions to shareholders from:
   Net investment income ......................    (415,552)      (959,935)   (3,602,726)    (793,236)   (222,319)    (228,505)
   Net realized gains on investments ..........    (578,804)    (2,111,858)   (1,258,400)    (155,105)       (764)       -
Net increase/(decrease) in net assets
   from Fund share transactions ...............  39,895,670     83,785,595    75,036,795    8,201,936     474,758    2,599,987
                                                -----------   ------------  ------------  -----------  ----------  -----------
Net increase/(decrease) in net assets .........  39,948,590     84,114,407    74,637,904    8,071,534     457,451    2,712,605
NET ASSETS:
Beginning of period ...........................  35,499,746    155,790,245   170,527,303   25,845,562   7,205,687   11,796,681
                                                -----------   ------------  ------------  -----------  ----------  -----------
End of period ................................. $75,448,336   $239,904,652  $245,165,207  $33,917,096  $7,663,138  $14,509,286
                                                ===========   ============  ============  ===========  ==========  ===========
Undistributed net investment income/
   (accumulated net investment loss)
    at end of period .......................... $   337,183   $  1,923,436  $      4,437  $       238  $       79  $   227,087
                                                ===========   ============  ============  ===========  ==========  ===========




                                                  GROWTH &    GROWTH FUND                  MID CAP     SMALL CAP  INTERNATIONAL
                                                   INCOME       OF THE        GROWTH        STOCK        STOCK       GROWTH
                                                   FUND        NORTHWEST       FUND         FUND         FUND         FUND
                                                ------------  -----------  ------------  -----------  -----------  -----------


Net investment income/(loss) .................. $    387,257  $    97,309  $   (556,524) $    22,829  $  (260,226) $    97,875
Net realized gain/(loss) on security
   transactions, forward foreign currency
   contracts, foreign currency transactions
   and futures contracts during the period         3,415,642      866,913    35,016,669       15,366     9,884,798    4,835,517
Capital gain distributions received ...........        -            -             -            -            -            -
Net unrealized appreciation/(depreciation)
   on securities, forward foreign currency
   contracts, foreign currency, futures
   contracts and other assets and liabilities
   during the period ..........................    4,752,958    3,826,452   (45,650,302)    (147,140)  (1,080,715)  (7,804,891)
                                                ------------  -----------  ------------  -----------  -----------  -----------
Net increase/(decrease) in net assets
   resulting from operations ..................    8,555,857    4,790,674   (11,190,157)    (108,945)   8,543,857   (2,871,499)

Distributions to shareholders from:
   Net investment income ......................     (511,265)    (299,451)     (230,774)       -            -       (1,833,211)
   Net realized gains on investments ..........  (10,882,635)       -       (89,169,016)       -       (5,501,990)    (625,248)
Net increase/(decrease) in net assets
   from Fund share transactions ...............   77,444,040   29,746,714   107,393,436   37,594,676   34,841,060   (9,087,508)
                                                ------------  -----------  ------------  -----------  -----------  -----------
Net increase/(decrease) in net assets .........   74,605,997   34,237,937     6,803,489   37,485,731   37,882,927  (14,417,466)
NET ASSETS:
Beginning of period ...........................  205,960,426   20,429,195   369,951,954        -       53,615,624   86,632,486
                                                ------------  -----------  ------------  -----------  -----------  -----------
End of period ................................. $280,566,423  $54,667,132  $376,755,443  $37,485,731  $91,498,551  $72,215,020
                                                ============  ===========  ============  ===========  ===========  ===========
Undistributed net investment income/
   (accumulated net investment loss)
    at end of period .......................... $   395,240   $    98,367  $ (1,498,602) $    22,829  $  (260,226) $  (535,071)
                                                ============  ===========  ============  ===========  ===========  ===========



                                                                 U.S.
                                                              GOVERNMENT   SHORT TERM      MONEY
                                                   INCOME     SECURITIES     INCOME       MARKET
                                                    FUND         FUND         FUND         FUND
                                                ------------  -----------  -----------  -----------


Net investment income/(loss) .................. $  2,928,824  $ 2,694,641  $ 1,310,067  $   645,455
Net realized gain/(loss) on security
   transactions, forward foreign currency
   contracts, foreign currency transactions
   and futures contracts during the period           (76,724)      11,691      (60,060)       -
Capital gain distributions received ...........        -             -           -            -
Net unrealized appreciation/(depreciation)
   on securities, forward foreign currency
   contracts, foreign currency, futures
   contracts and other assets and liabilities
   during the period ..........................      227,811       46,500      (64,176)       -
                                                ------------  -----------  -----------  -----------
Net increase/(decrease) in net assets
   resulting from operations ..................    3,079,911    2,752,832    1,185,831      645,455

Distributions to shareholders from:
   Net investment income ......................   (2,919,921)  (2,724,527)  (1,308,339)    (645,455)
   Net realized gains on investments ..........        -             -           -            -
Net increase/(decrease) in net assets
   from Fund share transactions ...............   48,475,077   12,753,106   (7,959,045) (14,769,566)
                                                ------------  -----------  -----------  -----------
Net increase/(decrease) in net assets .........   48,635,067   12,781,411   (8,081,553) (14,769,566)
NET ASSETS:
Beginning of period ...........................   55,555,800   80,014,620   53,144,382   31,104,592
                                                ------------  -----------  -----------  -----------
End of period ................................. $104,190,867  $92,796,031  $45,062,829  $16,335,026
                                                ============  ===========  ===========  ===========
Undistributed net investment income/
   (accumulated net investment loss)
    at end of period .......................... $    102,509  $   326,780  $   102,534  $    23,539
                                                ============  ===========  ===========  ===========



-------------------------
(a) The Mid Cap Stock Fund commenced operations on May 1, 2000.


                       See Notes to Financial Statements.


                                                                             8-9

WM VARIABLE TRUST

FOR THE YEAR ENDED DECEMBER 31, 1999




                                                 STRATEGIC    CONSERVATIVE                 FLEXIBLE
                                                  GROWTH        GROWTH        BALANCED      INCOME       INCOME    BOND & Stock
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO     FUND
                                                -----------   ------------  ------------  -----------  ----------  -----------


Net investment income/(loss) .................. $    49,513   $    333,820  $  1,298,399  $   542,556  $  252,811  $   230,614
Net realized gain/(loss) on security
   transactions, forward foreign currency
   contracts, foreign currency transactions
   and futures contracts during the year ......     (27,187)     1,169,719       260,950       20,610      (7,082)     (25,419)
Capital gain distributions received ...........     920,547      1,548,689     1,453,326      190,885        -           -
Net unrealized appreciation/(depreciation)
   on securities, forward foreign currency
   contracts, foreign currency, futures
   contracts and other assets and liabilities
   during the year ............................   6,520,438     16,857,424    14,157,295      263,704    (168,546)      35,866
                                                -----------   ------------  ------------  -----------  ----------  -----------
Net increase/(decrease) in net assets
   resulting from operations ..................   7,463,311     19,909,652    17,169,970    1,017,755      77,183      241,061
Distributions to shareholders from:
   Net investment income ......................    (124,989)      (284,451)   (1,625,500)    (559,028)   (271,227)     (18,789)
   Net realized gains on investments ..........     (84,670)      (288,121)     (245,866)      (8,409)     (1,867)       -
   Distributions in excess of net realized
    gains on investments ......................      -              -             -             -            (178)       -
Net increase/(decrease) in net assets from
   Fund share transactions ....................  23,296,301    126,380,641   144,067,136   24,287,883   6,572,632    8,988,459
                                                -----------   ------------  ------------  -----------  ----------  -----------
Net increase/(decrease) in net assets .........  30,549,953    145,717,721   159,365,740   24,738,201   6,376,543    9,210,731
NET ASSETS:
Beginning of year .............................   4,949,793     10,072,524    11,161,563    1,107,361     829,144    2,585,950
                                                -----------   ------------  ------------  -----------  ----------  -----------
End of year ................................... $35,499,746   $155,790,245  $170,527,303  $25,845,562  $7,205,687  $11,796,681
                                                ===========   ============  ============  ===========  ==========  ===========
Undistributed net investment income/
   (accumulated net investment loss)
    at end of year ............................ $   413,286   $    955,549  $    581,220  $    67,323  $    -      $   229,543
                                                ===========   ============  ============  ===========  ==========  ===========



                                                  GROWTH &    GROWTH FUND                 SMALL CAP  INTERNATIONAL
                                                  INCOME       OF THE         GROWTH        STOCK        GROWTH      INCOME
                                                   FUND        NORTHWEST       FUND         FUND         FUND         FUND
                                                ------------  -----------  ------------  -----------  -----------  -----------


Net investment income/(loss) .................. $    528,565  $    (1,480) $ (1,816,874) $  (280,422) $   538,936  $ 3,637,076
Net realized gain/(loss) on security
   transactions, forward foreign currency
   contracts, foreign currency transactions
   and futures contracts during the year ......   10,887,284      201,317    89,776,539    6,206,614    7,014,385     (300,208)
Capital gain distributions received ...........       -            -             -            -            -            -
Net unrealized appreciation/(depreciation)
   on securities, forward foreign currency
   contracts, foreign currency, futures
   contracts and other assets and liabilities
   during the year ............................   14,845,356    3,166,715    85,078,552   15,296,154   20,981,849   (4,338,814)
                                                ------------  -----------  ------------  -----------  -----------  -----------
Net increase/(decrease) in net assets
   resulting from operations ..................   26,261,205    3,366,552   173,038,217   21,222,346   28,535,170   (1,001,946)
Distributions to shareholders from:
   Net investment income ......................     (305,700)        (259)       -            -           (42,338)  (3,615,253)
   Net realized gains on investments ..........  (11,096,092)     (70,780)  (27,262,135)  (7,665,390)      -            -
   Distributions in excess of net realized
    gains on investments ......................       -            -             -            -            -            -
Net increase/(decrease) in net assets from
   Fund share transactions ....................   65,806,451   14,820,322    61,208,584   (4,321,174)  (2,220,413)  10,519,241
                                                ------------  -----------  ------------  -----------  -----------  -----------
Net increase/(decrease) in net assets .........   80,665,864   18,115,835   206,984,666    9,235,782   26,272,419    5,902,042
NET ASSETS:
Beginning of year .............................  125,294,562    2,313,360   162,967,288   44,379,842   60,360,067   49,653,758
                                                ------------  -----------  ------------  -----------  -----------  -----------
End of year ................................... $205,960,426  $20,429,195  $369,951,954  $53,615,624  $86,632,486  $55,555,800
                                                ============  ===========  ============  ===========  ===========  ===========
Undistributed net investment income/
   (accumulated net investment loss)
    at end of year ............................ $    519,248  $     1,058  $   (711,304) $    -       $ 1,825,513  $    93,606
                                                ============  ===========  ============  ===========  ===========  ===========




                                                    U.S.
                                                 GOVERNMENT   SHORT TERM      MONEY
                                                 SECURITIES     INCOME        MARKET
                                                    FUND         FUND         FUND
                                                ------------  -----------  -----------


Net investment income/(loss) ..................  $ 3,799,761  $ 2,286,367  $ 1,263,243
Net realized gain/(loss) on security
   transactions, forward foreign currency
   contracts, foreign currency transactions
   and futures contracts during the year ......       23,015     (140,607)        (467)
Capital gain distributions received ...........       -            -            -
Net unrealized appreciation/(depreciation)
   on securities, forward foreign currency
   contracts, foreign currency, futures
   contracts and other assets and liabilities
   during the year ............................   (3,397,768)    (858,305)      -
                                                ------------  -----------  -----------
Net increase/(decrease) in net assets
   resulting from operations ..................      425,008    1,287,455    1,262,776
Distributions to shareholders from:
   Net investment income ......................   (3,755,167)  (2,187,980)  (1,263,243)
   Net realized gains on investments ..........       -            -            -
   Distributions in excess of net realized
    gains on investments ......................       -            -            -
Net increase/(decrease) in net assets from
   Fund share transactions ....................   41,430,385   16,645,610     (756,992)
                                                ------------  -----------  -----------
Net increase/(decrease) in net assets .........   38,100,226   15,745,085     (757,459)
NET ASSETS:
Beginning of year .............................   41,914,394   37,399,297   31,862,051
                                                ------------  -----------  -----------
End of year ................................... $ 80,014,620  $53,144,382  $31,104,592
                                                ============  ===========  ===========
Undistributed net investment income/
   (accumulated net investment loss)
    at end of year ............................ $    356,666  $   100,806  $    23,539
                                                ============  ===========  ===========



                       See Notes to Financial Statements.



                                                                           10-11

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

WM VARIABLE TRUST


                                                STRATEGIC GROWTH PORTFOLIO               CONSERVATIVE GROWTH PORTFOLIO
                                        ----------------------------------------   ----------------------------------------
                                        SIX MONTHS ENDED                           SIX MONTHS ENDED
                                            06/30/00                                   06/30/00
                                           (UNAUDITED)       YEAR ENDED 12/31/99      (UNAUDITED)       YEAR ENDED 12/31/99
                                        ----------------     -------------------   ----------------     -------------------
AMOUNT
   Sold ................................$     40,587,936     $        23,328,566   $     91,177,896     $       129,402,449
   Issued as reinvestment of dividends..         994,356                 209,658          3,071,793                 572,571
   Redeemed ............................      (1,686,622)               (241,923)       (10,464,094)             (3,594,379)
                                        ----------------     -------------------   ----------------     -------------------
   Net increase ........................$     39,895,670     $        23,296,301   $     83,785,595     $       126,380,641
                                        ================     ===================   ================     ===================
SHARES
   Sold ................................       2,007,396               1,447,111          5,233,747               8,487,813
   Issued as reinvestment of dividends..          49,892                  13,329            178,282                  40,294
   Redeemed ............................         (82,705)                (16,413)          (600,026)               (222,707)
                                        ----------------     -------------------   ----------------     -------------------
   Net increase ........................       1,974,583               1,444,027          4,812,003               8,305,400
                                        ================     ===================   ================     ===================




                                                   BALANCED PORTFOLIO                       FLEXIBLE INCOME PORTFOLIO
                                        ----------------------------------------   ----------------------------------------
                                        SIX MONTHS ENDED                           SIX MONTHS ENDED
                                            06/30/00                                   06/30/00
                                           (UNAUDITED)       YEAR ENDED 12/31/99     (UNAUDITED)        YEAR ENDED 12/31/99
                                        ----------------     -------------------   ----------------     -------------------
AMOUNT
   Sold ................................$     81,911,776     $       143,889,800   $      9,116,824     $        24,304,488
   Issued as reinvestment of dividends..       4,861,126               1,871,365            948,341                 567,437
   Redeemed ............................     (11,736,107)             (1,694,029)        (1,863,229)               (584,042)
                                        ----------------     -------------------   ----------------     -------------------
   Net increase/(decrease) .............$     75,036,795     $       144,067,136   $      8,201,936     $        24,287,883
                                        ================     ===================   ================     ===================
SHARES
   Sold ................................       5,438,670              10,496,408            767,976               2,083,483
   Issued as reinvestment of dividends..         320,955                 137,471             79,796                  48,630
   Redeemed ............................        (784,837)               (120,120)          (155,778)                (49,956)
                                        ----------------     -------------------   ----------------     -------------------
   Net increase/(decrease) .............       4,974,788              10,513,759            691,994               2,082,157
                                        ================     ===================   ================     ===================



                                                    INCOME PORTFOLIO
                                        ----------------------------------------
                                        SIX MONTHS ENDED
                                            06/30/00
                                           (UNAUDITED)       YEAR ENDED 12/31/99
                                        ----------------------------------------
AMOUNT
   Sold ................................$      2,016,656     $         6,855,590
   Issued as reinvestment of dividends..         223,084                 273,272
   Redeemed ............................      (1,764,982)               (556,230)
                                        ----------------     -------------------
   Net increase/(decrease) .............$        474,758     $         6,572,632
                                        ================     ===================
SHARES
   Sold ................................         203,222                 675,445
   Issued as reinvestment of dividends..          22,546                  27,313
   Redeemed ............................        (177,609)                (54,730)
                                        ----------------     -------------------
   Net increase/(decrease) .............          48,159                 648,028
                                        ================     ===================



                                                  BOND & STOCK FUND                          GROWTH & INCOME FUND
                                        ----------------------------------------   ----------------------------------------

                                        SIX MONTHS ENDED                           SIX MONTHS ENDED
                                           06/30/00                                    06/30/00
                                         (UNAUDITED)         YEAR ENDED 12/31/99     (UNAUDITED)        YEAR ENDED 12/31/99
                                        ----------------     -------------------   ----------------     -------------------
AMOUNT
   Sold ................................$      3,681,565     $        10,566,110   $     82,030,046     $       123,760,622
   Issued as reinvestment of dividends..         228,505                  18,789         11,393,899              11,401,792
   Redeemed ............................      (1,310,083)             (1,596,440)       (15,979,905)            (69,355,963)
                                        ----------------     -------------------   ----------------     -------------------
   Net increase/(decrease) .............$      2,599,987     $         8,988,459   $     77,444,040     $        65,806,451
                                        ================     ===================   ================     ===================
SHARES
   Sold ................................         350,499               1,020,144          4,503,173               6,867,884
   Issued as reinvestment of dividends..          21,597                   1,791            631,941                 650,787
   Redeemed ............................        (125,512)               (150,602)          (856,956)             (3,815,714)
                                        ----------------     -------------------   ----------------     -------------------
   Net increase/(decrease) .............         246,584                 871,333          4,278,158               3,702,957
                                        ================     ===================   ================     ===================



                                           GROWTH FUND OF THE NORTHWEST FUND(a)
                                        ----------------------------------------

                                        SIX MONTHS ENDED
                                            06/30/00
                                           (UNAUDITED)       YEAR ENDED 12/31/99
                                        ----------------     -------------------
AMOUNT
   Sold ................................$     29,737,131     $        15,542,865
   Issued as reinvestment of dividends..         299,451                  71,039
   Redeemed ............................        (289,868)               (793,582)
                                        ----------------     -------------------
   Net increase/(decrease) .............$     29,746,714     $        14,820,322
                                        ================     ===================
SHARES
   Sold ................................       1,824,032               1,195,360
   Issued as reinvestment of dividends..          17,793                   5,837
   Redeemed ............................         (19,008)                (63,683)
                                        ----------------     -------------------
   Net increase/(decrease) .............       1,822,817               1,137,514
                                        ================     ===================



                                                     GROWTH FUND                  MID CAP STOCK FUND(b)
                                        ----------------------------------------   ----------------
                                        SIX MONTHS ENDED                           SIX MONTHS ENDED
                                            06/30/00                                  06/30/00
                                          (UNAUDITED)        YEAR ENDED 12/31/99     (UNAUDITED)
                                        ----------------     -------------------   ----------------
AMOUNT
   Sold ................................$     71,195,113     $       120,364,521   $     37,594,676
   Issued as reinvestment of dividends..      89,399,790              27,262,135           -
   Redeemed ............................     (53,201,467)            (86,418,072)          -
                                        ----------------     -------------------   ----------------
   Net increase/(decrease) .............$    107,393,436     $        61,208,584   $     37,594,676
                                        ================     ===================   ================
SHARES
   Sold ................................       1,788,733               4,039,838          3,757,414
   Issued as reinvestment of dividends..       3,079,566               1,111,833           -
   Redeemed ............................      (1,335,496)             (2,841,490)          -
                                        ----------------     -------------------   ----------------
   Net increase/(decrease) .............       3,532,803               2,310,181          3,757,414
                                        ================     ===================   ================



                                                SMALL CAP STOCK FUND(c)
                                        ----------------------------------------
                                        SIX MONTHS ENDED
                                            06/30/00
                                           (UNAUDITED)       YEAR ENDED 12/31/99
                                        ----------------     -------------------
AMOUNT
   Sold ................................$     37,832,211     $         3,656,523
   Issued as reinvestment of dividends..       5,501,990               7,665,390
   Redeemed ............................      (8,493,141)            (15,643,087)
                                        ----------------     -------------------
   Net increase/(decrease) .............$     34,841,060     $        (4,321,174)
                                        ================     ===================
SHARES
   Sold ................................       1,762,916                 259,465
   Issued as reinvestment of dividends..         274,825                 676,557
   Redeemed ............................        (393,153)             (1,174,376)
                                        ----------------     -------------------
   Net increase/(decrease) .............       1,644,588                (238,354)
                                        ================     ===================



                                               INTERNATIONAL GROWTH FUND
                                       ----------------------------------------

                                       SIX MONTHS ENDED
                                           06/30/00
                                          (UNAUDITED)        YEAR ENDED 12/31/99
                                        ----------------     -------------------
AMOUNT
   Sold ................................ $     9,124,890     $        38,311,889
   Issued as reinvestment of dividends..       2,458,459                  42,338
   Redeemed ............................     (20,670,857)            (40,574,640)
                                        ----------------     -------------------
   Net increase/(decrease) ............. $    (9,087,508)    $        (2,220,413)
                                        ================     ===================
SHARES
   Sold ................................         537,024               2,654,883
   Issued as reinvestment of dividends..         150,181                   3,350
   Redeemed ............................      (1,212,802)             (2,941,642)
                                        ----------------     -------------------
   Net increase/(decrease) .............        (525,597)               (283,409)
                                        ================     ===================


--------------------------
(a) Formerly Northwest Fund.
(b) The Mid Cap Stock Fund commenced operations on May 1, 2000.
(c) Formerly Emerging Growth Fund.


                       See Notes to Financial Statements.


                                                                           12-13

WM VARIABLE TRUST



                                                      INCOME FUND                       U.S. GOVERNMENT SECURITIES FUND
                                        ----------------------------------------   ----------------------------------------
                                        SIX MONTHS ENDED                           SIX MONTHS ENDED
                                            06/30/00                                   06/30/00
                                           (UNAUDITED)       YEAR ENDED 12/31/99      (UNAUDITED)       YEAR ENDED 12/31/99
                                        ----------------     -------------------   ----------------     -------------------
AMOUNT
   Sold ................................$     53,116,328     $        24,462,002   $     21,514,098     $        67,362,181
   Issued as reinvestment of dividends..       2,919,922               3,615,253          2,724,526               3,755,166
   Redeemed ............................      (7,561,173)            (17,558,014)       (11,485,518)            (29,686,962)
                                        ----------------     -------------------   ----------------     -------------------
   Net increase ........................$     48,475,077     $        10,519,241   $     12,753,106     $        41,430,385
                                        ================     ===================   ================     ===================
SHARES
   Sold ................................       5,672,589               2,533,035          2,236,618               6,804,802
   Issued as reinvestment of dividends..         313,471                 377,063            284,694                 385,283
   Redeemed ............................        (807,208)             (1,814,490)        (1,196,014)             (3,019,225)
                                        ----------------     -------------------   ----------------     -------------------
   Net increase ........................       5,178,852               1,095,608          1,325,298               4,170,860
                                        ================     ===================   ================     ===================


                                                 SHORT TERM INCOME FUND(a)                     MONEY MARKET FUND
                                        ----------------------------------------   ----------------------------------------
                                        SIX MONTHS ENDED                           SIX MONTHS ENDED
                                            06/30/00                                   06/30/00
                                           (UNAUDITED)       YEAR ENDED 12/31/99      (UNAUDITED)       YEAR ENDED 12/31/99
                                        ----------------     -------------------   ----------------     -------------------
AMOUNT
   Sold ................................$      2,029,030     $        36,013,392   $     26,749,805     $        30,478,529
   Issued as reinvestment of dividends..       1,308,338               2,187,980            641,370               1,257,887
   Redeemed ............................     (11,296,413)            (21,555,762)       (42,160,741)            (32,493,408)
                                        ----------------     -------------------   ----------------     -------------------
   Net increase/(decrease) .............$     (7,959,045)    $        16,645,610   $    (14,769,566)    $          (756,992)
                                        ================     ===================   ================     ===================
SHARES
   Sold ................................         846,549              14,893,459         26,749,805              30,478,529
   Issued as reinvestment of dividends..         549,722                 911,275            641,370               1,257,887
   Redeemed ............................      (4,718,282)             (8,895,716)       (42,160,741)            (32,493,408)
                                        ----------------     -------------------   ----------------     -------------------
   Net increase/(decrease) .............      (3,322,011)              6,909,018        (14,769,566)               (756,992)
                                        ================     ===================   ================     ===================



-------------------------
(a) Formerly Short Term High Quality Bond Fund.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

STRATEGIC GROWTH PORTFOLIO

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.






                                                                                      SIX MONTHS
                                                                                         ENDED      YEAR      YEAR       PERIOD
                                                                                       06/30/00     ENDED     ENDED      ENDED
                                                                                      (UNAUDITED)  12/31/99  12/31/98   12/31/97*
                                                                                       ---------   --------  --------   --------

Net asset value, beginning of period ...............................................    $ 19.59    $ 13.46    $ 10.70    $ 10.00
                                                                                        -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............................................................       0.13++     0.05++     0.17++     0.10
Net realized and unrealized gain on investments ....................................       0.48       6.35       2.63       0.60#
                                                                                        -------    -------    -------    -------
Total from investment operations ...................................................       0.61       6.40       2.80       0.70
                                                                                        -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income ...............................................      (0.11)     (0.16)     (0.03)       -
Distributions from net realized gains ..............................................      (0.16)     (0.11)     (0.01)       -
                                                                                        -------    -------    -------    -------
Total distributions ................................................................      (0.27)     (0.27)     (0.04)       -
                                                                                        -------    -------    -------    -------
Net asset value, end of period .....................................................    $ 19.93    $ 19.59    $ 13.46     $10.70
                                                                                        -------    -------    -------    -------
TOTAL RETURN+ ......................................................................       3.10%     47.95%     26.19%      7.00%
                                                                                        =======    =======    =======    =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...............................................    $75,448    $35,500    $ 4,949    $   591
Ratio of operating expenses to average net assets (a) (b) ..........................       0.33%**    0.35%      0.35%      0.35%**
Ratio of net investment income to average net assets ...............................       1.28%**    0.35%      1.42%      0.51%**
Portfolio turnover rate ............................................................         16%         7%        39%        11%
Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and fees
   reduced by credits allowed by the custodian (b) ..................................       0.33%**    0.43%      0.80%     15.54%**



----------------------------
  *  The Portfolio commenced operations on June 3, 1997.
 **  Annualized.
  +  Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio shares.
 (a) Ratio of operating expenses to average net assets includes expenses paid indirectly.
 (b) The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

CONSERVATIVE GROWTH PORTFOLIO

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.




                                                                                      SIX MONTHS
                                                                                         ENDED      YEAR        YEAR      PERIOD
                                                                                       06/30/00     ENDED       ENDED      ENDED
                                                                                      (UNAUDITED)  12/31/99   12/31/98   12/31/97*
                                                                                       ---------   --------   --------   --------

Net asset value, beginning of period ...............................................    $  17.10    $ 12.54    $ 10.49    $ 10.00
                                                                                        --------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............................................................        0.17++     0.12++     0.20++     0.07
Net realized and unrealized gain on investments ....................................        0.18       4.76       1.89       0.42#
                                                                                        --------    -------    -------    -------
Total from investment operations ...................................................        0.35       4.88       2.09       0.49
                                                                                        --------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income ...............................................       (0.07)     (0.16)     (0.03)      -
Distributions from net realized gains ..............................................       (0.15)     (0.16)     (0.01)      -
                                                                                        --------    -------    -------    -------
Total distributions ................................................................       (0.22)     (0.32)     (0.04)      -
                                                                                        --------    -------    -------    -------
Net asset value, end of period .....................................................    $  17.23    $ 17.10    $ 12.54    $ 10.49
                                                                                        ========    =======    =======    =======
TOTAL RETURN+ ......................................................................        2.07%     39.36%     19.91%      4.90%
                                                                                        ========    =======    =======    =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...............................................    $239,905   $155,790    $10,072    $ 1,374
Ratio of operating expenses to average net assets (a) (b) ..........................        0.29%**    0.35%      0.35%      0.35%**
Ratio of net investment income to average net assets ...............................        1.97%**    0.85%      1.79%      1.24%**
Portfolio turnover rate ............................................................          15%        12%        35%        42%
Ratio of operating expenses to average net assets without fee waivers, expenses reimbursed and fees reduced by credits allowed
   by the custodian (b) .............................................................       0.29%**    0.36%      0.57%      6.67%**




----------------------------------------
  *  The Portfolio commenced operations on June 3, 1997.
 **  Annualized.
  +  Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
 #   The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio shares.
(a)  Ratio of operating expenses to average net assets includes expenses paid indirectly.
(b)  The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.




                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BALANCED PORTFOLIO

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.




                                                                                      SIX MONTHS
                                                                                         ENDED      YEAR       YEAR      PERIOD
                                                                                       06/30/00     ENDED      ENDED      ENDED
                                                                                      (UNAUDITED)  12/31/99   12/31/98   12/31/97*
                                                                                       ---------   --------   --------   --------


Net asset value, beginning of period ...............................................   $  14.92    $  12.20    $ 10.47    $ 10.00
                                                                                       --------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............................................................       0.22++      0.34++     0.31++     0.13
Net realized and unrealized gain on investments ....................................       0.13        2.95       1.49       0.34#
                                                                                       --------    --------    -------    -------
Total from investment operations ...................................................       0.35        3.29       1.80       0.47
                                                                                       --------    --------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income ...............................................      (0.24)      (0.48)     (0.07)      -
Distributions from net realized gains ..............................................      (0.08)      (0.09)      -          -
                                                                                       --------    --------    -------    -------
Total distributions ................................................................      (0.32)      (0.57)     (0.07)      -
                                                                                       --------    --------    -------    -------
Net asset value, end of period .....................................................   $  14.95    $  14.92    $ 12.20    $ 10.47
                                                                                       ========    ========    =======    =======
TOTAL RETURN+ ......................................................................       2.33%      27.71%     17.18%      4.70%
                                                                                       ========    ========    =======    =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...............................................   $245,165    $170,527    $11,161    $ 2,354
Ratio of operating expenses to average net assets (a) (b) ..........................       0.30%**     0.35%      0.35%      0.35%**
Ratio of net investment income to average net assets ...............................       2.95%**     2.70%      2.79%      2.34%**
Portfolio turnover rate ............................................................         18%        13%        33%        15%
Ratio of operating expenses to average net assets without fee waivers, expenses reimbursed and fees reduced by credits
   allowed by the custodian (b) .....................................................      0.30%**     0.35%      0.54%      3.97%**



----------------------------------------
  *  The Portfolio commenced operations on June 3, 1997.
 **  Annualized.
  +  Total return represents aggregate total return for the periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
 #   The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio shares.
(a)  Ratio of operating expenses to average net assets includes expenses paid indirectly.
(b)  The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FLEXIBLE INCOME PORTFOLIO

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.




                                                                                      SIX MONTHS
                                                                                         ENDED      YEAR       YEAR      PERIOD
                                                                                       06/30/00     ENDED      ENDED      ENDED
                                                                                      (UNAUDITED)  12/31/99  12/31/98   12/31/97*
                                                                                       ---------   --------  --------   --------

Net asset value, beginning of period ...............................................    $ 11.86    $ 11.38    $ 10.23    $ 10.00
                                                                                        -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............................................................       0.29++     0.58++     0.48++     0.04
Net realized and unrealized gain on investments ....................................       0.02       0.41       0.69       0.19#
                                                                                        -------    -------    -------    -------
Total from investment operations ..................................................        0.32       0.99       1.17       0.23
                                                                                        -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income ...............................................      (0.30)     (0.50)     (0.02)      -
Distributions from net realized gains ..............................................      (0.06)     (0.01)      -          -
                                                                                        -------    -------    -------    -------
Total distributions ...............................................................       (0.36)     (0.51)     (0.02)      -
                                                                                        -------    -------    -------    -------
Net asset value, end of period ....................................................     $ 11.81    $ 11.86    $ 11.38    $ 10.23
                                                                                        =======    =======    =======    =======
TOTAL RETURN+ ......................................................................       2.59%      8.58%     11.75%      2.30%
                                                                                        =======    =======    =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...............................................    $33,917    $25,846    $ 1,107    $   100
Ratio of operating expenses to average net assets (a) (b) ..........................       0.33%**    0.35%      0.35%      0.34%**
Ratio of net investment income to average net assets ...............................       4.91%**    5.09%      4.90%      7.04%**
Portfolio turnover rate ............................................................         16%        4%        78%         5%
Ratio of operating expenses to average net assets without fee waivers, expenses reimbursed and fees reduced by credits allowed
   by the custodian (b) .............................................................      0.33%**    0.41%      1.51%    116.19%**



----------------------------------------
  *  The Portfolio commenced operations on September 9, 1997.
**   Annualized.
  +  Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
++   Per share numbers have been calculated using the average shares method.
 #   The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio shares.
(a)  Ratio of operating expenses to average net assets includes expenses paid indirectly.
(b)  The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

INCOME PORTFOLIO

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                                                                      SIX MONTHS
                                                                                         ENDED      YEAR       YEAR      PERIOD
                                                                                       06/30/00     ENDED      ENDED      ENDED
                                                                                      (UNAUDITED)  12/31/99  12/31/98   12/31/97*
                                                                                       ---------   --------  --------    --------

Net asset value, beginning of period ...............................................    $  9.90    $ 10.42    $ 10.00    $  10.00
                                                                                        -------    -------    -------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............................................................       0.30++     0.71++     0.56++       -
Net realized and unrealized loss on investments ....................................      (0.02)     (0.52)     (0.14)        -
                                                                                        -------    -------    -------    --------
Total from investment operations ...................................................       0.28       0.19       0.42         -
                                                                                        -------    -------    -------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income ...............................................      (0.30)     (0.70)       -           -
Distributions from net realized gains ..............................................      (0.00)##   (0.01)       -           -
Distributions in excess of net realized gains ......................................        -        (0.00)##     -           -
                                                                                        -------    -------    -------    --------
Total distributions ................................................................      (0.30)     (0.71)       -           -
                                                                                        -------    -------    -------    --------
Net asset value, end of period .....................................................    $  9.88    $  9.90    $ 10.42    $  10.00#
                                                                                        =======    =======    =======    ========
TOTAL RETURN+ ......................................................................       2.82%      1.88%      4.23%       0.00%
                                                                                        =======    =======    =======    ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...............................................    $ 7,663    $ 7,026    $   829    $      0
Ratio of operating expenses to average net assets (a) (b) ..........................       0.35%**    0.35%      0.35%**     0.35%**
Ratio of net investment income to average net assets ...............................       6.13%**    7.07%      7.39%**     0.00%**
Portfolio turnover rate ............................................................         25%        17%        61%         99%
Ratio of operating expenses to average net assets without fee waivers, expenses reimbursed and fees reduced by credits
   allowed by the custodian (b) .....................................................      0.51%**    0.59%      5.37%** 7,567.04%**



---------------------------------------
  *  The Income Portfolio commenced operations on October 22, 1997, ceased operations on November 4, 1997, and re-commenced operations on April 23, 1998.
 **  Annualized.
  +  Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Represents offering share price.
 ##  Amount represents less than $0.01 per share.
(a)  Ratio of operating expenses to average net assets includes expenses paid indirectly.
(b)  The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BOND & STOCK FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.




                                                                                                 SIX MONTHS
                                                                                                    ENDED      YEAR      PERIOD
                                                                                                  06/30/00     ENDED      ENDED
                                                                                                 (UNAUDITED) 12/31/99   12/31/98*
                                                                                                 ----------  --------   ---------

Net asset value, beginning of period ...........................................................   $ 10.50    $ 10.27    $ 10.00
                                                                                                   -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................................................................       0.13       0.33++     0.16++
Net realized and unrealized gain/(loss) on investments ........................................       0.13      (0.07)#     0.14
                                                                                                   -------    -------    -------
Total from investment operations ..............................................................       0.26       0.26       0.30
                                                                                                   -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income ..........................................................      (0.17)     (0.03)     (0.03)
                                                                                                   -------    -------    -------
Total distributions ...........................................................................      (0.17)     (0.03)     (0.03)
                                                                                                   -------    -------    -------
Net asset value, end of period ................................................................    $ 10.59    $ 10.50     $10.27
                                                                                                   =======    =======    =======
TOTAL RETURN+ ..................................................................................      2.48%       2.49%      3.02%
                                                                                                   =======    =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........................................................    $14,509    $11,797    $ 2,586
Ratio of operating expenses to average net assets (a) .........................................       1.14%**    1.17%      1.50%**
Ratio of net investment income to average net assets ..........................................       3.54%**    3.22%      2.26%**
Portfolio turnover rate .......................................................................         18%        25%        28%
Ratio of operating expenses to average net assets without fee waivers
    and fees reduced by credits allowed by the custodian .......................................      1.15%**    1.19%      2.49%**


----------------------------------------
  *  The Fund commenced operations on April 28, 1998.
 **  Annualized.
  +  Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived by the investment
     advisor or if fees had not been reduced by credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio shares.
(a)  Ratio of operating expenses to average net assets includes expenses paid indirectly.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GROWTH & INCOME FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.






                                                               SIX MONTHS
                                                                  ENDED       YEAR       YEAR       YEAR       YEAR      YEAR
                                                                06/30/00      ENDED      ENDED      ENDED      ENDED     ENDED
                                                               (UNAUDITED)  12/31/99   12/31/98   12/31/97   12/31/96  12/31/95
                                                                ---------   --------   --------   --------   --------  --------

Net asset value, beginning of period .......................... $  18.58    $  16.97   $  16.92   $  14.29    $ 12.83   $  9.83
                                                                --------    --------   --------   --------    -------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................................      0.01        0.06++     0.06       0.06        0.12++   0.12
Net realized and unrealized gain on investments ..............      0.46        2.93       2.97       3.90        2.54     3.05
                                                                --------    --------   --------   --------    -------   -------
Total from investment operations .............................      0.47        2.99       3.03       3.96       2.66      3.17
                                                                --------    --------   --------   --------    -------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income .........................     (0.04)      (0.04)     (0.09)     (0.10)     (0.12)    (0.07)
Distributions from net realized gains ........................     (0.75)      (1.34)     (2.89)     (1.23)     (1.08)    (0.10)
                                                                --------    --------   --------   --------    -------   -------
Total distributions ..........................................     (0.79)      (1.38)     (2.98)     (1.33)     (1.20)    (0.17)
                                                                --------    --------   --------   --------    -------   -------
Net asset value, end of period ...............................  $  18.26    $  18.58   $  16.97    $ 16.92    $ 14.29   $ 12.83
                                                                ========    ========   ========   ========    =======   =======
TOTAL RETURN+ ................................................      2.53%      18.11%     18.98%     28.50%     21.81%    32.41%
                                                                ========    ========   ========   ========    =======   =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........................  $280,566    $205,960   $125,295   $101,794    $62,445   $46,362
Ratio of operating expenses to average net assets (a) ........      0.98%*      1.05%      1.06%      1.08%      1.13%     1.06%
Ratio of net investment income to average net assets .........      0.32%*      0.34%      0.37%      0.55%      0.93%     1.31%
Portfolio turnover rate ......................................        13%         38%        78%       109%        83%       70%
Ratio of operating expenses to average net assets without
   fee waivers, and/or fees reduced by credits allowed by
   the custodian ..............................................     0.99%*      1.05%      1.06%      1.08%      1.13%     1.16%



----------------------------------------
  *  Annualized.
  +  Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived by the investment
     advisor or if fees had not been reduced by credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
(a)  Ratio of operating expenses to average net assets includes expenses paid indirectly.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GROWTH FUND OF THE NORTHWEST

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.




                                                                                                 SIX MONTHS
                                                                                                    ENDED      YEAR      PERIOD
                                                                                                  06/30/00     ENDED      ENDED
                                                                                                 (UNAUDITED) 12/31/99   12/31/98*
                                                                                                 ----------  --------   ---------


Net asset value, beginning of period ............................................................  $ 15.14    $ 10.94    $ 10.00
                                                                                                   -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................................................................      0.13      (0.00)#     0.00#
Net realized and unrealized gain on investments ................................................      2.07       4.37       0.94
                                                                                                   -------    -------    -------
Total from investment operations ...............................................................      2.20       4.37       0.94
                                                                                                   -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income ...........................................................     (0.10)     (0.00)#     -
Distributions from net realized gains ..........................................................      -         (0.17)      -
                                                                                                   -------    -------    -------
Total distributions ............................................................................     (0.10)     (0.17)      -
                                                                                                   -------    -------    -------
Net asset value, end of period .................................................................   $ 17.24    $ 15.14     $10.94
                                                                                                   =======    =======    =======
TOTAL RETURN+ ...................................................................................    14.46%     40.37%      9.40%
                                                                                                   =======    =======    =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........................................................   $54,667    $20,429    $ 2,313
Ratio of operating expenses to average net assets (a) ..........................................      0.97%**    1.27%      1.50%**
Ratio of net investment income/(loss) to average net assets ....................................      0.51%**   (0.02)%     0.03%**
Portfolio turnover rate ........................................................................        15%        36%        28%
Ratio of operating expenses to average net assets without fee waivers
   and fees reduced by credits allowed by the custodian .........................................     0.97%**    1.28%      2.76%**



----------------------------------------
  *  The Fund commenced operations on April 28, 1998.
 **  Annualized.
  +  Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived by the investment
     advisor or if fees had not been reduced by credits allowed by the custodian.
  #  Amount represents less than $0.01 per share.
(a)  Ratio of operating expenses to average net assets includes expenses paid indirectly.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GROWTH FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.






                                                               SIX MONTHS
                                                                  ENDED       YEAR       YEAR       YEAR       YEAR       YEAR
                                                                06/30/00      ENDED      ENDED      ENDED      ENDED      ENDED
                                                               (UNAUDITED)  12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
                                                                ---------   --------   --------   --------   --------   --------

Net asset value, beginning of period .......................... $  38.54    $  22.36   $  15.41   $  16.01   $  15.72    $ 11.48
                                                                --------    --------   --------   --------   --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) .................................     (0.02)      (0.19)     (0.09)      0.07       0.00++#    0.04++
Net realized and unrealized gain/(loss) on investments .......     (0.92)      19.89       8.81       1.60       2.42       4.24
                                                                --------    --------   --------   --------   --------    -------
Total from investment operations .............................     (0.94)      19.70       8.72       1.67       2.42       4.28
                                                                --------    --------   --------   --------   --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .........................     (0.02)       -         (0.07)     (0.02)      -         (0.04)
Distributions from net realized gains ........................     (8.89)      (3.52)     (1.70)     (2.25)     (2.13)     (0.00)#
                                                                --------    --------   --------   --------   --------    -------
Total distributions ..........................................     (8.91)      (3.52)     (1.77)     (2.27)     (2.13)     (0.04)
                                                                --------    --------   --------   --------   --------    -------
Net asset value, end of period ...............................  $  28.69    $  38.54   $  22.36   $  15.41   $  16.01    $ 15.72
                                                                ========    ========   ========   ========   ========    =======
TOTAL RETURN+ .................................................    (2.71)%      97.09%     59.04%     11.24%     16.15%     37.34%
                                                                ========    ========   ========   ========   ========    =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........................  $376,755    $369,952   $162,967   $121,766   $116,064    $99,699
Ratio of operating expenses to average net assets (a) ........      1.11%*      1.15%      1.16%      1.18%      1.22%      1.24%
Ratio of net investment income/(loss) to average net assets ..     (0.29)%*   (0.78)%    (0.55)%     0.07%       0.01%      0.29%
Portfolio turnover rate ......................................        38%        129%       112%       158%       169%       187%
Ratio of operating expenses to average net assets
   without fee waivers, expenses reimbursed and/or fees
   reduced by credits allowed by the custodian ................     1.11%*      1.15%      1.17%      1.19%      1.22%      1.24%


------------------------------------------------
  *  Annualized.
  +  Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
(a)  Ratio of operating expenses to average net assets includes expenses paid indirectly.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MID CAP STOCK FUND(a)

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.






                                                                 PERIOD
                                                                  ENDED
                                                                06/30/00
                                                               (UNAUDITED)
                                                                ---------

Net asset value, beginning of period ..........................  $ 10.00
                                                                 -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................................      0.01
Net realized and unrealized loss on investments ..............     (0.03)
                                                                 -------
Total from investment operations .............................     (0.02)
                                                                 -------
LESS DISTRIBUTIONS:
Dividends from net investment income .........................      -
Distributions from net realized gains ........................      -
                                                                 -------
Total distributions ..........................................      -
                                                                 -------
Net asset value, end of period ...............................   $  9.98
                                                                 =======

TOTAL RETURN+ .................................................   (0.20)%
                                                                 =======


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net asset value, end of period (in 000's) ....................   $37,486
Ratio of operating expenses to average net assets (a) ........      1.08%*
Ratio of net investment income to average net assets .........      0.40%*
Portfolio turnover rate ......................................         0%#
Ratio of operating expenses to average net assets.............      1.08%*

-------------------------------
 (a) The Fund commenced operations on May 1, 2000.
  +  Total return is not annualized.
  *  Annualized.
  #  Amount represents less than 1%.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SMALL CAP STOCK FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.







                                                               SIX MONTHS
                                                                  ENDED       YEAR       YEAR       YEAR       YEAR       YEAR
                                                                06/30/00      ENDED      ENDED      ENDED      ENDED      ENDED
                                                               (UNAUDITED)  12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
                                                                ---------   --------   --------   --------   --------   --------

Net asset value, beginning of period ..........................  $ 19.13     $ 14.59    $ 15.63    $ 14.70    $ 13.74    $ 10.53
                                                                 -------     -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ..........................................     (0.06)      (0.10)++   (0.07)     (0.03)     (0.12)++   (0.01)
Net realized and unrealized gain on investments ..............      2.85        8.07       1.21       1.80       1.52       3.26
                                                                 -------     -------    -------    -------    -------    -------
Total from investment operations .............................      2.79        7.97       1.14       1.77       1.40       3.25
                                                                 -------     -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .........................      -           -          -          -          -         (0.04)
Distributions from net realized gains ........................     (1.35)      (3.43)     (2.18)     (0.84)     (0.44)     (0.00)#
                                                                 -------     -------    -------    -------    -------    -------
Total distributions ..........................................     (1.35)      (3.43)     (2.18)     (0.84)     (0.44)     (0.04)
                                                                 -------     -------    -------    -------    -------    -------
Net asset value, end of period ...............................   $ 20.57     $ 19.13    $ 14.59    $ 15.63    $ 14.70    $ 13.74
                                                                 =======     =======    =======    =======    =======    =======
TOTAL RETURN+ .................................................    14.75%      71.09%      8.09%     12.59%     10.04%     30.99%
                                                                 =======     =======    =======    =======    =======    =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net asset value, end of period (in 000's) ....................   $91,499     $53,616    $44,380    $45,362    $55,887    $46,058
Ratio of operating expenses to average net assets (a) ........      1.13%*      1.19%      1.19%      1.20%      1.20%      1.20%
Ratio of net investment loss to average net assets ...........    (0.67)%*   (0.75)%     (0.48)%    (0.58)%    (0.82)%    (0.35)%
Portfolio turnover rate ......................................       32%         52%       108%       116%       97%        135%
Ratio of operating expenses to average net assets without
   fee waivers expenses reimbursed and/or fees reduced by
   credits allowed by the custodian ...........................    1.13%*      1.19%      1.20%      1.21%      1.21%      1.28%

-------------------------------------------
  *  Annualized.
  +  Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived by the investment
     advisor or if fees had not been reduced by credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
 (a) Ratio of operating expenses to average net assets includes expenses paid indirectly.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.









                                                               SIX MONTHS
                                                                  ENDED       YEAR       YEAR       YEAR       YEAR       YEAR
                                                                06/30/00      ENDED      ENDED      ENDED      ENDED      ENDED
                                                               (UNAUDITED)  12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
                                                                ---------   --------   --------   --------   --------   --------


Net asset value, beginning of period ..........................  $ 17.63     $ 11.61    $ 12.26    $ 13.02    $ 12.11    $ 11.47
                                                                 -------     -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................................     (0.06)       0.12       0.07++     0.71       0.07++     0.18
Net realized and unrealized gain/(loss) on investments .......     (0.54)       5.91       0.64      (0.97)      1.01       0.58
                                                                 -------     -------    -------    -------    -------    -------
Total from investment operations .............................     (0.60)       6.03       0.71      (0.26)      1.08       0.76
                                                                 -------     -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .........................     (0.43)      (0.01)     (0.72)     (0.26)     (0.17)     (0.00)#
Distributions from net realized gains ........................     (0.15)       -         (0.64)     (0.24)      -         (0.12)
                                                                 -------     -------    -------    -------    -------    -------
Total distributions ..........................................     (0.58)      (0.01)     (1.36)     (0.50)     (0.17)     (0.12)
                                                                 -------     -------    -------    -------    -------    -------
Net asset value, end of period ...............................   $ 16.45     $ 17.63    $ 11.61    $ 12.26    $ 13.02    $ 12.11
                                                                 =======     =======    =======    =======    =======    =======
TOTAL RETURN+ .................................................    (3.40)%     51.96%      5.20%     (2.64)%     9.04%      6.61%
                                                                 =======     =======    =======    =======    =======    =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........................   $72,215     $86,632    $60,360    $49,636    $62,355    $45,909
Ratio of operating expenses to average net assets (a) ........      1.29%*      1.39%      1.36%      1.35%      1.39%      1.47%
Ratio of net investment income to average net assets .........      0.27%*      0.87%      0.61%      0.52%      0.56%      0.91%
Portfolio turnover rate ......................................        16%        161%       118%        84%        98%        72%
Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and/or fees reduced by
   credits allowed by the custodian ...........................     1.29%*      1.40%      1.48%      1.36%      1.39%      1.48%

----------------------------------------------------
  *  Annualized.
  +  Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
 (a) Ratio of operating expenses to average net assets includes expenses paid indirectly.



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

INCOME FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.







                                                               SIX MONTHS
                                                                  ENDED       YEAR       YEAR       YEAR       YEAR       YEAR
                                                                06/30/00      ENDED      ENDED      ENDED      ENDED      ENDED
                                                               (UNAUDITED)  12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
                                                                ---------   --------   --------   --------   --------   --------


Net asset value, beginning of period ..........................  $  9.35     $ 10.24    $ 10.19    $  9.82    $ 10.48    $  9.06
                                                                 -------     -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................................      0.28        0.67       0.70       0.70       0.68       0.70
Net realized and unrealized gain/(loss) on investments .......      0.03       (0.89)      0.04       0.37      (0.66)      1.50
                                                                 -------     -------    -------    -------    -------    -------
Total from investment operations .............................      0.31       (0.22)      0.74       1.07       0.02       2.20
                                                                 -------     -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .........................     (0.29)      (0.67)     (0.69)     (0.70)     (0.68)     (0.78)
                                                                 -------     -------    -------    -------    -------    -------
Total distributions ..........................................     (0.29)      (0.67)     (0.69)     (0.70)     (0.68)     (0.78)
                                                                 -------     -------    -------    -------    -------    -------
Net asset value, end of period ...............................   $  9.37     $  9.35    $ 10.24    $ 10.19    $  9.82    $ 10.48
                                                                 =======     =======    =======    =======    =======    =======
TOTAL RETURN+ .................................................     3.35%      (2.16)%     7.45%     11.35%      0.43%     25.09%
                                                                 =======     =======    =======    =======    =======    =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........................  $104,191     $55,556    $49,654    $51,670    $59,883    $60,676
Ratio of operating expenses to average net assets (a) ........      0.77%*      0.85%      0.96%      0.96%      0.98%      0.99%
Ratio of net investment income to average net assets .........      6.82%*      6.84%      6.69%      6.95%      6.92%      7.00%
Portfolio turnover rate ......................................         1%         12%         4%        36%        30%        42%
Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and/or fees reduced by
   credits allowed by the custodian ...........................     0.78%*      0.85%      0.96%      0.96%      0.98%      0.99%
Ratio of operating expenses to average net assets including
   interest expense ...........................................      -           -          -          -          -         0.99%

---------------------------------------------------
 *   Annualized.
 +   Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(a)  Ratio of operating expenses to average net assets includes expenses paid indirectly.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.





                                                               SIX MONTHS
                                                                  ENDED       YEAR       YEAR       YEAR       YEAR       YEAR
                                                                06/30/00      ENDED      ENDED      ENDED      ENDED      ENDED
                                                               (UNAUDITED)  12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
                                                                ---------   --------   --------   --------   --------   --------


Net asset value, beginning of period ..........................  $  9.62     $ 10.11    $ 10.04    $  9.77    $ 10.00    $  9.13
                                                                 -------     -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................................      0.29        0.54       0.63       0.63       0.58       0.64
Net realized and unrealized gain/(loss) on investments .......      0.01       (0.49)      0.06       0.26      (0.23)      0.87#
                                                                 -------     -------    -------    -------    -------    -------
Total from investment operations .............................      0.30        0.05       0.69       0.89       0.35       1.51
                                                                 -------     -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .........................     (0.30)      (0.54)     (0.62)     (0.62)     (0.58)     (0.64)
                                                                 -------     -------    -------    -------    -------    -------
Total distributions ..........................................     (0.30)      (0.54)     (0.62)     (0.62)     (0.58)     (0.64)
                                                                 -------     -------    -------    -------    -------    -------
Net asset value, end of period ...............................   $  9.62     $  9.62    $ 10.11    $ 10.04    $  9.77    $ 10.00
                                                                 =======     =======    =======    =======    =======    =======
TOTAL RETURN+ .................................................     3.29%       0.51%      7.03%      9.42%      3.69%     16.89%
                                                                 =======     =======    =======    =======    =======    =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .........................   $92,796     $80,015    $41,914    $61,656    $66,563    $52,303
Ratio of operating expenses to average net assets (a) ........      0.78%*      0.83%      0.89%      0.90%      0.94%      1.00%
Ratio of net investment income to average net assets .........      6.44%*      6.02%      5.85%      6.28%      6.18%      6.68%
Portfolio turnover rate ......................................         4%         15%        22%       194%       282%       273%
Ratio of operating expenses to average net assets without
   fee waivers,expenses reimbursed and/or fees reduced by
   credits allowed by the custodian ...........................     0.78%*      0.83%      1.03%      0.91%      0.94%      1.03%
Ratio of operating expenses to average net assets including
   interest expense ...........................................      -           -         1.02%      1.54%      1.08%      1.76%


-------------------------------------------
*    Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
#    The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund shares.
(a)  Ratio of operating expenses to average net assets includes expenses paid indirectly.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SHORT TERM INCOME FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.






                                                               SIX MONTHS
                                                                  ENDED       YEAR       YEAR       YEAR       YEAR       YEAR
                                                                06/30/00      ENDED      ENDED      ENDED      ENDED      ENDED
                                                               (UNAUDITED)  12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
                                                                ---------   --------   --------   --------   --------   --------


Net asset value, beginning of period ........................... $  2.39     $  2.44    $  2.43    $  2.43    $  2.49    $  2.39
                                                                 -------     -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................................    0.07        0.12       0.12       0.14       0.15       0.12
Net realized and unrealized gain/(loss) on investments .........   (0.01)      (0.05)      0.01       0.00#     (0.06)      0.10
                                                                 -------     -------    -------    -------    -------    -------
Total from investment operations ...............................    0.06        0.07       0.13       0.14       0.09       0.22
                                                                 -------     -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income ...........................   (0.07)      (0.12)     (0.12)     (0.14)     (0.15)     (0.12)
                                                                 -------     -------    -------    -------    -------    -------
Total distributions ............................................   (0.07)      (0.12)     (0.12)     (0.14)     (0.15)     (0.12)
                                                                 -------     -------    -------    -------    -------    -------
Net asset value, end of period ................................. $  2.38     $  2.39    $  2.44    $  2.43    $  2.43    $  2.49
                                                                 =======     =======    =======    =======    =======    =======
TOTAL RETURN+ ..................................................    2.49%       2.89%      5.28%      5.90%      3.74%      9.30%
                                                                 =======     =======    =======    =======    =======    =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........................... $45,063     $53,144    $37,399    $11,944    $12,402    $12,365
Ratio of operating expenses to average net assets (a) ..........    0.84%*      0.80%      0.85%      1.00%      0.98%      0.85%
Ratio of net investment income to average net assets ...........    5.56%*      5.26%      5.45%      6.04%      6.08%      6.14%
Portfolio turnover rate ........................................       5%         42%        27%        43%       125%       188%
Ratio of operating expenses to average net assets without
   fee waivers and/or fees reduced by credits allowed
   by the custodian ............................................    0.84%*      0.81%      0.89%      1.03%      1.06%      1.01%


---------------------------------------------
 *   Annualized.
 +   Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 #   Amount represents less than $0.01 per share.
(a)  Ratio of operating expenses to average net assets includes expenses paid indirectly.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.






                                                               SIX MONTHS
                                                                  ENDED       YEAR       YEAR       YEAR       YEAR       YEAR
                                                                06/30/00      ENDED      ENDED      ENDED      ENDED      ENDED
                                                               (UNAUDITED)  12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
                                                                ---------   --------   --------   --------   --------   --------


Net asset value, beginning of period ..........................  $  1.00     $  1.00    $  1.00     $ 1.00    $  1.00    $  1.00
                                                                 -------     -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................................     0.027       0.045      0.049      0.049      0.049      0.053
Net realized gain/(loss) on investments ......................      -         (0.000)#   (0.000)#    0.000#     0.000#    (0.000)#
                                                                 -------     -------    -------    -------    -------    -------
Total from investment operations .............................     0.027       0.045      0.049      0.049      0.049      0.053
                                                                 -------     -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income .........................    (0.027)     (0.045)    (0.049)    (0.049)    (0.049)    (0.053)
Distributions from net realized gains ........................      -           -          -          -        (0.000)#     -
                                                                 -------     -------    -------    -------    -------    -------
Total distributions ..........................................    (0.027)     (0.045)    (0.049)    (0.049)    (0.049)    (0.053)
                                                                 -------     -------    -------    -------    -------    -------
Net asset value, end of period ...............................   $  1.00     $  1.00    $  1.00     $ 1.00    $  1.00    $  1.00
                                                                 =======     =======    =======    =======    =======    =======
TOTAL RETURN+ .................................................     2.70%       4.56%      5.01%      4.99%      4.97%      5.46%
                                                                 =======     =======    =======    =======    =======    =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........................   $16,335     $31,105    $31,862    $32,864    $23,266    $20,373
Ratio of operating expenses to average net assets (a) ........      0.75%*      0.71%      0.65%      0.75%      0.58%      0.50%
Ratio of net investment income to average net assets .........      5.35%*      4.47%      4.90%      4.88%      4.86%      5.30%
Ratio of operating expenses to average net assets without
   fee waivers, expenses reimbursed and/or fees reduced by
   credits allowed by the custodian ...........................     0.78%*      0.78%      0.81%      0.85%      0.88%      1.01%


-----------------------------------------
*    Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
#    Amount represents less than $0.001 per share.
(a)  Ratio of operating expenses to average net assets includes expenses paid indirectly.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

STRATEGIC GROWTH PORTFOLIO

JUNE 30, 2000 (UNAUDITED)

     SHARES                                            VALUE
     ------                                            -----


 INVESTMENT COMPANY SECURITIES - 99.1%
    590,068   WM VT Growth Fund .................... $ 16,929,059
    334,166   WM VT Growth Fund of the Northwest....    5,761,025
  1,442,620   WM VT Growth & Income Fund ...........   26,342,241
    433,336   WM High Yield Fund ...................    3,822,027
    453,688   WM VT International Growth Fund ......    7,463,166
    746,219   WM VT Mid Cap Stock Fund .............    7,447,262
    341,186   WM VT Small Cap Stock Fund ...........    7,018,205
                                                     ------------
              Total Investment Company Securities
                (Cost $72,482,837) .................   74,782,985
                                                     ------------
    PRINCIPAL
     AMOUNT
    ---------
REPURCHASE AGREEMENT - 0.2%
   (Cost $157,000)
$   157,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased
                at $157,079 on 07/03/2000, collateralized by
                $128,009 U.S. Treasury Note, 8.125%
                08/15/2021 (Market Value $160,617)..      157,000
                                                     ------------
TOTAL INVESTMENTS (Cost $72,639,837*) ....  99.3%      74,939,985
OTHER ASSETS AND LIABILITIES (NET) .......   0.7          508,351
                                           -----     ------------
NET ASSETS ............................... 100.0%    $ 75,448,336
                                           =====     ============

---------------------
* Aggregate cost for federal tax purposes.


CONSERVATIVE GROWTH PORTFOLIO

JUNE 30, 2000 (UNAUDITED)


     SHARES                                            VALUE
     ------                                            -----

INVESTMENT COMPANY SECURITIES - 99.6%
  1,743,743   WM VT Growth Fund .................... $ 50,027,980
    760,299   WM VT Growth Fund of the Northwest ...   13,107,550
  4,248,657   WM VT Growth & Income Fund ...........   77,580,486
  1,357,164   WM High Yield Fund ...................   11,970,190
  2,583,529   WM VT Income Fund ....................   24,207,668
  1,177,112   WM VT International Growth Fund ......   19,363,493
  1,660,576   WM VT Mid Cap Stock Fund .............   16,572,544
    675,373   WM VT Small Cap Stock Fund ...........   13,892,422
  1,260,583   WM VT U.S. Government Securities Fun..   12,139,412
                                                     ------------
              Total Investment Company Securities
                (Cost $236,631,357) ................  238,861,745
                                                     ------------
    PRINCIPAL
     AMOUNT
    ---------

REPURCHASE AGREEMENT - 0.2%
   (Cost $521,000)
$   521,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased
                at $521,260 on 07/03/2000, collateralized by
                $424,795 U.S. Treasury Note, 8.125%
                08/15/2021 (Market Value $533,004)..      521,000
                                                     ------------
TOTAL INVESTMENTS (COST $237,152,357*) ...  99.8%     239,382,745
OTHER ASSETS AND LIABILITIES (NET) .......   0.2          521,907
                                           -----     ------------
NET ASSETS ............................... 100.0%    $239,904,652
                                           =====     ============

-----------------------
* Aggregate cost for federal tax purposes.


BALANCED PORTFOLIO

JUNE 30, 2000 (UNAUDITED)


     SHARES                                            VALUE
     ------                                            -----

Investment Company Securities - 99.7%
  1,193,451   WM VT Growth Fund .................... $ 34,240,112
    740,754   WM VT Growth Fund of the Northwest ...   12,770,592
  3,413,178   WM VT Growth & Income Fund ...........   62,324,627
  1,359,275   WM High Yield Fund ...................   11,988,805
  3,289,091   WM VT Income Fund ....................   30,818,781
    777,094   WM VT International Growth Fund ......   12,783,200
  1,232,641   WM VT Mid Cap Stock Fund .............   12,301,757
  8,165,562   WM VT Short Term Income Fund .........   19,434,037
    507,722   WM VT Small Cap Stock Fund ...........   10,443,831
  3,861,270   WM VT U.S. Government Securities Fun..   37,184,029
                                                     ------------
              Total Investment Company Securities
                (Cost $242,206,939) ................  244,289,771
                                                     ------------
    PRINCIPAL
     AMOUNT
    ---------

 REPURCHASE AGREEMENT - 0.0%#
   (Cost $88,000)
$    88,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased
                at $88,044 on 07/03/2000, collateralized by
                $71,750 U.S. Treasury Note, 8.125% 08/15/2021
                (Market Value $90,028) .............       88,000
                                                     ------------
TOTAL INVESTMENTS (Cost $242,294,939*) ...  99.7%     244,377,771
OTHER ASSETS AND LIABILITIES (NET) .......   0.3          787,436
                                           -----     ------------
NET ASSETS ............................... 100.0%    $245,165,207
                                           =====     ============

--------------------
* Aggregate cost for federal tax purposes.
# Amount represents less than 0.1% of net assets.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

FLEXIBLE INCOME PORTFOLIO

JUNE 30, 2000 (UNAUDITED)


     SHARES                                            VALUE
     ------                                            -----

 Investment Company Securities - 99.2%
     53,205   WM VT Growth Fund .....................$  1,526,440
     32,871   WM VT Growth Fund of the Northwest ....     566,701
    268,451   WM VT Growth & Income Fund ............   4,901,921
    249,991   WM High Yield Fund ....................   2,204,925
  1,076,033   WM VT Income Fund .....................  10,082,430
     78,502   WM VT Mid Cap Stock Fund ..............     783,453
  1,945,879   WM VT Short Term Income Fund ..........   4,631,192
     25,079   WM VT Small Cap Stock Fund ............     515,872
    876,719   WM VT U.S. Government Securities Fund..   8,442,804
                                                     ------------
              Total Investment Company Securities
                (Cost $33,906,517) ..................  33,655,738
                                                     ------------
    PRINCIPAL
     AMOUNT
    ---------

REPURCHASE AGREEMENT - 0.7%
   (Cost $222,000)
$   222,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased
                at $222,111 on 07/03/2000, collateralized by
                $181,007 U.S. Treasury Note, 8.125%
                08/15/2021 (Market Value $227,115)...     222,000
                                                     ------------
TOTAL INVESTMENTS (COST $34,128,517*) ....  99.9%      33,877,738
OTHER ASSETS AND LIABILITIES (NET) .......   0.1           39,358
                                           -----     ------------
NET ASSETS ............................... 100.0%    $ 33,917,096
                                           =====     ============

-----------------------
* Aggregate cost for federal tax purposes.


INCOME PORTFOLIO

JUNE 30, 2000 (UNAUDITED)


     SHARES                                            VALUE
     ------                                            -----

Investment Company Securities - 98.4%
     93,968   WM High Yield Fund ....................$    828,794
    234,099   WM VT Income Fund .....................   2,193,506
  1,015,569   WM VToney Market Fund .................   1,015,568
    613,696   WM VT Short Term Income Fund ..........   1,460,597
    212,218   WM VT U.S. Government Securities Fund..   2,043,662
                                                     ------------
              Total Investment Company Securities
                (Cost $7,653,743) ...................   7,542,127
                                                     ------------
    PRINCIPAL
     AMOUNT
    ---------

Repurchase Agreement - 1.6%
   (Cost $121,000)
$   121,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased
                at $121,061 on 07/03/2000, collateralized by
                $98,657 U.S. Treasury Note, 8.125%
                08/15/2021 (Market Value $123,788)...     121,000
                                                     ------------
total investments (Cost $7,774,743*) ..... 100.0%       7,663,127
other assets and liabilities (Net) .......   0.0#              11
                                           -----     ------------
Net Assets ............................... 100.0%    $  7,663,138
                                           =====     ============

-----------------------
* Aggregate cost for federal tax purposes.

# Amount represents less than 0.1% of net assets.




                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

BOND & STOCK FUND

JUNE 30, 2000 (UNAUDITED)


     SHARES                                                 VALUE
     ------                                                 -----


COMMON STOCKS - 56.9%
     BANKS/SAVINGS & LOANS - 7.7%
      4,000   Bank of America Corporation ............. $    172,000
      4,000   Bank One Corporation ....................      106,250
      3,000   Chase Manhattan Corporation .............      138,187
      3,000   Citigroup Inc. ..........................      180,750
      6,000   First Union Corporation .................      148,875
      5,000   Mellon Financial Corporation ............      182,187
      5,000   Wells Fargo & Company ...................      193,750
                                                        ------------
                                                           1,121,999
                                                        ------------
     REAL ESTATE INVESTMENT TRUSTS - 5.7%
      3,000   Arden Realty Inc. .......................       70,500
      4,000   CarrAmerica Realty Corporation ..........      106,000
      2,000   Essex Property Trust Inc. ...............       84,000
      4,000   Franchise Finance Corporation of America.       92,000
      2,000   Health Care Property Investors Inc. .....       54,500
      4,000   Hospitality Properties Trust ............       90,250
      4,000   Shurgard Storage Centers Inc., Class A ..       90,000
      4,000   Simon Property Group Inc. ...............       88,750
      3,000   Storage USA Inc. ........................       88,500
      5,000   Taubman Centers Inc. ....................       55,000
                                                        ------------
                                                             819,500
                                                        ------------
     CONSUMER STAPLES - 5.2%
      5,300   Albertson's Inc. ........................      176,225
      4,450   Fort James Corporation ..................      102,906
      5,000   PepsiCo Inc. ............................      222,187
      2,250   Philip Morris Companies Inc. ............       59,766
      5,000   Ralston-Ralston Purina Group ............       99,687
      5,000   Supervalu Inc. ..........................       95,313
                                                        ------------
                                                             756,084
                                                        ------------
     HEALTH CARE PRODUCTS - 5.0%
      1,800   Abbott Laboratories .....................       80,213
      1,550   Baxter International Inc. ...............      108,984
      5,000   Becton Dickinson & Company ..............      143,438
      2,000   Cardinal Health Inc. ....................      148,000
      3,000   DENTSPLY International Inc. .............       92,438
        800   Johnson & Johnson .......................       81,500
      4,000   Mylan Laboratories Inc. .................       73,000
                                                        ------------
                                                             727,573
                                                        ------------
     OIL & GAS - 4.2%
      2,500   Ashland Inc. ............................       87,656
      6,000   Repsol, Sponsored ADR ...................      118,875
      6,000   Tosco Corporation .......................      171,750
      2,600   Ultramar Diamond Shamrock Corporation ...       64,513
      5,000   Valero Energy Corporation ...............      158,750
                                                        ------------
                                                             601,544
                                                        ------------
     RETAIL SALES - 3.7%
      7,250   Blockbuster Inc., Class A+ ..............       70,234
      6,000   Limited Inc. ............................      129,750



     SHARES                                                 VALUE
     ------                                                 -----


     RETAIL SALES - (CONTINUED)
      6,500   May Department Stores Company ...........     $156,000
     10,000   Penney (J.C.) Company Inc. ..............      184,375
                                                        ------------
                                                             540,359
                                                        ------------
     COMPUTER SYSTEMS - 3.5%
      2,425   Compaq Computer Corporation .............       61,989
      6,000   Diebold Inc. ............................      167,250
      1,300   Hewlett-Packard Company .................      162,337
      1,000   International Business Machines Corporation    109,562
                                                        ------------
                                                             501,138
                                                        ------------
     FINANCIAL SERVICES - 3.3%
      4,000   Fannie Mae ..............................      208,750
      3,000   Finova Group Inc. .......................       39,000
      2,500   Franklin Resources Inc. .................       75,938
      1,500   Price (T. Rowe) Associates Inc. .........       63,750
      1,000   Providian Financial Corporation .........       90,000
                                                        ------------
                                                             477,438
                                                        ------------
     HEALTH CARE SERVICES - 3.2%
      2,000   Aetna Inc. ..............................      128,375
      3,000   HCA - The Healthcare Company ............       91,125
      8,400   HEALTHSOUTH Corporation+ ................       60,375
      1,100   PacifiCare Health Systems Inc.+ .........       66,206
      1,400   UnitedHealth Group Inc. .................      120,050
                                                        ------------
                                                             466,131
                                                        ------------
     COMPUTER SOFTWARE/SERVICES - 2.5%
      4,500   Autodesk Inc. ...........................      156,094
      4,000   Computer Associates International Inc. ..      204,750
                                                        ------------
                                                             360,844
                                                        ------------
     UTILITIES/TELECOMMUNICATIONS - 2.4%
      1,170   Alltel Corporation ......................       72,467
      2,000   AT&T Corporation ........................       63,250
      1,825   SBC Communications Inc. .................       78,931
      2,500   Sprint Corporation, FON Group ...........      127,500
         13   Winstar Communications Inc.+ ............          440
                                                        ------------
                                                             342,588
                                                        ------------
     BASIC INDUSTRY - 2.2%
      2,000   Bemis Company Inc. ......................       67,250
      2,900   Engelhard Corporation ...................       49,481
      6,725   Republic Services Inc.+ .................      107,600
      5,200   Waste Management Inc. ...................       98,800
                                                        ------------
                                                             323,131
                                                        ------------
     AEROSPACE/DEFENSE - 1.8%
      2,000   Boeing Company ..........................       83,625
      1,850   General Dynamics Corporation ............       96,662
      4,000   Raytheon Company, Class B ...............       77,000
                                                        ------------
                                                             257,287
                                                        ------------
                       See Notes to Financial Statements.

BOND & STOCK FUND

JUNE 30, 2000 (UNAUDITED)



     SHARES                                                 VALUE
     ------                                                 -----



COMMON STOCKS - (CONTINUED)
     MEDIA - 1.6%
      2,600   Harcourt General Inc. ...................     $141,375
      1,400   Viacom Inc., Class A+ ...................       95,725
                                                        ------------
                                                             237,100
                                                        ------------
     INSURANCE - 1.2%
        900   John Hancock Financial Services Inc.+ ...       21,319
      3,500   MGIC Investment Corporation .............      159,250
                                                        ------------
                                                             180,569
                                                        ------------
     CAPITAL GOODS - 1.1%
      3,000   Crane Company ...........................       72,937
      1,200   Grainger (W.W.) Inc. ....................       36,975
      2,720   Xerox Corporation .......................       54,400
                                                        ------------
                                                             164,312
                                                        ------------
     CONSUMER CYCLICALS - 1.0%
      2,400   Liz Claiborne Inc. ......................       84,600
      8,400   The Warnaco Group Inc. ..................       65,100
                                                        ------------
                                                             149,700
                                                        ------------
     BUSINESS SERVICES - 1.0%
      4,200   Cendant Corporation+ ....................       58,800
      2,850   Dun & Bradstreet Corporation ............       81,581
                                                        ------------
                                                             140,381
                                                        ------------
     LODGING & RESTAURANTS - 0.6%
      2,900   Starwood Hotels & Resorts Worldwide Inc.        93,706
                                                        ------------
              Total Common Stocks (Cost $8,007,402) ...    8,261,384
                                                        ------------
 CONVERTIBLE PREFERRED STOCKS - 3.0%
      1,060   Bank United Corporation, Conv. Pfd.,
                8.000% due 08/16/2004 .................       49,290
      1,500   DECS Trust VI, Conv. Pfd.,
                6.250% due 11/15/2002 .................      102,938
        230   Global Crossing Holdings Ltd., Conv. Pfd.,
                6.375% due 11/05/2004++ ...............       41,803
      1,300   Loral Space & Communications, Ltd., Series C,
                Conv. Pfd.,
                6.000% due 11/01/2006++ ...............       30,225
      1,350   PSINet Inc., Conv. Pfd. , Series C,
                6.750% due 05/05/2002 .................       65,981
        175   TCI Pacific Communications Inc., Conv. Pfd.,
                5.000% due 07/31/2006 .................       33,688
      4,950   Tribune Company, Conv. Pfd.,
                6.250% due 08/15/2001 .................       82,913
         35   Winstar Communications Inc., Conv. Pfd.,
                7.250% due 06/22/2002++ ...............       34,475
                                                        ------------
              Total Convertible Preferred Stocks
                (Cost $455,233) .......................      441,313
                                                        ------------


     PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----



 FIXED INCOME SECURITIES - 26.4%
     U.S. TREASURY OBLIGATIONS - 10.9%
        U.S. TREASURY NOTES - 8.2%
$   300,000     5.875% due 11/30/2001 .................     $297,469
    380,000     6.500% due 05/15/2005 .................      384,275
    225,000     6.500% due 10/15/2006 .................      227,602
    300,000     5.625% due 05/15/2008 .................      289,406
                                                        ------------
                                                           1,198,752
                                                        ------------
        U.S. TREASURY BOND - 2.7%
    300,000   9.000% due 11/15/2018 ...................      388,969
                                                        ------------
              Total U.S. Treasury Obligations
                (Cost $1,614,551) .....................   1,587,721
                                                        ------------
     CONVERTIBLE BONDS AND NOTES - 7.8%
    200,000   Chiquita Brands International Inc., Conv. Note,
                7.000% due 03/28/2001++ ...............      168,000
     62,000   EXCITE@HOME, Conv. Sub. Note,
                4.750% due 12/15/2006++ ...............       43,633
  1,000,000   Network Associates Inc., Conv. Bond,
                Zero coupon due 02/13/2018 ............      356,250
    280,000   Orbital Sciences Corporation, Conv. Sub.
                Note,
                5.000% due 10/01/2002++ ...............      189,700
    300,000   Veterinary Centers of America, Conv. Sub. Deb.,
                5.250% due 05/01/2006 .................      273,750
    100,000   Waste Management Inc., Conv. Deb.,
                4.000% due 02/01/2002 .................       93,250
                                                        ------------
              Total Convertable Bonds and Notes
                (Cost $1,135,119) .....................    1,124,583
                                                        ------------
     CORPORATE BONDS AND NOTES - 6.8%
    100,000   Aetna Services Inc., Company Guarantee,
                7.125% due 08/15/2006 .................       94,962
    300,000   CBS Corporation, Sr. Note,
                7.150% due 05/20/2005 .................      295,270
     40,000   Cendant Corporation, Note,
                7.750% due 12/01/2003 .................       38,658
     50,000   CNA Financial Corporation, Note,
                6.600% due 12/15/2008 .................       42,247
     45,000   Baxter International Inc., Note,
                7.125% due 02/01/2007 .................       43,554
     50,000   HEALTHSOUTH Corporation, Sr. Note,
                6.875% due 06/15/2005 .................       42,892
    100,000   Merrill Lynch & Company Inc., Note,
                6.000% due 02/17/2009 .................       88,621
    100,000   Philip Morris Companies Inc., Note,
                7.500% due 01/15/2002 .................       99,209
    100,000   Raytheon Corporation, Note,
                6.150% due 11/01/2008 .................       88,891
    100,000   Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 .................       86,559
    250,000   V2 Music Holdings Plc, Step coupon, Sr.
                Discount Note, Zero coupon to 4/15/2003;
                Zero coupon due 04/15/2008++ ..........       69,063
                                                        ------------
              Total Corporate Bonds and Notes
                (Cost $1,064,024) .....................      989,926
                                                        ------------




                       See Notes to Financial Statements.

BOND & STOCK FUND

JUNE 30, 2000 (UNAUDITED)


     PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

     U.S. Government Agency Mortgage-Backed Security - 0.9%
   (Cost $130,848)
$   130,000   Federal Home Loan Mortgage Corporation,
                Series 1638, Class K,
                6.500% due 03/15/2023 ................. $    124,667
                                                        ------------
              Total Fixed Income Securities
                (Cost $3,944,542) .....................    3,826,897
                                                        ------------
     SHARES
     ------

 WARRANT - 0.0%#
   (Cost $3)
        250   V2 Music Holdings Plc, Expires
                04/15/2008+,++ ........................            3
                                                        ------------


 REPURCHASE AGREEMENT - 13.7%
   (Cost $1,983,000)
$ 1,983,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased at
                $1,983,992 on 07/03/2000, collateralized by
                $1,616,830 U.S. Treasury Note, 8.125% due
                08/15/2021 (Market Value $2,028,689) .. $  1,983,000
                                                        ------------

TOTAL INVESTMENTS (COST $14,390,180*) ....... 100.0%      14,512,597
OTHER ASSETS AND LIABILITIES (NET) ..........  (0.0)#         (3,311)
                                              -----     ------------
NET ASSETS .................................. 100.0%    $ 14,509,286
                                              =====     ============


-------------------------------

 *   Aggregate cost for federal tax purposes.

 #   Amount  represents  less than  0.1% of net  assets.

 +   Non-income producing security.

++   Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

GROWTH & INCOME FUND

JUNE 30, 2000 (UNAUDITED)



     SHARES                                                 VALUE
     ------                                                 -----

COMMON STOCKS - 96.4%
     BANKS/SAVINGS & LOANS - 10.4%
    140,000   Bank of America Corporation .............   $6,020,000
     75,000   Chase Manhattan Corporation .............    3,454,687
    100,000   Citigroup Inc. ..........................    6,025,000
    125,000   First Union Corporation .................    3,101,562
     90,000   Mellon Financial Corporation ............    3,279,375
    185,001   Wells Fargo & Company ...................    7,168,789
                                                        ------------
                                                          29,049,413
                                                        ------------
     HEALTH CARE PRODUCTS - 10.0%
     33,000   Abbott Laboratories .....................    1,470,563
     50,000   American Home Products Corporation ......    2,937,500
     53,000   Bristol-Meyers Squibb Company ...........    3,087,250
    105,000   Cardinal Health Inc. ....................    7,770,000
     38,000   Johnson & Johnson .......................    3,871,250
     27,000   Merck & Company Inc. ....................    2,068,875
    225,000   Mylan Laboratories Inc. .................    4,106,250
     56,000   Pfizer Inc. .............................    2,688,000
                                                        ------------
                                                          27,999,688
                                                        ------------
     CONSUMER STAPLES - 9.4%
    128,000   Avon Products Inc. ......................    5,696,000
     58,000   Kimberly-Clark Corporation ..............    3,327,750
    400,000   Kroger Company+ .........................    8,825,000
     95,000   PepsiCo Inc. ............................    4,221,562
     47,000   Procter & Gamble Company ................    2,690,750
     88,000   Sara Lee Corporation ....................    1,699,500
                                                        ------------
                                                          26,460,562
                                                        ------------
     COMPUTER SOFTWARE/SERVICES - 9.2%
     29,000   Adobe Systems Inc. ......................    3,770,000
    165,000   BMC Software Inc.+,** ...................    6,019,922
    100,000   Computer Associates International Inc. ..    5,118,750
     41,000   First Data Corporation ..................    2,034,625
     60,000   Microsoft Corporation+ ..................    4,800,000
     49,000   Oracle Corporation+ .....................    4,119,062
                                                        ------------
                                                          25,862,359
                                                        ------------
     UTILITIES/TELECOMMUNICATIONS - 7.7%
    145,000   AT&T Corporation ........................    4,585,625
    135,000   Comcast Corporation, Special Class A ....    5,467,500
     60,000   SBC Communications Inc. .................    2,595,000
     75,000   Sprint Corporation, FON Group ...........    3,825,000
    110,000   Worldcom Inc. ...........................    5,046,250
                                                        ------------
                                                          21,519,375
                                                        ------------
     COMPUTER SYSTEMS - 7.4%
     52,000   Cisco Systems Inc.+ .....................    3,305,250
    170,000   Compaq Computer Corporation .............    4,345,625
     68,000   EMC Corporation+ ........................    5,231,750
     30,000   Hewlett-Packard Company .................    3,746,250
     38,000   International Business Machines Corporation  4,163,375
                                                        ------------
                                                          20,792,250
                                                        ------------

     SHARES                                                 VALUE
     ------                                                 -----


     OIL & GAS - 5.9%
     14,194   BP Amoco Plc, Sponsored ADR ............. $    802,848
     50,000   Exxon Mobil Corporation .................    3,928,125
    103,000   Halliburton Company .....................    4,860,313
     40,000   Royal Dutch Petroleum ...................    2,462,500
     66,300   Tosco Corporation .......................    1,897,838
     80,000   Unocal Corporation ......................    2,650,000
                                                        ------------
                                                         16,601,624
                                                        ------------
    AEROSPACE/DEFENSE - 4.9%
    160,000   Boeing Company ..........................    6,690,000
     85,000   Honeywell International Inc. ............    2,863,437
    220,000   Raytheon Company, Class B ...............    4,235,000
                                                        ------------
                                                          13,788,437
                                                        ------------
    MEDIA - 4.4%
    205,092   AT&T Corporation-Liberty Media Group,
                Class A+ ..............................    4,973,481
     30,000   News Corporation Ltd., Sponsored ADR ....    1,635,000
     45,000   Viacom Inc., Class A+ ...................    3,076,875
     65,000   Walt Disney Company .....................    2,522,813
                                                        ------------
                                                          12,208,169
                                                        ------------
    HEALTH CARE SERVICES - 3.9%
     95,000   Aetna Inc. ..............................    6,097,813
     80,000   PacifiCare Health Systems Inc.+ .........    4,815,000
                                                        ------------
                                                          10,912,813
                                                        ------------
    RETAIL SALES - 3.6%
    200,000   Intimate Brands Inc. ....................    3,950,000
     70,000   Target Corporation ......................    4,060,000
     34,000   Wal-Mart Stores Inc. ....................    1,959,250
                                                        ------------
                                                           9,969,250
                                                        ------------
    CAPITAL GOODS - 3.0%
    180,000   Tyco International Ltd. .................    8,527,500
                                                        ------------
    INSURANCE - 3.0%
    115,000   Allstate Corporation ....................    2,558,750
     50,000   American International Group Inc. .......    5,875,000
                                                        ------------
                                                           8,433,750
                                                        ------------
    FINANCIAL SERVICES - 2.9%
    120,000   Freddie Mac .............................    4,860,000
     14,000   Merrill Lynch & Company Inc. ............    1,610,000
     20,000   Providian Financial Corporation .........    1,800,000
                                                        ------------
                                                           8,270,000
                                                        ------------
    ELECTRONICS/SEMICONDUCTORS - 2.0%
     43,000   Intel Corporation .......................    5,748,563
                                                        ------------
    CONSUMER DURABLES - 1.8%
    130,000   Federal-Mogul Corporation ...............    1,243,125
    285,000   Mattel Inc. .............................    3,758,437
                                                        ------------
                                                           5,001,562
                                                        ------------


                       See Notes to Financial Statements.

GROWTH & INCOME FUND

JUNE 30, 2000 (UNAUDITED)



     SHARES                                                 VALUE
     ------                                                 -----

 COMMON STOCKS - (CONTINUED)
     ELECTRICAL EQUIPMENT - 1.5%
     84,000   General Electric Company ................ $  4,284,000
                                                        ------------
     COMMUNICATION EQUIPMENT - 1.3%
     63,000   Lucent Technologies Inc. ................    3,732,750
                                                        ------------
     BASIC INDUSTRY - 1.1%
    160,000   Waste Management Inc. ...................    3,040,000
                                                        ------------
     LODGING & RESTAURANTS - 1.0%
     10,000   Sunburst Hospitality Corporation+ .......       44,375
    100,000   Tricon Global Restaurants Inc.+ .........    2,825,000
                                                        ------------
                                                           2,869,375
                                                        ------------
     UTILITIES/GAS & ELECTRIC - 1.0%
     42,800   Enron Corporation .......................    2,760,600
                                                        ------------
     TRANSPORTATION - 0.6%
     80,000   Carnival Corporation ....................    1,560,000
                                                        ------------
     BUSINESS SERVICES - 0.4%
     40,000   Dun & Bradstreet Corporation ............    1,145,000
                                                        ------------
              Total Common Stocks
                (Cost $232,440,444) ...................  270,537,040
                                                        ------------
 PREFERRED STOCK - 0.7%
   (Cost $1,446,100)
     40,000   News Corporation Ltd., Sponsored ADR ....    1,900,000
                                                        ------------


     PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----


 REPURCHASE AGREEMENT - 3.0%
   (Cost $8,492,000)
$ 8,492,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased at $8,496,246 on 07/03/2000, collateralized by
                $6,923,914 U.S. Treasury Note, 8.125% due
                08/15/2021 (Market Value $8,687,657) .. $  8,492,000
                                                        ------------
TOTAL INVESTMENTS (COST $242,378,544*) ...... 100.1%     280,929,040
OTHER ASSETS AND LIABILITIES (Net) ..........  (0.1)        (362,617)
                                              -----     ------------
NET ASSETS .................................. 100.0%    $280,566,423
                                              =====     ============

-----------------------------

*    Aggregate cost for federal tax purposes.

** Security on loan at June 30, 2000, which have an aggregate market value of $4,169,338 represent 1.5% of the total net assets of the Fund (Note 6).

+    Non-income producing security.


-------------------------------------------------------------------------------
                 GLOSSARY OF TERMS
           ADR - American Depositary Receipt
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

GROWTH FUND OF THE NORTHWEST

JUNE 30, 2000 (UNAUDITED)



     SHARES                                                 VALUE
     ------                                                 -----

 COMMON STOCKS - 87.8%
     COMPUTER SOFTWARE/SERVICES - 7.2%
      4,170   Adobe Systems Inc. ...................... $    542,100
     49,425   ARIS Corporation+ .......................      135,919
      4,800   BSQUARE Corporation + ...................      107,700
     12,885   Click2Learn.com Inc.+ ...................      227,098
     13,000   F5 Networks Inc.** ......................      709,312
     27,685   Mentor Graphics Corporation+ ............      550,239
     15,565   Microsoft Corporation+ ..................    1,245,200
     13,400   ONYX Software Corporation+ ..............      397,812
                                                        ------------
                                                           3,915,380
                                                        ------------
     HEALTH CARE PRODUCTS - 10.6%
     41,555   Corixa Corporation+ .....................    1,784,268
      5,700   Dendreon Corporation+ ...................       94,406
     50,900   Epitope Inc.+ ...........................      699,875
     19,955   ICOS Corporation+ .......................      878,020
      8,680   Immunex Corporation+ ....................      429,118
     36,200   NeoRx Corporation+ ......................      683,275
     43,025   SonoSite Inc.+ ..........................    1,239,658
                                                        ------------
                                                           5,808,620
                                                        ------------
     BANKS/SAVINGS & LOANS - 9.5%
     25,950   Bank of America Corporation .............    1,115,850
     33,025   First Washington Bancorp Inc. ...........      460,286
     21,775   Interwest Bancorp Inc. ..................      304,850
     30,500   KeyCorp .................................      537,562
      8,320   Sterling Financial Corporation + ........       95,680
     43,475   U.S. Bancorp ............................      836,894
     57,212   Washington Federal Inc. .................    1,044,119
     20,900   Wells Fargo & Company ...................      809,875
                                                        ------------
                                                           5,205,116
                                                        ------------
     COMPUTER SYSTEMS - 8.3%
     45,300   Advanced Digital Information Corporation+      721,969
     21,705   Apex Inc.+ ..............................      949,594
     39,505   In Focus Systems Inc.+ ..................    1,271,567
     27,990   RadiSys Corporation + ...................    1,588,432
                                                        ------------
                                                           4,531,562
                                                        ------------
     ELECTRICAL EQUIPMENT - 8.0%
     16,400   Electro Scientific Industries Inc.+ .....      722,112
     74,390   FEI Company+ ............................    2,268,895
      5,910   Flir Systems Inc.+ ......................       38,415
     15,590   Microvision Inc.+ .......................      763,910
      8,080   Tektronix Inc. ..........................      587,820
                                                        ------------
                                                           4,381,152
                                                        ------------
     ELECTRONICS/SEMICONDUCTORS - 6.7%
     11,910   Credence Systems Corporation+ ...........      657,283
      3,415   Intel Corporation .......................      456,543
     16,240   Lattice Semiconductor Corporation+ ......    1,122,590
      8,820   Micron Technology Inc.+ .................      776,711


     SHARES                                                 VALUE
     ------                                                 -----

     ELECTRONICS/SEMICONDUCTORS - (CONTINUED)
     35,000   Semitool Inc.+ .......................... $    605,938
        400   TriQuint Semiconductor Inc.+ ............       38,275
                                                        ------------
                                                           3,657,340
                                                        ------------
     CONSUMER CYCLICALS - 5.6%
     79,085   Building Materials Holding Corporation+..      696,937
     13,549   Columbia Sportswear Company+ ............      364,129
     69,995   Cutter & Buck Inc.+ .....................      555,585
     97,576   K2 Inc. .................................      811,100
     15,825   Nike Inc., Class B ......................      630,033
                                                        ------------
                                                           3,057,784
                                                        ------------
     BASIC INDUSTRY - 4.5%
      8,875   Boise Cascade Corporation ...............      229,641
     76,200   Louisiana-Pacific Corporation ...........      828,675
    102,150   Oregon Steel Mills Inc. .................      197,916
     30,910   Schnitzer Steel Industries Inc., Class A       490,696
      9,435   Weyerhaeuser Company ....................      405,705
     11,055   Willamette Industries Inc. ..............      301,249
                                                        ------------
                                                           2,453,882
                                                        ------------
     CONSUMER STAPLES - 3.9%
     24,490   Albertson's Inc. ........................      814,292
     59,241   Kroger Company+ .........................    1,307,005
                                                        ------------
                                                           2,121,297
                                                        ------------
     AEROSPACE/DEFENSE - 3.3%
     28,640   Boeing Company ..........................    1,197,510
     13,400   Precision Castparts Corporation .........      606,350
                                                        ------------
                                                           1,803,860
                                                        ------------
     HEALTH CARE SERVICES - 3.2%
     81,480   Foundation Health Systems Inc., Class A+     1,059,240
     11,830   PacifiCare Health Systems Inc.+ .........      712,018
                                                        ------------
                                                           1,771,258
                                                        ------------
     RETAIL SALES - 3.0%
     13,920   Costco Wholesale Corporation+ ...........      459,360
    126,600   Hollywood Entertainment Corporation+ ....      996,975
      8,295   Nordstrom Inc. ..........................      200,117
                                                        ------------
                                                           1,656,452
                                                        ------------
     TRANSPORTATION - 3.0%
     29,680   Airborne Freight Corporation ............      562,065
      6,560   Alaska Air Group Inc.+ ..................      177,940
     18,905   Expeditors International of Washington Inc.    897,988
                                                        ------------
                                                           1,637,993
                                                        ------------
     CAPITAL GOODS - 2.5%
     73,770   Greenbrier Companies Inc. ...............      534,832
     21,045   PACCAR Inc. .............................      835,223
                                                        ------------
                                                           1,370,055
                                                        ------------

                       See Notes to Financial Statements.

GROWTH FUND OF THE NORTHWEST

JUNE 30, 2000 (UNAUDITED)



     SHARES                                                 VALUE
     ------                                                 -----

 COMMON STOCKS - (CONTINUED)
     MEDIA - 2.2%
     62,300   Bowne & Company Inc. .................... $    626,894
     15,400   Getty Images Inc.+ ......................      570,763
                                                        ------------
                                                           1,197,657
                                                        ------------
     CONSUMER DURABLES - 1.8%
     71,675   Monaco Coach Corporation+ ...............      976,572
                                                        ------------
     LODGING & Restaurants - 1.8%
      9,145   Starbucks Corporation+ ..................      349,225
     87,860   WestCoast Hospitality Corporation+ ......      615,020
                                                        ------------
                                                             964,245
                                                        ------------
     INSURANCE - 1.4%
      5,670   SAFECO Corporation ......................      112,691
     20,300   StanCorp Financial Group Inc. ...........      652,138
                                                        ------------
                                                             764,829
                                                        ------------
     UTILITIES/TELECOMMUNICATIONS - 1.0%
     10,515   General Communication Inc., Class A+ ....       53,889
     37,820   Metro One Telecommunications Inc.+ ......      475,114
                                                        ------------
                                                             529,003
                                                        ------------
     REAL ESTATE INVESTMENT TRUSTS - 0.3%
      7,420   Shurgard Storage Centers Inc., Class A ..      166,950
                                                        ------------
              Total Common Stocks
                (Cost $40,725,640) ....................   47,971,007
                                                        ------------

     PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----


 REPURCHASE AGREEMENT - 12.2%
   (Cost $6,695,000)
$ 6,695,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased at $6,698,348 on 07/03/2000, collateralized by
                $5,458,738 U.S. Treasury Note, 8.125% due
                08/15/2021 (Market Value $6,849,254)    $  6,695,000
                                                        ------------
TOTAL INVESTMENTS (COST $47,420,640*) ....... 100.0%      54,666,007
OTHER ASSETS AND LIABILITIES (NET) ..........   0.0#           1,125
                                              -----     ------------
NET ASSETS .................................. 100.0%    $ 54,667,132
                                              =====     ============

--------------------------------------

*    Aggregate cost for federal tax purposes.

** Security on loan at June 30, 2000, which have an aggregate market value of $1,862, represent less than 0.1% of the total net assets of the Fund (Note
     6).

#    Amount represents less than 0.1% of net assets.

+    Non-income producing security.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

GROWTH FUND

JUNE 30, 2000 (UNAUDITED)




     SHARES                                                 VALUE
     ------                                                 -----

 COMMON STOCKS - 86.1%
     UTILITIES/TELECOMMUNICATIONS - 29.9%
     17,420   AT&T Corporation ........................ $    550,908
    628,000   China Telecom (Hong Kong), Ltd.+ ........    5,538,786
    260,215   China Unicom, Ltd., Sponsored ADR+ ......    5,529,569
    145,310   Comcast Corporation, Special Class A+ ...    5,885,055
     63,690   Cox Communications Inc., Class A+ .......    2,901,876
      6,340   E-Tek Dynamics Inc.+ ....................    1,672,571
    113,008   Ericsson LM, B Shares ...................    2,248,378
    308,560   Ericsson LM, Sponsored ADR ..............    6,171,200
     71,595   Level 3 Communications Inc.+ ............    6,300,360
      5,836   Nokia Oyj ...............................      299,017
    779,150   Nokia Oyj, Sponsored ADR ................   38,908,803
     33,560   NTL Inc.+ ...............................    2,009,405
      1,060   NTT DoCoMo Inc. .........................    2,875,384
     61,460   QUALCOMM Inc.+ ..........................    3,687,600
     66,195   Sprint Corporation, PCS Group+ ..........    3,938,603
    156,899   Telefonica SA+,** .......................    3,384,041
     92,875   Telefonos de Mexico SA, Class L, Sponsored
                ADR ...................................    5,305,484
  1,777,644   Vodafone AirTouch Plc ...................    7,185,438
     48,520   Vodafone AirTouch Plc, Sponsored ADR ....    2,010,548
     37,230   VoiceStream Wireless Corporation+ .......    4,329,733
     49,418   Winstar Communications Inc.+ ............    1,674,018
                                                        ------------
                                                         112,406,777
                                                        ------------
     COMPUTER SOFTWARE/SERVICES - 16.2%
    159,625   Amazon.com Inc.+ ........................    5,796,383
     65,380   DoubleClick Inc.+ .......................    2,492,612
     53,520   eBay Inc.+ ..............................    2,906,805
     96,320   Electronic Arts Inc.+ ...................    7,025,340
     72,450   Exodus Communications Inc.+ .............    3,337,228
     18,440   GoTo.com Inc.+ ..........................      282,362
     73,580   i2 Technologies Inc.+ ...................    7,671,865
     31,090   InfoSpace Inc.+ .........................    1,717,722
     14,965   Inktomi Corporation+ ....................    1,769,611
     42,410   Lycos Inc.+ .............................    2,290,140
     66,598   MarchFirst Inc.+ ........................    1,215,413
     40,880   Microsoft Corporation+ ..................    3,270,400
     21,140   NetZero Inc.+ ...........................      110,324
     42,280   Phone.com Inc.+ .........................    2,753,485
     60,825   Priceline.com Inc.+ .....................    2,310,400
      7,045   Scient Corporation+ .....................      310,861
     47,275   Software.com Inc.+ ......................    6,139,841
      4,885   Ticketmaster Online-CitySearch Inc.,
                Class B+ ..............................       77,855
     27,435   Verio Inc.+ .............................    1,522,214
     28,535   VeriSign Inc.+ ..........................    5,036,427
     27,745   VERITAS Software Corporation+ ...........    3,135,619
                                                        ------------
                                                          61,172,907
                                                        ------------


     SHARES                                                 VALUE
     ------                                                 -----

     MEDIA - 11.8%
    645,510   AT&T Corporation-Liberty Media Group,
                Class A+ .............................. $ 15,653,617
     51,205   Cablevision Systems Corporation, Class A+    3,475,539
    138,635   Charter Communications Inc., Class A+ ...    2,278,813
     79,763   Infinity Broadcasting Corporation, Class A+  2,906,364
     18,732   Lamar Advertising Company+ ..............      811,330
     10,495   Liberty Digital Inc., Class A+ ..........      314,850
    166,425   Time Warner Inc.** ......................   12,648,300
     55,090   TMP Worldwide Inc.+ .....................    4,066,331
     49,950   UnitedGlobalCom Inc., Class A+ ..........    2,335,162
                                                        ------------
                                                          44,490,306
                                                        ------------
     COMPUTER SYSTEMS - 6.9%
     94,930   3Com Corporation+ .......................    5,470,341
    107,310   ASM Lithography Holding NV (F)+ .........    4,735,054
    120,220   Cisco Systems Inc.+ .....................    7,641,484
    104,065   EMC Corporation+ ........................    8,006,501
                                                        ------------
                                                          25,853,380
                                                        ------------
     ELECTRONICS/SEMICONDUCTORS - 5.5%
     54,890   Analog Devices Inc.+ ....................    4,171,640
     19,770   JDS Uniphase Corporation+ ...............    2,369,929
     23,955   Maxim Integrated Products Inc.+ .........    1,627,443
     12,470   Samsung Electronics .....................    4,126,887
     36,300   Sony Corporation ........................    3,396,643
     75,270   Texas Instruments Inc. ..................    5,170,108
                                                        ------------
                                                          20,862,650
                                                        ------------
     OIL & GAS - 4.9%
    284,885   Enron Corporation .......................   18,375,082
                                                        ------------
     HEALTH CARE PRODUCTS - 2.7%
    156,970   Medtronic Inc. ..........................    7,819,068
     19,365   MiniMed Inc.+ ...........................    2,285,070
                                                        ------------
                                                          10,104,138
                                                        ------------
     FINANCIAL SERVICES - 1.8%
     81,525   American Express Company ................    4,249,491
    149,920   E*TRADE Group Inc.+ .....................    2,473,680
                                                        ------------
                                                           6,723,171
                                                        ------------
     BANKS/SAVINGS & Loans - 1.8%
     70,010   Fifth Third Bancorp .....................    4,428,132
    105,424   Firstar Corporation .....................    2,220,493
                                                        ------------
                                                           6,648,625
                                                        ------------
     CAPITAL GOODS - 1.5%
     63,430   Applied Materials Inc.+ .................    5,748,344
                                                        ------------
     TECHNOLOGY - 1.2%
     44,680   iGATE Capital Corporation + .............      614,350
     60,180   PE Biosystems Group .....................    3,964,358
                                                        ------------
                                                           4,578,708
                                                        ------------


                       See Notes to Financial Statements.

GROWTH FUND

JUNE 30, 2000 (UNAUDITED)




     SHARES                                                 VALUE
     ------                                                 -----

 COMMON STOCKS - (CONTINUED)
     BUSINESS SERVICES - 1.0%
     36,190   Sapient Corporation+ .................... $  3,870,068
                                                        ------------
     RETAIL SALES - 0.9%
     69,535   Home Depot Inc. .........................    3,472,404
                                                        ------------
              Total Common Stocks (Cost $234,656,247)..  324,306,560
                                                        ------------
    PRINCIPAL
     AMOUNT
    ---------

 U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 11.9%
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 6.6%
$15,000,000     6.410% due 08/21/2000++ ...............   14,863,788
 10,000,000     5.990% due 07/18/2000++ ...............    9,971,715
                                                        ------------
              Total FNMAs (Cost $24,835,503) ..........   24,835,503
                                                        ------------
     FEDERAL HOME LOAN BANK (FHLB) - 5.3%
 10,000,000     5.900% due 08/01/2000++ ...............    9,949,195
 10,000,000     6.270% due 07/31/2000++ ...............    9,947,750
                                                        ------------
              Total FHLBs (Cost $19,896,945) ..........   19,896,945
                                                        ------------
              Total U.S. Government Agency Discount Notes
                (Cost $44,732,448) ....................   44,732,448
                                                        ------------
 COMMERCIAL PAPER - 1.6%
   (Cost $6,297,606)
  6,300,000   CIT Group Holdings Inc.,
                6.840% due 07/03/2000++ ...............    6,297,606
                                                        ------------
TOTAL INVESTMENTS (COST $285,686,301*) ......  99.6%     375,336,614
OTHER ASSETS AND LIABILITIES (NET) ..........   0.4        1,418,829
                                              -----     ------------
NET ASSETS .................................. 100.0%    $376,755,443
                                              =====     ============

------------------------------

*    Aggregate cost for federal tax purposes.

** Security on loan at June 30, 2000, which have an aggregate market value of $11,244,284, represent 3.0% of the total net assets of the Fund (Note 6).

+    Non-income producing security.

++   Rate represents annualized yield at date of purchase.



                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
                 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                             CONTRACTS TO RECEIVE                        NET
             ---------------------------------------------------     UNREALIZED
EXPIRATION          LOCAL            VALUE IN       IN EXCHANGE     APPRECIATION
   DATE           CURRENCY             U.S. $        FOR U.S. $     OF CONTRACTS
----------   ------------------     ----------     -------------   -------------
09/08/2000    EMU     8,100,000      7,797,789       7,658,065      $  139,724
09/08/2000    JPY    30,000,000        287,208         286,482             726
09/14/2000    JPY     8,000,000         76,671          75,847             824
09/22/2000    JPY    55,000,000        527,868         514,747          13,121
10/05/2000    JPY   147,000,000      1,414,302       1,393,542          20,760
01/26/2001    EMU     2,200,000      2,135,188       2,088,866          46,322
                                                                   -----------
                                                                       221,477
                                                                   -----------

                 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                                                                        NET
                             CONTRACTS TO DELIVER                    UNREALIZED
             ---------------------------------------------------   APPRECIATION/
EXPIRATION          LOCAL            VALUE IN       IN EXCHANGE   (DEPRECIATION)
   DATE           CURRENCY             U.S. $        FOR U.S. $    OF CONTRACTS
----------   ------------------     ----------     -------------   -------------
05/11/2000    JPY    35,942,129        339,711         330,227          (9,484)
09/08/2000    EMU    19,700,000     18,964,993      18,739,014        (225,979)
09/08/2000    JPY   240,000,000      2,297,664       2,344,985          47,321
09/14/2000    JPY    31,600,000        302,851         297,105          (5,746)
09/22/2000    EMU    10,750,000     10,356,443      10,373,858          17,415
09/22/2000    JPY    55,000,000        527,868         538,379          10,511
10/05/2000    EMU     1,000,000        964,400         961,000          (3,400)
10/05/2000    JPY   147,000,000      1,414,302       1,452,562          38,260
01/26/2001    EMU     6,000,000      5,823,240       5,767,354         (55,886)
03/16/2001    HKD     7,000,000        898,645         898,659              14
06/27/2001    HKD    34,000,000      4,366,229       4,366,228              (1)
                                                                   -----------
                                                                      (186,975)
                                                                   -----------
Net Unrealized Appreciation of Forward Foreign Currency
    Contracts .................................................... $    34,502
                                                                   ===========


--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR       -  American Depositary Receipt
    EMU       -  European Monetary Unit
    HKD       -  Hong Kong Dollar
    JPY       -  Japanese Yen
--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

MID CAP STOCK FUND

JUNE 30, 2000 (UNAUDITED)



     SHARES                                                 VALUE
     ------                                                 -----

 COMMON STOCKS - 94.8%
     COMPUTER SOFTWARE/SERVICES - 11.3%
     21,000   Acxiom Corporation + .................... $    572,250
     20,000   BMC Software Inc.+ ......................      729,687
     57,000   PeopleSoft Inc.+ ........................      954,750
     55,000   Sykes Enterprises Inc.+ .................      708,125
     17,000   Synopsys, Inc.+ .........................      587,562
     33,000   Systems & Computer Technology Corporation+     660,000
                                                        ------------
                                                           4,212,374
                                                        ------------
     HEALTH CARE SERVICES - 11.2%
     12,000   Aetna Inc. ..............................      770,250
     66,000   Covance Inc.+ ...........................      581,625
     13,000   Express Scripts Inc., Class A+ ..........      807,625
     76,000   Foundation Health Systems Inc., Class A+.      988,000
     21,000   IMS Health Inc. .........................      378,000
     11,000   PacifiCare Health Systems Inc.+ .........      662,063
                                                        ------------
                                                           4,187,563
                                                        ------------
     HEALTH CARE PRODUCTS - 8.6%
     14,000   ALZA Corporation+ .......................      827,750
     37,000   AmeriSource Health Corporation, Class A+.    1,147,000
     25,000   ICN Pharmaceuticals Inc. ................      695,313
     30,000   Mylan Laboratories Inc. .................      547,500
                                                        ------------
                                                           3,217,563
                                                        ------------
     BANKS/SAVINGS & LOANS - 7.6%
     21,000   Bank United Corporporation, Class A .....      738,938
     31,000   Charter One Financial, Inc. .............      713,000
     16,000   Comerica Inc. ...........................      718,000
     26,000   TCF Financial Corporation ...............      667,875
                                                        ------------
                                                           2,837,813
                                                        ------------
     CONSUMER STAPLES - 6.9%
     20,000   Avon Products Inc. ......................      890,000
      8,000   Beringer Wine Estates Holdings Inc.,
                Class B+ ..............................      282,500
     15,000   Hershey Foods Corporation ...............      730,312
     14,000   Suiza Foods Corporation+ ................      684,250
                                                        ------------
                                                           2,587,062
                                                        ------------
     BASIC INDUSTRY - 6.0%
     43,000   Federal Signal Corporation ..............      731,000
     56,000   Republic Services Inc.+ .................      896,000
     17,000   Teleflex Inc. ...........................      630,062
                                                        ------------
                                                           2,257,062
                                                        ------------
     ELECTRONICS/SEMICONDUCTORS - 5.6%
     20,000   Arrow Electronics Inc.+ .................      620,000
     13,000   Microchip Technology Inc.+ ..............      757,453
     45,000   Sensormatic Electronics Corporation+ ....      711,562
                                                        ------------
                                                           2,089,015
                                                        ------------


     SHARES                                                 VALUE
     ------                                                 -----

     FINANCIAL SERVICES - 4.6%
     13,000   A.G. Edwards Inc. ....................... $    507,000
     11,000   Ambac Financial Group Inc. ..............      602,938
      7,000   Providian Financial Corporation .........      630,000
                                                        ------------
                                                           1,739,938
                                                        ------------
     OIL & GAS - 4.2%
     16,000   Baker Hughes Inc. .......................      512,000
     20,000   Ocean Energy Inc.+ ......................      283,750
      8,000   Tosco Corporation .......................      229,000
     16,000   Unocal Corporation ......................      530,000
                                                        ------------
                                                           1,554,750
                                                        ------------
     CONSUMER DURABLES - 3.8%
     58,000   Federal-Mogul Corporation ...............      554,625
     66,000   Mattel Inc. .............................      870,375
                                                        ------------
                                                           1,425,000
                                                        ------------
     RETAIL SALES - 3.4%
     33,000   Intimate Brands Inc. ....................      651,750
     33,000   Penney (J.C.) Company Inc. ..............      608,438
                                                        ------------
                                                           1,260,188
                                                        ------------
     UTILITIES/TELECOMMUNICATIONS - 3.3%
     25,000   COMSAT Corporation ......................      617,188
     10,000   United States Cellular Corporation+ .....      630,000
                                                        ------------
                                                           1,247,188
                                                        ------------
     LODGING & RESTAURANTS - 2.9%
     15,000   Papa John's International Inc.+ .........      367,500
     26,000   Tricon Global Restaurants Inc.+ .........      734,500
                                                        ------------
                                                           1,102,000
                                                        ------------
     CONSUMER CYCLICALS - 2.7%
     18,000   Jones Apparel Group Inc.+ ...............      423,000
     15,000   Nike Inc., Class B ......................      597,187
                                                        ------------
                                                           1,020,187
                                                        ------------
     CAPITAL GOODS - 2.5%
     23,000   CommScope Inc.+ .........................      943,000
                                                        ------------
     MEDIA - 2.2%
     18,000   Houghton Mifflin Company ................      840,375
                                                        ------------
     COMPUTER SYSTEMS - 2.2%
     32,000   Electronics for Imaging Inc.+ ...........      810,000
                                                        ------------
     INSURANCE - 2.0%
     16,000   The PMI Group Inc. ......................      760,000
                                                        ------------

                       See Notes to Financial Statements.

MID CAP STOCK FUND

JUNE 30, 2000 (UNAUDITED)




     SHARES                                                 VALUE
     ------                                                 -----

 COMMON STOCKS - (CONTINUED)
     AEROSPACE/DEFENSE - 1.9%
     17,000   Litton Industries Inc.+ ................. $    714,000
                                                        ------------
     BUSINESS SERVICES - 1.9%
     33,000   ACNielsen Corporation+ ..................      726,000
                                                        ------------
              Total Common Stocks
                (Cost $35,678,218) ....................   35,531,078
                                                        ------------

     PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

 REPURCHASE AGREEMENT - 5.4%
   (Cost $2,036,000)
$ 2,036,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased at $2,037,018 on 07/03/2000, collateralized by
                $1,660,043 U.S. Treasury Note, 8.125% due
                08/15/2021 (Market Value $2,082,910) .. $  2,036,000
                                                        ------------
TOTAL INVESTMENTS (COST $37,714,218*) ....... 100.2%      37,567,078
OTHER ASSETS AND LIABILITIES (NET) ..........  (0.2)         (81,347)
                                              -----     ------------
NET ASSETS .................................. 100.0%    $ 37,485,731
                                              =====     ============
--------------------------

*   Aggregate cost for federal tax purposes.

+   Non-income producing security.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

SMALL CAP STOCK FUND

JUNE 30, 2000 (UNAUDITED)



     SHARES                                                 VALUE
     ------                                                 -----

 COMMON STOCKS - 97.4%
     COMPUTER SOFTWARE/SERVICES - 24.0%
    279,350   ARIS Corporation+ ....................... $    768,212
     91,100   AVT Corporation+ ........................      671,862
     86,000   BSQUARE Corporation + ...................    1,929,625
    192,353   Carreker-Antinori Inc.+ .................    1,731,177
    168,012   Click2Learn.com Inc.+ ...................    2,961,211
    128,600   Intraware Inc.+** .......................    2,065,637
    104,948   Made2Manage Systems Inc.+ ...............      590,332
     46,342   NetIQ Corporation+ ......................    2,763,142
     93,500   ONYX Software Corporation+ ..............    2,775,781
    106,508   Peregrine Systems Inc.+ .................    3,694,505
     45,500   Primus Knowledge Solutions Inc.+ ........    2,047,500
                                                        ------------
                                                          21,998,984
                                                        ------------
     HEALTH CARE PRODUCTS - 21.9%
     99,500   ChiRex Inc.+ ............................    1,990,000
     66,850   Corixa Corporation+ .....................    2,870,372
     49,000   Dendreon Corporation+ ...................      811,563
     48,400   DUSA Pharmaceuticals Inc.+ ..............    1,427,800
     24,100   Emisphere Technologies Inc.+ ............    1,026,886
     28,280   ICOS Corporation+ .......................    1,244,320
     34,000   Incyte Genomics Inc.+ ...................    2,794,375
     56,275   NeoRx Corporation+ ......................    1,062,191
     24,300   Novoste Corporation+ ....................    1,482,300
     24,250   Pharmacyclics Inc.+ .....................    1,479,250
     47,837   Shire Pharmaceuticals Group Plc, ADR+ ...    2,481,544
     48,509   SonoSite Inc.+ ..........................    1,397,666
                                                        ------------
                                                          20,068,267
                                                        ------------
     ELECTRONICS/SEMICONDUCTORS - 7.3%
     18,205   ATMI Inc.+ ..............................      846,532
     26,640   Credence Systems Corporation+ ...........    1,470,195
     19,750   Lattice Semiconductor Corporation+ ......    1,365,219
     21,000   NVIDIA Corporation+ .....................    1,334,812
     72,900   Pixelworks Inc.+ ........................    1,658,475
                                                        ------------
                                                           6,675,233
                                                        ------------
     ELECTRICAL EQUIPMENT - 5.8%
     16,630   Electro Scientific Industries Inc.+ .....      732,240
    104,720   FEI Company+ ............................    3,193,960
     28,665   Microvision Inc.+ .......................    1,404,585
                                                        ------------
                                                           5,330,785
                                                        ------------
     COMPUTER SYSTEMS - 7.1%
    108,200   Advanced Digital Information Corporation+    1,724,438
     42,000   Apex Inc.+ ..............................    1,837,500
     20,282   In Focus Systems Inc.+ ..................      652,827
     40,401   RadiSys Corporation + ...................    2,292,757
                                                        ------------
                                                           6,507,522
                                                        ------------

     SHARES                                                 VALUE
     ------                                                 -----

     MEDIA - 4.9%
    119,650   Bowne & Company Inc. .................... $  1,203,978
     49,400   Getty Images Inc.+ ......................    1,830,888
     33,200   Sirius Satellite Radio Inc.+ ............    1,471,175
                                                        ------------
                                                           4,506,041
                                                        ------------
     UTILITIES/TELECOMMUNICATIONS - 4.7%
     38,900   Gilat Satellite Networks Ltd.+ ..........    2,698,688
    141,200   Latitude Communications Inc.+ ...........    1,579,675
                                                        ------------
                                                           4,278,363
                                                        ------------
     CONSUMER CYCLICALS - 4.4%
     94,369   Building Materials Holding Corporation+..      832,546
    102,800   Cutter & Buck Inc.+ .....................      815,975
    237,200   J. Jill Group Inc.+ .....................    1,541,800
    103,335   K2 Inc. .................................      858,972
                                                        ------------
                                                           4,049,293
                                                        ------------
     FINANCIAL SERVICES - 4.3%
    103,008   American Captial Strategies Ltd. ........    2,459,316
     69,945   Heller Financial Inc. ...................    1,433,873
                                                        ------------
                                                           3,893,189
                                                        ------------
     BUSINESS SERVICES - 3.9%
     39,400   Cognizant Technology Solutions Corporation+  1,307,587
    234,277   First Consulting Group Inc.+ ............    1,303,166
    342,400   ZapMe! Corporation+ .....................      941,600
                                                        ------------
                                                           3,552,353
                                                        ------------
     OIL & GAS - 2.5%
     60,328   Hanover Compressor Company+ .............    2,292,464
                                                        ------------
     TRANSPORTATION - 2.5%
     35,956   Airborne Freight Corporation ............      680,917
     33,314   Expeditors International of Washington Inc.  1,582,415
                                                        ------------
                                                           2,263,332
                                                        ------------
     CONSUMER STAPLES - 1.9%
     48,000   Beringer Wine Estates Holding Inc., Class B+ 1,695,000
                                                        ------------
     CONSUMER DURABLES - 1.3%
     86,650   Monaco Coach Corporation+ ...............    1,180,606
                                                        ------------
     LODGING & Restaurants - 0.7%
     90,051   WestCoast Hospitality Corporation+ ......      630,357
                                                        ------------


                       See Notes to Financial Statements.

SMALL CAP STOCK FUND

JUNE 30, 2000 (UNAUDITED)




     SHARES                                                 VALUE
     ------                                                 -----

 COMMON STOCKS - (CONTINUED)
     BASIC INDUSTRY - 0.2%
     11,100   Schnitzer Steel Industries Inc., Class A  $    176,212
                                                        ------------
     WARRANT - 0.0%#
         71   Per-Se Technologies Inc.,
                Expires 07/08/2003+ ...................            0
                                                        ------------
              Total Common Stocks
                (Cost $70,117,821) ....................   89,098,001
                                                        ------------

    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

 REPURCHASE AGREEMENT - 4.0%
   (Cost $3,720,000)
$ 3,720,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased at $3,721,860 on 07/03/2000, collateralized by
                $3,033,085 U.S. Treasury Note, 8.125%
                08/15/2021 (Market Value $3,805,709) .. $  3,720,000
                                                        ------------
TOTAL INVESTMENTS (COST $73,837,821*) ....... 101.4%      92,818,001
OTHER ASSETS AND LIABILITIES (NET) ..........  (1.4)      (1,319,450)
                                              -----     ------------
NET ASSETS .................................. 100.0%    $ 91,498,551
                                              =====     ============

----------------------------

 *   Aggregate cost for federal tax purposes.

** Security on loan at June 30, 2000, which have an aggregate market value of $903,319, represent 1.0% of the total net assets of the Fund (Note 6).

 +   Non-income producing security.

 #   Amount represents less than 0.1% of net assets.



--------------------------------------------------------------------------------
                              GLOSSARY OF TERMS
     ADR        - American Depositary Receipt

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INTERNATIONAL GROWTH FUND

JUNE 30, 2000 (UNAUDITED)



     SHARES                                                 VALUE
     ------                                                 -----

 COMMON STOCKS - 94.4%
     JAPAN - 25.7%
      4,200   Advantest Corporation ................... $    938,833
      2,200   Aiful Corporation .......................      203,362
      8,000   Bridgestone Corporation .................      169,752
     11,000   Chugai Pharmaceutical Company Ltd. ......      208,456
      2,500   DDI Corporation .........................      241,017
      4,000   Fanuc Ltd. ..............................      407,934
      2,000   Fuji Soft ABC Inc. ......................      118,902
      1,100   Fujitsu Support and Service Inc. ........      109,167
     47,000   Hitachi Ltd. ............................      679,669
     17,000   Jusco Company Ltd. ......................      322,963
      8,000   Kao Corporation .........................      244,987
        880   Keyence Corporation .....................      291,111
     74,000   Mitsubishi Heavy Industries Ltd. ........      328,729
     66,000   Mitsubishi Motors Corporation ...........      282,586
     36,000   Mitsui Chemicals Inc. ...................      252,132
     52,000   Mitsui Marine and Fire Insurance Company
                Ltd. ..................................      250,658
      5,000   Murata Manufacturing Company Ltd. .......      719,271
     61,000   NEC Corporation .........................    1,919,916
      4,000   Nichicon Corporation ....................       98,297
     32,000   Nikon Corporation .......................    1,188,641
      3,200   Nintendo Company Ltd. ...................      560,143
      2,300   Nippon Telegraph & Telephone Corporation       306,517
     76,000   Nissan Motor Company Ltd.+ ..............      448,954
     14,000   Nomura Securities Company Ltd. ..........      343,379
      5,700   NTT DoCoMo Inc. .........................    1,546,197
      2,100   Rohm Company Ltd. .......................      615,303
     35,000   Sakura Bank Ltd. ........................      242,482
     11,000   Sankyo Company Ltd. .....................      249,004
     18,000   Sekisui House Ltd. ......................      166,897
      4,000   Shin-Etsu Chemical Company Ltd. .........      203,400
     11,000   Shionogi & Company Ltd. .................      209,496
     20,043   Sony Corporation ........................    1,875,406
     21,000   Suzuki Motor Corporation ................      271,527
      5,000   Taiyo Yuden Company Ltd. ................      313,795
     14,000   Tokyo Electron Ltd. .....................    1,921,334
        400   Tokyo Seimitsu Company, Ltd. ............       53,685
     41,000   Toray Industries Inc. ...................      166,633
      4,000   Ushio Inc. ..............................      110,395
                                                        ------------
                                                          18,580,930
                                                        ------------
     UNITED KINGDOM - 14.6%
      3,600   AstraZeneca Group Plc ...................      168,287
      2,600   AstraZeneca Group Plc, ADR ..............      120,900
     28,000   BG Plc ..................................      181,002
     44,800   British Aerospace Plc ...................      279,430
     22,300   British Airways Plc .....................      128,288
     12,300   Cable & Wireless Plc ....................      208,369
     59,000   Cadbury Schweppes Plc ...................      387,649
     85,000   Coca-Cola Beverages Plc+ ................      133,185
        800   COLT Telecom Group Plc+ .................       26,645


     SHARES                                                 VALUE
     ------                                                 -----

     UNITED KINGDOM - (CONTINUED)
     11,700   Compass Group Plc ....................... $    149,473
     23,600   Enterprise Oil Plc ......................      199,273
     24,800   GKN Plc .................................      316,502
     19,000   Halifax Group Plc .......................      182,364
     20,100   Laporte Plc .............................      145,605
    321,600   Laporte Plc, Class B ....................        3,652
    105,013   Lloyds TSB Group Plc ....................      992,030
     46,148   New Dixons Group Plc ....................      187,931
     28,500   Reuters Group Plc .......................      486,257
     19,900   Royal Bank of Scotland Group Plc ........      333,200
     49,300   Shell Transport & Trading Company Plc ...      411,614
    156,700   Invensys Plc ............................      588,326
     36,000   Tate & Lyle Plc .........................      180,124
     63,000   TI Group Plc ............................      340,014
    689,718   Vodafone AirTouch Plc ...................    2,787,918
     34,300   Zeneca Group ............................    1,601,941
                                                        ------------
                                                          10,539,979
                                                        ------------
     GERMANY - 7.2%
      1,200   Aixtron AG ..............................      163,229
        400   Allianz AG ..............................      142,753
     14,300   Bayerische Motoren Werke (BMW) AG .......      437,280
      4,000   DaimlerChrysler AG ......................      213,190
      2,600   Degussa-Huels AG+ .......................       73,150
      1,200   Deutsche Bank AG ........................      100,709
      6,600   Deutsche Telekom AG .....................      382,132
      2,300   Epcos AG+ ...............................      234,145
      6,600   Infineon Technologies, ADR+ .............      523,050
     15,200   Infineon Technologies AG+ ...............    1,244,326
        400   Intershop Communications AG+ ............      183,666
      8,700   Siemens AG ..............................    1,307,670
      3,900   T-Online International AG ...............      127,670
      5,100   Thyssen Krupp AG+ .......................       81,496
                                                        ------------
                                                           5,214,466
                                                        ------------
     FRANCE - 6.7%
      1,280   Bouygues SA+ ............................      858,897
      2,500   Carrefour  SA ...........................      171,588
        800   Christian Dior SA .......................      182,132
      2,500   Compagnie de Saint Gobain ...............      339,341
      1,200   Dassault Systemes SA ....................      112,385
      3,100   Groupe Danone ...........................      413,056
        200   LVMH (Louis Vitton Moet Hennessy) .......       82,803
      1,900   Michelin (CGDE), Class B ................       62,206
      1,000   PSA Peugeot Citroen .....................      201,496
     14,500   Sanofi-Synthelabo SA+ ...................      693,588
      6,300   Societe BIC SA ..........................      309,807
     16,500   STMicroelectronics NV ...................    1,059,094
      3,600   Vivendi .................................      319,038
                                                        ------------
                                                           4,805,431
                                                        ------------


                                            See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

JUNE 30, 2000 (UNAUDITED)



     SHARES                                                 VALUE
     ------                                                 -----

 COMMON STOCKS - (CONTINUED)
     NETHERLANDS - 6.6%
     26,748   ABN-Amro Holding NV ..................... $    657,932
     25,444   Aegon NV ................................      909,029
      9,000   ASM Lithography Holding NV+ .............      388,401
     21,000   ASM Lithography Holding NV (F)+ .........      926,625
     10,824   DSM NV ..................................      348,626
      4,000   Heineken Holding NV, Class A ............      156,442
     10,300   Heineken NV .............................      629,434
      4,400   ING Groep NV+ ...........................      298,620
      6,500   Koninklijke Luchtvaart Maatschappij NV
                (KLM) .................................      175,710
      4,000   Unilever NV .............................      184,241
      3,200   United Pan-Europe Communications NV+ ....       84,018
                                                        ------------
                                                           4,759,078
                                                        ------------
     SWITZERLAND - 4.5%
        234   Adecco SA ...............................      199,453
        200   Compagnie Financiere Richemont AG, Units       540,567
        430   Holderbank Financiere Glarus AG .........      528,883
        175   Nestle SA ...............................      351,384
        395   Novartis AG .............................      627,697
         16   Roche Holding AG ........................      156,254
         59   Schweizerische Rueckversicherungs-
                Gesellschaft ..........................      120,644
        901   Swisscom  AG ............................      313,065
      2,580   UBS AG ..................................      379,209
                                                        ------------
                                                           3,217,156
                                                        ------------
     CANADA - 3.8%
     12,000   Bank of Nova Scotia .....................      293,993
     23,000   Bombardier Inc., Class B ................      624,026
     13,000   Clarica Life Insurance Company ..........      265,849
     11,000   Inco Ltd.+ ..............................      168,526
      5,200   Nortel Networks Corporation .............      360,431
      7,600   Rogers Communications Inc.+ .............      215,176
     20,000   Thomson Corporation .....................      683,688
      6,000   Toronto Dominion Bank Ontario ...........      159,145
                                                        ------------
                                                           2,770,834
                                                        ------------
     FINLAND - 3.4%
     39,900   Nokia Oyj ...............................    2,044,342
     17,000   UPM-Kymmene Oyj** .......................      423,696
                                                        ------------
                                                           2,468,038
                                                        ------------
     AUSTRALIA - 3.2%
     52,000   Australia & New Zealand Banking Group Ltd.     399,952
     56,957   Broken Hill Proprietary Company Ltd. ....      675,413
     10,300   Coles Myer Ltd. .........................       39,666
     85,000   Fosters Brewing Group Ltd. ..............      239,868
     23,788   Lend Lease Corporation Ltd. .............      304,338
     77,200   Santos Ltd. .............................      235,934
     55,727   Westpac Banking Corporation Ltd. ........      403,188
                                                        ------------
                                                           2,298,359
                                                        ------------

     SHARES                                                 VALUE
     ------                                                 -----

     SOUTH KOREA - 3.0%
     17,690   Hyundai Motor Company Ltd., GDR + ....... $    114,100
        200   Korea Telecom Corporation, Sponsored ADR+        9,675
      9,700   Pohang Iron & Steel Company Ltd.,
                Sponsored ADR .........................      232,800
      1,875   Samsung Electronics .....................      620,522
      5,300   Samsung Electronics, Sponsored GDR ......    1,022,900
     14,000   Shinhan Bank ............................      131,840
                                                        ------------
                                                           2,131,837
                                                        ------------
     TAIWAN - 2.8%
     31,960   Asustek Computer Inc., GDR ..............      293,233
      7,400   Hon Hai Precision Industry Company Ltd.,
                GDR++ .................................      183,890
     40,758   Taiwan Semiconductor Manufacturing
                Company Ltd., Sponsored ADR+ ..........    1,579,388
                                                        ------------
                                                           2,056,511
                                                        ------------
     HONG KONG - 2.3%
    425,000   Amoy Properties Ltd. ....................      286,240
     86,000   Cable & Wireless HKT Ltd. ...............      189,210
     55,000   Hutchison Whampoa Ltd. ..................      691,466
     27,500   Johnson Electric Holdings Ltd. ..........      260,182
     98,000   Legend Holdings Ltd. ....................       94,919
     98,000   Shangri-La Asia Ltd. ....................      115,663
                                                        ------------
                                                           1,637,680
                                                        ------------
     SWEDEN - 1.9%
     16,000   Ericsson LM, B Shares ...................      318,332
     18,400   Ericsson LM, Sponsored ADR ..............      368,000
     26,000   ForeningsSparbanken AB ..................      382,409
     22,200   Svenska Handlesbanken AB, A Shares ......      323,987
                                                        ------------
                                                           1,392,728
                                                        ------------
     SPAIN - 1.8%
     20,500   Banco Bilbao Vizcaya Argentaria SA+ .....      307,540
     47,280   Telefonica SA+ ..........................    1,019,748
                                                        ------------
                                                           1,327,288
                                                        ------------
     ITALY - 1.7%
      7,100   Assicurazioni Generali ..................      244,335
    100,500   ENI Spa** ...............................      582,847
      5,400   Fiat Spa** ..............................      140,694
     48,000   UniCredito Italiano, Spa ................      230,522
                                                        ------------
                                                           1,198,398
                                                        ------------
     MEXICO - 1.6%
      1,000   Telefonica SA, Sponsored ADR+ ...........       64,062
     19,200   Telefonos de Mexico SA, Sponsored ADR ...    1,096,800
                                                        ------------
                                                           1,160,862
                                                        ------------


                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

JUNE 30, 2000 (UNAUDITED)




     SHARES                                                 VALUE
     ------                                                 -----

 COMMON STOCKS - (CONTINUED)
     SINGAPORE - 1.6%
      5,000   Chartered Semiconductor Manufacturing Ltd.$     43,667
      2,000   Creative Technology Ltd. ................       48,237
     27,000   DBS Group Holdings Ltd. .................      346,678
     20,000   Singapore Press Holdings Ltd. ...........      312,323
    268,000   Singapore Technologies Engineering Ltd...      393,712
                                                        ------------
                                                           1,144,617
                                                        ------------
     PORTUGAL - 0.8%
     16,800   Portugal Telecom SA .....................      189,387
      1,400   PT Multimedia.com .......................       10,776
      1,400   PT Multimedia Servicos de Telecomunicacoes e
                Multimedia SGPS SA+ ...................       69,785
     20,000   Telecel-Comunicacaoes Pessoais SA .......      304,832
                                                        ------------
                                                             574,780
                                                        ------------
     IRELAND - 0.5%
     15,000   Allied Irish Banks Plc ..................      135,161
     14,000   CRH Plc .................................      253,643
                                                        ------------
                                                             388,804
                                                        ------------
     NORWAY - 0.5%
      8,000   Norsk Hydro ASA .........................      336,942
                                                        ------------
     UNITED STATES - 0.2%
      6,000   Creative Technology Ltd, Ord. ...........      143,250
                                                        ------------
     BRAZIL - 0.0%#
      2,000   Telecomunicacoes de Sao Paulo SA, Sponsored
                ADR ...................................       37,000
                                                        ------------
              Total Common Stocks (Cost $52,677,591) ..   68,184,968
                                                        ------------
 PREFERRED STOCK - 0.2%
   (Cost $115,358)
     ITALY - 0.2%
      6,790   Fiat Spa ................................      110,975
                                                        ------------
 CONVERTIBLE PREFERRED STOCK - 0.4%
   (Cost $272,856)
     JAPAN - 0.4%
 30,000,000   Sanwa International Finance Bermuda Trust,
                Conv. Pfd.,
                1.250% due 08/01/2005 (F) .............      285,676
                                                        ------------
    PRINCIPAL
     AMOUNT
   ----------

 CORPORATE BONDS - 0.0%#
              BG Transco Holdings Plc, Bond:
$       888     4.188% due 12/14/2022++ ...............        1,331
        888     7.000% due 12/16/2024++ ...............        1,319
        888     7.057% due 12/14/2009++ ...............        1,360
                                                        ------------
              Total Corporate Bonds (Cost $4,434) .....        4,010
                                                        ------------

    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

 REPURCHASE AGREEMENT - 4.3%
   (Cost $3,091,000)
$ 3,091,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased at $3,092,545, on 07/03/2000, collateralized by
                $2,520,233 U.S. Treasury Note, 8.125% due
                08/15/2021 (Market Value $3,162,217) .. $  3,091,000
                                                        ------------
TOTAL INVESTMENTS (COST $56,161,239*) .......  99.3%      71,676,629
OTHER ASSETS AND LIABILITIES (NET) ..........   0.7          538,391
                                              -----     ------------
NET ASSETS .................................. 100.0%    $ 72,215,020
                                              =====     ============

---------------------------------------

 *   Aggregate cost for federal tax purposes.

** Security on loan at June 30, 2000, which have an aggregate market value of $814,691, represent 1.1% of the total net assets of the Fund (Note 6).

 #   Amount represents less than 0.1% of net assets.

 +   Non-income producing security.

++   Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.


As of June 30, 2000 sector diversification was as follows:

                                             % OF
     SECTOR DIVERSIFICATION               NET ASSETS      VALUE
     ----------------------               ----------      ------

COMMON STOCKS
Technology ...............................  21.4%      $15,482,738
Telecommunications .......................  16.8        12,112,873
Financial Services .......................  13.9        10,039,079
Materials & Processing ...................   7.6         5,492,692
Health Care ..............................   5.6         4,035,623
Autos & Transportation ...................   4.2         3,006,632
Producer Durables ........................   4.0         2,889,221
Consumer Staples .........................   3.7         2,638,808
Retail ...................................   3.6         2,603,352
Energy ...................................   2.7         1,947,612
Other ....................................  11.1         8,047,313
                                           -----       -----------
TOTAL COMMON STOCKS ......................  94.6        68,295,943
CONVERTIBLE PREFERRED STOCKS .............   0.4           285,676
CORPORATE BONDS ..........................   0.0#            4,010
REPURCHASE AGREEMENT .....................   4.3         3,091,000
                                           -----       -----------
TOTAL INVESTMENTS ........................  99.3        71,676,629
OTHER ASSETS AND LIABILITIES (Net) .......   0.7           538,391
                                           -----       -----------
NET ASSETS ............................... 100.0%      $72,215,020
                                           =====       ===========

--------------------------

#    Amount represents less than 0.1% of net assets.


                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

JUNE 30, 2000 (UNAUDITED)


                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                                                                        NET
                             CONTRACTS TO RECEIVE                   UNREALIZED
             ---------------------------------------------------   APPRECIATION/
EXPIRATION          LOCAL            VALUE IN       IN EXCHANGE   (DEPRECIATION)
   DATE           CURRENCY             U.S. $        FOR U.S. $    OF CONTRACTS
----------   ------------------     ----------     -------------   -------------
07/03/2000   SEK        669,913       76,381           75,928       $      453
07/05/2000   GBP         38,920       58,925           59,091             (166)
07/05/2000   JPY      4,201,312       39,744           39,691               53
07/06/2000   GBP         19,289       29,204           29,286              (82)
07/19/2000   EMU      1,389,823    1,333,840        1,338,860           (5,020)
07/31/2000   EMU        486,026      466,872          459,138            7,734
08/10/2000   EMU         39,423       37,877           35,957            1,920
08/10/2000   EMU        742,664      713,767          672,832           40,935
08/28/2000   EMU        329,728      317,195          321,568           (4,373)
09/01/2000   EMU        401,931      386,794          376,193           10,601
09/05/2000   EMU         73,099       70,361           71,934           (1,573)
09/07/2000   EMU        130,258      125,392          123,849            1,543
11/27/2000   EMU        343,595      332,387          305,735           26,652
02/20/2001   EMU        753,358      732,106          713,505           18,601
                                                                    ----------
                                                                    $   97,278
                                                                    ----------


                 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                                                                        NET
                             CONTRACTS TO DELIVER                   UNREALIZED
             ---------------------------------------------------   APPRECIATION/
EXPIRATION          LOCAL            VALUE IN       IN EXCHANGE   (DEPRECIATION)
   DATE           CURRENCY             U.S. $        FOR U.S. $    OF CONTRACTS
----------   ------------------     ----------     -------------   -------------
07/03/2000   AUD         33,289        19,988          20,045       $       57
07/03/2000   EMU         37,789        36,230          35,907             (323)
07/03/2000   GBP         10,478        15,862          15,780              (82)
07/03/2000   JPY      2,609,345        24,676          24,735               59
07/05/2000   AUD         68,172        40,935          40,859              (76)
07/05/2000   EMU        149,521       143,376         142,594             (782)
07/05/2000   GPB         71,455       108,182         108,434              252
07/05/2000   JPY     37,738,447       357,005         358,389            1,384
07/05/2000   SGD         92,998        53,787          53,714              (73)
07/05/2000   ZAR        708,171       104,454         103,841             (613)
07/06/2000   GPB         21,768        32,957          33,050               93
07/19/2000   AUD        494,353       296,864         328,424           31,560
07/19/2000   JPY    105,262,365       998,550       1,010,432           11,882
07/31/2000   GPB        116,692       176,766         184,338            7,572
08/04/2000   GPB        23,054         34,925          35,957            1,032
08/10/2000   AUD       566,329        340,205         332,719           (7,486)
08/10/2000   CAD       403,383        272,524         270,255           (2,269)
08/10/2000   GBP        45,632         69,133          69,860              727
08/28/2000   JPY    74,878,710        715,457         686,566          (28,891)
09/01/2000   GPB       251,769        381,578         376,193           (5,385)
09/05/2000   GPB        45,380         68,783          71,935            3,152
09/07/2000   CAD       183,000        123,720         123,849              129
11/27/2000   JPY    32,892,440        319,527         305,731          (13,796)
02/20/2001   JPY    78,025,330        770,234         713,498          (56,736)
                                                                    ----------
                                                                       (58,613)
                                                                    ----------
Net Unrealized Appreciation of Forward Foreign Currency
    Contracts ......................................................$   38,665
                                                                    ==========

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR        - American Depositary Receipt
    AUD        - Australian Dollar
    CAD        - Canadian Dollar
    EMU        - European Monetary Unit
    (F)        - Foreign Shares
    GBP        - Great Britain Pound Sterling
    GDR        - Global Depositary Receipt
    HKD        - Hong Kong Dollar
    JPY        - Japanese Yen
    SEK        - Swedish Krona
    SGD        - Singapore Dollar
    ZAR        - South African Rand

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INCOME FUND

JUNE 30, 2000 (UNAUDITED)



    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

 CORPORATE BONDS AND NOTES - 52.1%
     TRANSPORTATION - 11.4%
$ 1,000,000   Boeing Company, Deb.,
                8.750% due 08/15/2021 ................. $  1,110,652
  2,000,000   Burlington Northern Santa Fe, Deb.,
                8.125% due 04/15/2020 .................    2,017,113
  1,000,000   Conrail, Inc., Deb.,
                9.750% due 06/15/2020 .................    1,154,493
    864,699   Continental Airlines Inc., Pass-through
                Certificates, Series 974C,
                6.800% due 07/02/2007 .................      818,130
              Norfolk Southern Corporation:
  1,000,000     Bond,
                7.800% due 05/15/2027 .................      964,149
  2,500,000     Sr. Notes,
                6.200% due 04/15/2009 .................    2,244,803
  2,000,000   Southwest Airlines Company, Pass-through
                Certificates, 94-A, Class A-4,
                9.150% due 07/01/2016 .................    2,232,290
  1,300,000   United Air Lines Inc.,
                Pass-through Certificates,
                9.560% due 10/19/2018 .................    1,311,759
                                                        ------------
                                                          11,853,389
                                                        ------------
     INDUSTRIAL - 6.0%
    663,000   Caterpillar Inc., Sinking Fund Deb.,
                9.750% due 06/01/2019 .................      694,210
              Lockheed Martin Corporation, Note:
  1,500,000     7.250% due 05/15/2006 .................    1,457,246
  2,000,000     8.200% due 12/01/2009 .................    2,022,255
    200,000   Ogden Corporation, Deb.,
                9.250% due 03/01/2022 .................      221,540
  1,800,000   Praxair Inc., Deb.,
                8.700% due 07/15/2022 .................    1,835,251
                                                        ------------
                                                           6,230,502
                                                        ------------
     FOREIGN (U.S. DOLLAR DENOMINATED) - 5.6%
  1,000,000   Abbey National Plc, Global Note,
                6.690% due 10/17/2005 .................      959,958
    250,000   HIH Capital Ltd., Conv. Note,
                7.500% due 09/25/2006 .................      154,851
  1,700,000   Northern Telecom Capital, Sub. Note,
                7.400% due 06/15/2006 .................    1,664,718
    500,000   Petro-Canada, Deb.,
                9.250% due 10/15/2021 .................      543,476
    500,000   Trans-Canada Pipeline Corporation, Deb.,
                8.500% due 03/20/2023 .................      511,800
  2,000,000   Vodafon Airtouch,
                7.750% due 02/15/2010 .................    1,986,201
                                                        ------------
                                                           5,821,004
                                                        ------------
    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----


     RETAIL SALES - 4.8%
$ 1,000,000   Fred Meyer Inc.,
                7.450% due 03/01/2008 ................. $    956,394
              May Department Stores Company, Deb.:
  1,000,000     8.375% due 10/01/2022 .................    1,027,709
    600,000     8.375% due 08/01/2024 .................      608,502
  2,500,000   Safeway Inc., Note,
                7.500% due 09/15/2009 .................    2,451,075
                                                        ------------
                                                           5,043,680
                                                        ------------
     AUTO - 4.3%
    400,000   Ford Holdings Inc., Deb.,
                9.300% due 03/01/2030 .................      453,770
              Ford Motor Company, Deb.:
    600,000     8.875% due 11/15/2022 .................      623,117
    250,000     8.900% due 01/15/2032 .................      273,121
  2,000,000   Ford Motor Credit Company, Note,
                7.375% due 10/28/2009 .................    1,940,021
  1,000,000   General Motors Corporation, Deb.,
                9.400% due 07/15/2021 .................    1,154,022
                                                        ------------
                                                           4,444,051
                                                        ------------
     BANKS - 4.1%
    400,000   Banc One Corporation, Sub. Note,
                10.000% due 08/15/2010 ................      447,385
     82,000   Barnett Banks, Florida, Inc., Sub. Note,
                10.875% due 03/15/2003 ................       88,106
    230,000   Citicorp, Sub. Note,
                8.625% due 12/01/2002 .................      235,955
              First Chicago Corporation, Sub. Note:
    600,000     11.250% due 02/20/2001 ................      614,216
    100,000     9.250% due 11/15/2001 .................      102,355
  1,040,000   Fleet/Norstar Financial Group, Inc., Sub. Note,
                9.900% due 06/15/2001 .................    1,063,552
  1,100,000   NCNB Corporation, Sub. Note,
                9.375% due 09/15/2009 .................    1,197,546
    516,000   Security Pacific Corporation, Sub. Note,
                11.500% due 11/15/2000 ................      523,595
                                                        ------------
                                                           4,272,710
                                                        ------------
     FINANCIAL - 4.1%
    500,000   American General Corporation,
                Sinking Fund Deb.,
                7.500% due 07/15/2025 .................      469,724
  1,000,000   Barclays North American Capital
                Corporation, Capital Note,
                9.750% due 05/15/2021 .................    1,059,221
  1,000,000   Hartford Life Insurance Company, Deb.,
                7.650% due 06/15/2027 .................      950,689
  2,000,000   Merrill Lynch & Company Inc., Note,
                6.000% due 02/17/2009 .................    1,772,306
                                                        ------------
                                                           4,251,940
                                                        ------------


                                            See Notes to Financial Statements.

INCOME FUND

JUNE 30, 2000 (UNAUDITED)



    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

     MEDIA/TELECOMMUNICATIONS - 3.8%
$ 2,500,000   Cox Communications Inc., Note,
                7.875% due 08/15/2009 ................. $  2,498,807
  1,200,000   News America Holdings Inc., Sr. Deb.,
                8.000% due 10/17/2016 .................    1,140,915
    300,000   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 .................      329,753
                                                        ------------
                                                           3,969,475
                                                        ------------
     OIL & GAS - 3.2%
  1,200,000   ANR Pipeline Company, Deb.,
                9.625% due 11/01/2021 .................    1,363,729
  1,000,000   Enron Corporation, Note,
                6.450% due 11/15/2001 .................      989,537
  1,000,000   Phillips Petroleum Company, Deb.,
                9.180% due 09/15/2021 .................    1,037,753
                                                        ------------
                                                           3,391,019
                                                        ------------
     UTILITIES - 2.3%
    200,000   Duke Power Company,
                First and Refundable
                Mortgage,
                6.875% due 08/01/2023 .................      173,803
    700,000   Florida Power & Light Company, First
                Mortgage,
                7.050% due 12/01/2026 .................      629,722
              Texas Utilities Electric Company:
    150,000     First and Collateral Mortgage,
                8.500% due 08/01/2024 .................      148,533
  1,500,000     First Mortgage,
                7.875% due 04/01/2024 .................    1,416,882
                                                        ------------
                                                           2,368,940
                                                        ------------
     CONSUMER PRODUCTS/SERVICES - 1.9%
  1,750,000   Carnival Corporation, Deb.,
                7.200% due 10/01/2023 .................    1,524,971
    500,000   Waste Management Inc., Conv. Sub. Note,
                4.000% due 02/01/2002** ...............      466,136
                                                        ------------
                                                           1,991,107
                                                        ------------
     HEALTH CARE - 0.4%
    150,000   Mariner Post-Acute Network, Sr. Sub. Note,
                9.500% due 11/01/2007+ ................        1,125
    500,000   Medical Care International Inc.
                (Columbia),
                Conv. Sub. Deb.,
                6.750% due 10/01/2006++ ...............      439,969
                                                        ------------
                                                             441,094
                                                        ------------
     GAMING - 0.2%
    250,000   Riviera Holdings Corporation, Company
                Guarantee,
                10.000% due 08/15/2004 ................      226,250
                                                        ------------
              Total Corporate Bonds and Notes
                (Cost $56,199,423) ....................   54,305,161
                                                        ------------

    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----


 U.S. TREASURY OBLIGATIONS - 22.3%
     U.S. Treasury Notes - 18.0%
$ 7,000,000     5.500% due 05/31/2003 ................. $  6,844,587
  1,500,000     6.125% due 08/15/2007** ...............    1,491,563
  8,000,000     5.625% due 05/15/2008** ...............    7,717,246
  2,650,000     6.000% due 08/15/2009** ...............    2,629,278
                                                        ------------
                                                          18,682,674
                                                        ------------
     U.S. TREASURY BONDS - 4.3%
  2,000,000     13.750% due 08/15/2004 ................    2,530,626
  2,000,000     6.000% due 02/15/2026 .................    1,955,611
                                                        ------------
                                                           4,486,237
                                                        ------------
              TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $23,292,690) ....................   23,168,911
                                                        ------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 17.0%
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 6.7%
  6,959,571   # 2882,
                7.000% due 02/20/2030 .................    6,730,085
    191,979   # 386671,
                9.000% due 02/15/2025 .................      198,765
                                                        ------------
              Total GNMAs (Cost $6,815,434) ...........    6,928,850
                                                        ------------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 6.1%
    137,787   # C00385, GOLD,
                9.000% due 01/01/2025 .................      142,423
  2,394,281   # C00785,
                6.500% due 06/01/2029 .................    2,261,459
  4,224,469   # C29918,
                6.500% due 08/01/2029 .................    3,990,113
                                                        ------------
              Total FHLMCs (Cost $6,340,536) ..........    6,393,995
                                                        ------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.2%
  2,000,000   # 460308,
                7.630% due 02/01/2010 .................    2,034,502
  2,470,782   # 529010,
                7.000% due 01/01/2030 .................    2,386,176
                                                        ------------
              Total FNMAs (Cost $4,388,852) ...........    4,420,678
                                                        ------------
              Total U.S. Government Agency Mortgage-
                Backed Securities (Cost $17,544,822) ..   17,743,523
                                                        ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.3%
              Federal Home Loan Mortgage Corporation
                (FHLMC), Notes:
  2,500,000     6.875% due 01/15/2005** ...............    2,486,944
  3,000,000     7.000% due 03/15/2010** ...............    2,979,876
                                                        ------------
              Total U.S. Government Agency Obligations
                (Cost $5,426,931) .....................    5,466,820
                                                        ------------

                       See Notes to Financial Statements.

INCOME FUND

JUNE 30, 2000 (UNAUDITED)


    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----


 REPURCHASE AGREEMENT - 1.9%
   (Cost $2,011,000)
$ 2,011,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased at $2,012,006 on 07/03/2000, collateralized by
                $1,639,660 U.S. Treasury Note, 8.125% due
                08/15/2021 (Market Value $2,057,334) .. $  2,011,000
                                                        ------------
TOTAL INVESTMENTS (COST $104,474,866*) ......  98.6%     102,695,415
OTHER ASSETS AND LIABILITIES (NET) ..........   1.4        1,495,452
                                              -----     ------------
NET ASSETS .................................. 100.0%    $104,190,867
                                              =====     ============

-------------------------------

 *   Aggregate cost for federal tax purposes.

** Security on loan at June 30, 2000, which have an aggregate market value of $13,208,033, represent 12.7% of the total net assets of the Fund (Note 6).

 +   In  default as to interest payments.

++   Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.



--------------------------------------------------------------------------------

                               GLOSSARY OF TERMS
GOLD    - Payments are on an accelerated 45-day payment cycle
          instead of a 75-day payment cycle.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

U.S. GOVERNMENT SECURITIES FUND

JUNE 30, 2000 (UNAUDITED)


    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 58.3%
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 22.8%
$ 6,459,149     6.500% due 11/01/2028 - 04/01/2029 .... $  6,098,675
  6,187,516     7.000% due 08/01/2028 - 04/01/2029 ....    5,992,263
  2,187,815     7.500% due 11/01/2029 .................    2,163,532
  3,222,616     8.000% due 05/01/2022 - 09/01/2027 ....    3,253,131
  3,155,423     8.500% due 02/01/2023 - 10/01/2027 ....    3,221,317
    404,413     8.700% due 12/25/2019 .................      415,043
                                                        ------------
              Total FNMAs (Cost $21,648,285) ..........   21,143,961
                                                        ------------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 21.4%
    945,293     6.000% due 02/20/2029 .................      866,211
  7,332,621     7.000% due 01/15/2028 - 08/20/2029 ....    7,123,713
  4,710,763     7.500% due 01/15/2023 - 11/15/2023 ....    4,701,302
  2,595,679     7.750% due 12/15/2029 .................    2,588,484
  4,533,567     8.000% due 07/15/2026 - 06/20/2030 ....    4,565,515
     29,097     9.000% due 08/15/2021 .................       30,194
                                                        ------------
              Total GNMAs (Cost $20,229,081) ..........   19,875,419
                                                        ------------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 14.1%
              GOLD:
    733,929     5.500% due 12/01/2008 .................      693,340
  1,953,017     6.000% due 01/01/2013 .................    1,856,329
  2,970,390     6.500% due 05/01/2023 - 03/01/2029 ....    2,827,190
  5,000,983     7.000% due 04/01/2008 - 07/01/2029 ....    4,866,591
  2,337,727     8.500% due 07/01/2029 .................    2,387,779
    456,720     8.750% due 01/01/2013 .................      471,439
                                                        ------------
              Total FHLMCs (Cost $13,470,544) .........   13,102,668
                                                        ------------
              Total U.S. Government Agency Mortgage-
                Backed Securities  (Cost $55,347,910)..   54,122,048
                                                        ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 18.3%
              Federal National Mortgage Association,
                REMIC, Pass-through Certificates:
  5,868,510     Series 1992-55, Class DZ,
                8.000% due 04/25/2022 .................    5,902,743
  6,950,760     Series 1992-83, Class X,
                7.000% due 02/25/2022 .................    6,676,762
     45,319     Series 1993-159, Class PA, (P/O),
                Zero coupon due 01/25/2021 ............       45,093
    516,083   Residential Funding Mortgage Security,
                Series 1992-S39, Class A8,
                7.500% due 11/25/2007 .................      514,733
  3,853,000   Vendee Mortgage Trust,
                Series 2000-2, Class G,
                7.500% due 10/15/2009 .................    3,861,428
                                                        ------------
              Total CMO (Cost $16,072,137) ............   17,000,759
                                                        ------------

    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.0%
              Federal Farm Credit Bank, Note:
$ 1,500,000     5.730% due 04/14/2003 ................. $  1,451,038
  2,000,000     5.700% due 06/18/2003 .................    1,930,420
              Federal Home Loan Bank, Bond:
  2,000,000     5.305% due 03/26/2001 .................    1,978,280
  2,000,000     7.350% due 02/28/2003 .................    1,996,720
  1,000,000     6.810% due 08/20/2007 .................      961,027
  1,000,000     6.135% due 02/17/2009 .................      917,970
  1,000,000   Federal Home Loan Bank, MTN,
                5.705% due 03/19/2003 .................      969,440
  2,000,000   Housing Urban Development, Series 99-A,
                Government Guarantee,
                6.160% due 08/01/2011 .................    1,824,180
                                                        ------------
              Total U.S. Government Agency Obligations
                (Cost $12,591,275) ....................   12,029,075
                                                        ------------
 U.S. TREASURY OBLIGATIONS - 3.6%
     U.S. TREASURY BONDS - 1.8%
  1,300,000     6.250% due 08/15/2023 .................    1,308,530
    300,000     12.750% due 11/15/2010 ................      384,469
                                                        ------------
                                                           1,692,999
                                                        ------------
     U.S. TREASURY NOTES - 1.8%
  1,000,000     4.875% due 03/31/2001 .................      988,123
    325,000     6.625% due 03/31/2002 .................      325,711
    350,000     6.250% due 02/15/2007 .................      350,438
                                                        ------------
                                                           1,664,272
                                                        ------------
              Total U.S. Treasury Obligations
                (Cost $3,379,312) .....................    3,357,271
                                                        ------------
 REPURCHASE AGREEMENT - 6.1%
   (Cost $5,651,000)
  5,651,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased at
                $5,653,826 on 07/03/2000, collateralized by
                $4,607,517 U.S. Treasury Note, 8.125% due
                08/15/2021 (Market Value $5,781,200) ..    5,651,000
                                                        ------------
total investments (Cost $93,041,634*) .......  99.3%      92,160,153
other assets and liabilities (Net) ..........   0.7          635,878
                                              -----     ------------
Net Assets .................................. 100.0%    $ 92,796,031
                                              =====     ============


------------------------

*   Aggregate cost for federal tax purposes.



--------------------------------------------------------------------------------
                            GLOSSARY OF TERMS
    MTN        - Medium Term Note
    REMIC      - Real Estate Mortgage Investment Conduit
    P/O        - Principal Only
    GOLD       - Payments are on an accelerated 45-day payment cycle
                 instead of 75-day payment cycle.
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

SHORT TERM INCOME FUND

JUNE 30, 2000 (UNAUDITED)



    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

 CORPORATE BONDS AND NOTES - 34.7%
     FINANCIAL - 10.7%
$   985,000   McDonnell Douglas,
                6.710% due 07/19/2000 ................. $    984,913
  2,250,000   Freddie Mac, Note,
                6.875% due 01/15/2005 .................    2,238,289
  1,000,000   Goldman Sachs Group LP, Note,
                7.800% due 07/15/2002++ ...............    1,004,969
    325,000   Merrill Lynch & Company, Note,
                8.300% due 11/01/2002 .................      332,106
    250,000   US West Capital Funding Inc., Company
                Guarantee,
                6.125% due 07/15/2002 .................      244,701
                                                        ------------
                                                           4,804,978
                                                        ------------
     BANKS - 7.2%
    250,000   Southern National, Sub.,
                7.050% due 05/23/2003 .................      246,194
  1,000,000   Chase Manhattan Corporation, Note,
                5.500% due 02/15/2001 .................      990,355
  1,000,000   First Chicago Corporation, Sub. Note,
                9.250% due 11/15/2001 .................    1,023,553
  1,000,000   Wachovia Corporation, Sr. Unsub. Note,
                6.700% due 06/21/2004 .................      976,576
                                                        ------------
                                                           3,236,678
                                                        ------------
     UTILITIES - 4.3%
  1,000,000   United Illuminating Company, Note,
                6.000% due 12/15/2003 .................      941,574
  1,000,000   Wisconsin Electric Power Company, Deb,
                6.625% due 12/01/2002 .................      991,647
                                                        ------------
                                                           1,933,221
                                                        ------------
     MEDIA - 3.3%
  1,500,000   Times Mirror Company, Note,
                6.650% due 10/15/2001 .................    1,489,162
                                                        ------------
     RETAIL SALES - 2.7%
    250,000   Federated Department Stores Inc., Bond,
                6.790% due 07/15/2007 .................      240,192
  1,000,000   Wal-Mart Stores Inc.,
                6.150% due 08/10/2001 .................      990,659
                                                        ------------
                                                           1,230,851
                                                        ------------
     REAL ESTATE INVESTMENT TRUSTS - 2.3%
    100,000   Colonial Realty LP, Note,
                7.500% due 07/15/2001 .................       99,094
    250,000   Oasis Residential Inc,
                6.750% due 11/15/2001 .................      245,522
    600,000   Sun Communities Inc., Sr. Note,
                7.625% due 05/01/2003 .................      586,784
    100,000   SUSA Partnership LP, Note,
                7.125% due 11/01/2003 .................       95,325
                                                        ------------
                                                           1,026,725
                                                        ------------
     TRANSPORTATION - 2.2%
  1,000,000   CSX Corporation, Deb.,
                9.500% due 08/01/2000 .................    1,001,113
                                                        ------------


    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

     OIL & GAS - 1.1%
$   500,000   Occidental Petroleum Company, Sr. Note,
                6.400% due 04/01/03 ................... $    479,546
                                                        ------------
     CHEMICAL - 0.5%
    100,000   Equistar Chemicals LP, Note,
                9.125% due 03/15/2002 .................       99,981
    150,000   Lyondell Petrochemical Company, MTN,
                9.750% due 09/04/2003++ ...............      152,809
                                                        ------------
                                                             252,790
                                                        ------------
     AEROSPACE/DEFENSE - 0.4%
    200,000   Lockheed Martin Corporation,
                Company Guarantee,
                6.850% due 05/15/2001 .................      199,126
                                                        ------------
              Total Corporate Bonds and Notes
                (Cost $15,897,128) ....................   15,654,190
                                                        ------------
 U.S. TREASURY NOTES - 19.8%
  3,500,000     4.000% due 10/31/2000** ...............    3,473,750
  5,000,000     5.250% due 05/31/2001** ...............    4,946,875
    500,000     5.625% due 02/15/2006** ...............      485,000
                                                        ------------
              Total U.S. Treasury Notes
                (Cost $8,976,901) .....................    8,905,625
                                                        ------------
 ASSET-BACKED SECURITIES - 17.8%
  2,000,000   ANRC Auto Owner Trust, 1999-A A3,
                6.750% due 12/15/2003 .................    1,986,210
  1,500,000   California Infrastructure PG&E, AB,
                6.320% due 09/25/2005 .................    1,472,453
    127,368   Carco  Auto Loan Master Trust, 1997-1 A,
                6.689% due 08/15/2004 .................      126,974
    943,484   FFCA Secured Lending Corporation,
                1999-2 WA1A,
                7.130% due 05/15/2026++ ...............      926,089
    500,000   First USA Credit Card Master Trust,
                1997-6 A,
                6.420% due 03/17/2005 .................      493,913
     76,902   General Electric Capital Mortgage
                Association, 1996-HE3 A3,
                7.150% due 09/25/2026 .................       76,587
              Green Tree Financial Corporation:
    250,000     1995-1 B2,
                9.200% due 06/15/2025 .................      173,571
    159,053     1995-6 B1,
                7.700% due 10/15/2026 .................      157,972
     34,570   Green Tree Home Equity Loan Trust,
                1997-B A5,
                7.150% due 06/15/2028 .................       34,590
    165,000   Green Tree Home Improvement, 1995-D B2,
                7.450% due 09/15/2025 .................      156,883
     14,154   Green Tree Recreational, Equipment &
                Consumer, 1996-A A1,
                5.550% due 02/15/2018 .................       13,708
      1,462   Merrill Lynch Mortgage Investors Inc.,
                1991-I A,
                7.650% due 01/15/2012 .................        1,459


                                            See Notes to Financial Statements.

SHORT TERM INCOME FUND

JUNE 30, 2000 (UNAUDITED)


    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

 ASSET-BACKED SECURITIES - (CONTINUED)
$   231,035   Mid-State Trust, Series 4-A,
                8.330% due 04/01/2030 ................. $    231,100
  1,500,000   Providian Master Trust, 1997-4 A,
                6.250% due 06/15/2007 .................    1,473,668
    700,000   Standard Credit Card Master Trust, 1994-4  A,
                8.250% due 11/07/2003 .................      708,306
                                                        ------------
              Total Asset-Backed Securities
                (Cost $8,231,739) .....................    8,033,483
                                                        ------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 10.5%
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 6.7%
    840,639   # 252214,
                6.500% due 01/01/2014 .................      811,404
    116,060   # 313257,
                6.132% due 11/01/2035 .................      112,910
    177,574   # 313641,
                8.500% due 11/01/2017 .................      181,807
    866,993   # 456445,
                6.500% due 01/01/2014 .................      836,841
  1,075,592   # 523795,
                8.000% due 05/01/2027 .................    1,085,918
                                                        ------------
              Total FNMAs (Cost $3,111,489) ...........    3,028,880
                                                        ------------
     ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 0.6%
              Federal Home Loan Mortgage Corporation
                (FHLMC):
     96,403     # 082247,
                6.125% due 04/01/2019 .................       93,970
     65,370     # 845988,
                7.512% due 11/01/2021+ ................       65,006
              Federal National Mortgage Association
                (FNMA):
     13,485     # 124571,
                7.411% due 11/01/2022+ ................       13,604
     63,492     # 141461,
                7.466% due 11/01/2021+ ................       64,097
     36,915     # 152205,
                7.204% due 01/01/2019+ ................       37,135
                                                        ------------
              Total ARMS (Cost $279,175) ..............      273,812
                                                        ------------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 2.9%
     46,942   # 001991,
                9.000% due 04/20/2025 .................       48,263
     31,926   # 140834,
                11.000% due 12/15/2015 ................       34,820
     12,252   # 144538,
                11.000% due 12/15/2015 ................       13,363
     44,476   # 151670,
                11.000% due 12/15/2015 ................       48,508
    100,468   # 213862,
                10.000% due 09/15/2018 ................      105,981
     50,602   # 225305,
                10.000% due 02/15/2018 ................       53,379
     15,729   # 234561,
                10.000% due 12/15/2017 ................       16,597

    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (GNMA) - (CONTINUED)
$    19,762   # 254937,
                10.000% due 06/15/2019 ................ $     20,842
     41,951   # 257814,
                10.000% due 09/15/2018 ................       44,253
    124,380   # 264735,
                10.000% due 02/15/2019 ................      131,181
     78,983   # 289333,
                10.000% due 05/15/2020 ................       83,279
    101,321   # 291116,
                10.000% due 06/15/2020 ................      106,832
     28,033   # 293511,
                10.000% due 07/15/2020 ................       29,558
    123,078   # 400224,
                8.000% due 06/15/2009 .................      125,265
    167,786   # 453963,
                8.000% due 08/15/2012 .................      170,632
     88,013   # 780081,
                10.000% due 02/15/2025 ................       92,997
     18,927   # 780121,
                10.000% due 04/15/2025 ................       19,999
     19,804   # 780141,
                10.000% due 12/15/2020 ................       20,881
    129,644   # 780317,
                9.000% due 12/15/2020 .................      134,670
                                                        ------------
              Total GNMAs (Cost $1,332,511) ...........    1,301,300
                                                        ------------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.3%
   (Cost $116,430)
    108,549   # A01226,
                9.500% due 08/01/2016 .................      113,742
                                                        ------------
              Total U.S. Government Agency Mortgage-Backed
                Securities (Cost $4,839,605) ..........    4,717,734
                                                        ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 6.9%
     15,826   Countrywide Funding Corporation, 1994-1 A3,
                6.250% due 03/25/2024 .................       15,220
  2,072,000   Prudential Home Mortgage Securities,
                1993-18 A6,
                7.000% due 06/25/2023 .................    2,024,624
    350,000   Residential Asset Securitization Trust,
                1997-A6 A5,
                7.250% due 09/25/2012 .................      349,260
    714,668   Residential Funding Mortgage Security I,
                1995-S14 A8,
                7.500% due 09/25/2025 .................      713,028
                                                        ------------
              Total CMO (Cost $3,140,810) .............    3,102,132
                                                        ------------
 COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 4.1%
    960,924   GMAC Commercial Mortgage
                Securities Inc., 1999-CTL1A,
                7.151% due 02/15/2008++ ...............      949,663
    888,756   Morgan Stanley Capital I, 1999-CAMI A1,
                6.540% due 04/15/2004 .................      873,563
                                                        ------------
              Total CMBS (Cost $1,849,416) ............    1,823,226
                                                        ------------


                       See Notes to Financial Statements.

SHORT TERM INCOME FUND

JUNE 30, 2000 (UNAUDITED)


    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

 REPURCHASE AGREEMENT - 5.3%
   (Cost $ 2,400,000)
$ 2,400,000   Agreement with Goldman Sachs & Company,
                6.000% dated 06/30/2000, to be repurchased at $2,401,200 on 06/30/2000, collateralized by
                1,956,829 U.S. Treasury Note, 8.125% due
                07/03/2000 (Market Value $2,455,296)... $  2,400,000
                                                        ------------
TOTAL INVESTMENTS (COST $45,335,599*) .......  99.1%      44,636,390
OTHER ASSETS AND LIABILITIES (NET) ..........   0.9          426,439
                                              -----     ------------
NET ASSETS .................................. 100.0%    $ 45,062,829
                                              =====     ============

--------------------------------

 *   Aggregate cost for federal tax purposes.

** Security on loan at June 30, 2000, which have an aggregate market value of $7,960,696, represent 17.7% of the total net assets of the Fund (Note 6).

 + Variable rate securities payable upon not more than seven calendar days' notice, and secured by bank letters of credit. The interest rate shown reflects the rate currently in effect.

++   Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.


--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS
          MTN    - Medium Term Note

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND

JUNE 30, 2000 (UNAUDITED)


    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

 COMMERCIAL PAPER (DOMESTIC) - 55.3%
$   650,000   American Express Credit Corporation,
                6.520% due 07/14/2000+ ................ $    648,470
    650,000   AT&T Corporation,
                6.530% due 08/28/2000+ ................      643,162
    650,000   Citicorp,
                6.500% due 07/28/2000+ ................      646,831
    650,000   Columbia University in New York,
                6.530% due 08/11/2000+ ................      645,166
    650,000   DaimlerChrysler NA Holding Corporation,
                6.580% due 07/27/2000+ ................      646,911
    650,000   Ford Motor Credit Corporation,
                6.540% due 07/24/2000+ ................      647,283
    650,000   General Electric Capital Corporation,
                6.540% due 08/18/2000+ ................      644,332
    650,000   Goldman Sachs Group Inc.,
                6.600% due 08/18/2000+ ................      644,280
    650,000   Household Finance Corporation,
                6.610% due 08/03/2000+ ................      646,062
    650,000   IBM Credit Corporation,
                6.520% due 07/27/2000+ ................      646,939
    650,000   John Deere Capital Corporation,
                6.560% due 08/23/2000+ ................      643,722
    650,000   Merrill Lynch & Company Inc.,
                6.590% due 08/31/2000+ ................      642,742
    650,000   Wells Fargo & Company,
                6.530% due 08/18/2000+ ................      644,341
    650,000   Windmill Funding Corporation,
                6.560% due 07/13/2000+,++ .............      648,579
                                                        ------------
              Total Commercial Paper (Domestic)
                (Cost $9,038,820) .....................    9,038,820
                                                        ------------
 COMMERCIAL PAPER (YANKEE) - 15.8%
    650,000   American Honda Finance Corporation,
                6.580% due 09/13/2000+ ................      641,208
    650,000   Bank of Nova Scotia,
                6.550% due 09/07/2000+ ................      641,959
    650,000   Barclays U.S. Funding Corporation,
                6.540% due 07/21/2000+ ................      647,638
    650,000   Toyota Motor Credit Corporation,
                6.550% due 07/20/2000+ ................      647,753
                                                        ------------
              Total Commercial Paper (Yankee)
                (Cost $2,578,558) .....................    2,578,558
                                                        ------------

 CORPORATE BONDS AND NOTES - 12.3%
  1,000,000   First Union National Bank, Note,
                6.338% due 09/25/2000+++ ..............    1,000,000
  1,000,000   National City Bank, Note,
                6.381% due 10/16/2000+++ ..............    1,000,143
                                                        ------------
              Total Corporate Bonds and Notes
                (Cost $2,000,143) .....................    2,000,143
                                                        ------------

    PRINCIPAL
     AMOUNT                                                 VALUE
     ------                                                 -----

 CERTIFICATES OF DEPOSIT - 4.0%
   (Cost $648,128)
$   650,000   Bank of America Corporation,
                6.480% due 07/17/2000 ................. $    648,128
                                                        ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.1%
     FEDERAL HOME LOAN BANK (FHLB) - 10.1%
  1,000,000     6.720% due 03/13/2001+ ................    1,000,000
    650,000     7.000% due 06/14/2001+ ................      650,000
                                                        ------------
              Total FHLBs (Cost $1,650,000) ...........    1,650,000
                                                        ------------
              Total U.S. Government Agency Obligations
                (Cost $1,650,000) .....................    1,650,000
                                                        ------------
 REPURCHASE AGREEMENT - 3.4%
   (Cost $ 562,000)
    562,000   Agreement with Goldman Sachs & Company,
                6.000% dated 6/30/2000, to be repurchased at
                $562,281, on 07/03/2000, collateralized by
                $458,224 U.S. Treasury Note, 8.125% due
                8/15/2001 (Market Value $574,949) .....      562,000
                                                        ------------
TOTAL INVESTMENTS (Cost $16,477,649*) ....... 100.9%      16,477,649
OTHER ASSETS AND LIABILITIES (NET) ..........  (0.9)        (142,623)
                                              -----     ------------
NET ASSETS .................................  100.0%    $ 16,335,026
                                              =====     ============


---------------------------------

  *  Aggregate cost for federal tax purposes.

  +  Rate represents discount rate at the date of purchase (unaudited).

 ++  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.

+++ Floating rate security whose interest rate is reset periodically based on an index.


                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

WM VARIABLE TRUST


1.   ORGANIZATION AND BUSINESS

The WM Variable Trust (the "Trust") was organized under the laws of the Commonwealth of Massachusetts on January 29, 1993 as a business entity commonly known as a "Massachusetts business trust." The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust offers sixteen managed investment funds, consisting of five portfolios: Strategic Growth, Conservative Growth, Balanced, Flexible Income and Income Portfolios (individually a "Portfolio" and collectively the "Portfolios"), and eleven funds: the Bond & Stock, Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds (the "Equity Funds"); the Income, U.S. Government Securities and Short Term Income Funds (the "Bond Funds"); the Money Market Fund (the "Money Fund") (collectively the "Funds"); to the public through certain variable annuity contracts offered by American General Life Insurance Company ("AG Life"). Through investment in certain of the Funds and WM High Yield Fund (collectively, the "Underlying Funds"), the Portfolios offer a range of asset allocation strategies designed to accommodate different investment philosophies and goals.

WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, serves as investment advisor to the Trust.


2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios and Funds in the preparation of their financial statements.


PORTFOLIO VALUATION:

A security that is primarily traded on a U.S. exchange (including securities traded through the Nasdaq National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and U.S. Government Securities) are valued at the over-the-counter bid prices, or if no sale occurred on such day, at the mean of the current bid and asked prices. An option is generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. Short term debt securities that mature in 60 days or less are valued at amortized cost. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. Eastern time, if that is earlier. That value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than U.S. Government securities and short-term investments) are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trust. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid prices and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Trust's Board of Trustees (the "Board of Trustees"), which may rely on the assistance of one or more Pricing Services. The procedures of each Pricing Service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees.


MONEY FUND:

The investments of the Money Fund are valued on the basis of amortized cost, which approximates market value, so long as the Board of Trustees determines that this method constitutes fair value. Amortized cost valuation involves initially valuing a portfolio instrument at its cost, and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees. The Money Fund attempts to maintain a constant net asset value of $1.00 per share.

WM VARIABLE TRUST


THE PORTFOLIOS:

Underlying Funds are valued at their net asset value per share determined as of the close of the New York Stock Exchange on the valuation date.


REPURCHASE AGREEMENTS:

Each Portfolio or Fund may engage in repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio or Fund would seek to use the collateral to offset losses incurred. There is potential loss in the event the Portfolio or Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio or Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with whom each Portfolio or Fund enters into repurchase agreements.


REVERSE REPURCHASE AGREEMENTS:

Each Portfolio or Fund, except for the Bond & Stock Fund, the Growth Fund of the Northwest and the Mid Cap Stock Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Portfolio or Fund would assume the role of seller/borrower in the transaction. A Portfolio or Funds may use reverse repurchase agreements to borrow short-term funds. The value of the reverse repurchase agreements that a Portfolio or Fund has committed to sell is reflected in its respective Statement of Assets and Liabilities. The Portfolios or Funds require the Trust's custodian to segregate liquid assets that at all times are in an amount equal to their obligations under reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by a Portfolio or Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.


OPTIONS CONTRACTS:

All Portfolios and Funds, except the Money Fund, may engage in option contract transactions. The Portfolios and Funds may use option contracts to manage their exposure to the stock and bond markets and to interest rate and currency value fluctuations. If applicable, the underlying principal amounts and option values are shown in the respective Portfolio of Investments under various captions including "Put Options Purchased", "Call Options Purchased", "Put Options Written" and/or "Call Options Written". If applicable, these amounts reflect (as of the date on the Portfolio of Investments) each contract's exposure to the underlying instrument. Writing puts and buying calls tends to increase a Portfolios' or Funds' exposure to the underlying instrument. Buying puts and writing calls tends to decrease a Portfolios' or Funds' exposure to the underlying instruments or to hedge other Portfolio or Fund investments.

Upon the purchase of a put option or call option by a Portfolio or Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio or Fund will realize a loss in the amount of the cost of the option. When a closing sale transaction is entered, the Portfolio or Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio or Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Portfolio or Fund exercises a call option, the cost of the security purchased will be increased by the premium originally paid.

When a Portfolio or Fund writes a call option or a put option, an amount equal to the premium received by the Portfolio or Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio or Fund realizes a gain equal to the amount of the premium received. When a Portfolio or Fund enters into a closing purchase transaction, the Portfolio or Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, a Portfolio or Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Portfolio or Fund purchased upon exercise.

WM VARIABLE TRUST

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Portfolio or Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Portfolios and/or Funds may forego the opportunity to profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that the Portfolios and/or Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk the Portfolios and/or Funds may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of a counterparty's inability to perform.

The Portfolios and the Funds, except the Money Fund, may engage in options on foreign currency and options on interest rate futures for hedging transactions. Options on foreign currency and options on interest rate futures act as a hedge to provide protection against adverse movements in the value of foreign securities in the portfolio.

Certain risks are associated with the use of options on foreign currency and options on interest rate futures contracts as hedging devices. The predominant risk is that the movement in the price of the instrument underlying such options may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render the Portfolios' and Funds' hedging strategy unsuccessful and could result in a loss to the Portfolios and Funds. In addition, there is the risk that the Portfolios and Funds may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. Options written by Portfolios or Funds involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities.


FUTURES CONTRACTS:

Except for the Money Fund, all Portfolios and Funds may engage in futures transactions. The Portfolios and Funds may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at June 30, 2000. Buying futures contracts tends to increase the Portfolio's or Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's or Fund's exposure to the underlying instrument, or to hedge other Portfolio or Fund investments.

Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio or Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio or Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Portfolio or Fund may not be able to enter into a closing transaction because of an illiquid secondary market.


FOREIGN CURRENCY:

The books and records of the Portfolios and Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. It is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the portion arising from changes in market prices of investments during the period. Accordingly, all such changes have been reflected as realized and unrealized net gain/(loss) from security transactions in the Statements of Operations.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of foreign currency and other assets and liabilities. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions and the difference between the amounts

WM VARIABLE TRUST

of interest and dividends recorded on the books of the Portfolios or Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.


FORWARD FOREIGN CURRENCY CONTRACTS:

The Growth, Small Cap Stock, International Growth, Short Term Income, Income and Mid Cap Stock Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. The U.S. dollar market value, contract value and the foreign currencies the Funds have committed to buy or sell are shown in the Portfolio of Investments under the caption "Schedule of Forward Foreign Currency Contracts." These amounts represent the aggregate exposure to each foreign currency the Funds have acquired or hedged through forward foreign currency contracts at June 30, 2000. Forward foreign currency contracts are reflected as both a forward foreign currency contract to buy and a forward foreign currency contract to sell. Forward foreign currency contracts to buy generally are used to acquire exposure to foreign currencies, while forward foreign currency contracts to sell are used to hedge the Funds' investments against currency fluctuations. Also, a forward foreign currency contract to buy or sell can offset a previously acquired opposite forward foreign currency contract.

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation/(depreciation) of forward foreign currency contracts reflected in the Funds' Statements of Assets and Liabilities. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


DOLLAR ROLL TRANSACTIONS:

The Bond Funds, in order to seek a high level of current income, may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. The value of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities. A dollar roll transaction involves a sale by the Funds of securities that they hold with an agreement by the Funds to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. The Funds are paid a fee for entering into a dollar roll transaction that is accrued as income over the life of the dollar roll contract. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Management anticipates that the proceeds of the sale will be invested in additional instruments for the Funds, and the income from these investments, together with any additional fee income received on the dollar roll transaction, will generate income for the Funds exceeding the interest that would have been earned on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.


INDEXED SECURITIES:

Each of the Funds, except for the Money Fund, may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, inflation, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

WM VARIABLE TRUST


ILLIQUID INVESTMENTS:

Up to 15% of the net assets of each Equity and Bond Fund, and up to 10% of the net assets of the Money Fund, may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) except for the Money Fund, futures contracts and options, to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options; (5) certain variable rate demand notes having a demand period of more than seven days; and
(6) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within the 15%/10% limitation, as applicable, on investments in illiquid securities.


SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount accreted less premiums amortized. Premiums on bonds can be amortized on the basis of any of the following methods: yield-to-maturity, straight-line, or yield-to-call. Discounts can be accreted using yield-to-maturity or straight-line methods. Premiums and discounts on mortgage-backed securities are amortized or accreted using only the straight-line method. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Money Fund are declared daily and paid monthly. Dividends from net investment income of the Balanced, Flexible Income and Income Portfolios and of the Bond Funds are declared and paid quarterly. Dividends from net investment income of the Strategic Growth and Conservative Growth Portfolios and of the Equity Funds are declared and paid annually. Distributions of any net long-term capital gains earned by a Portfolio or Fund are made annually. Distributions of any net short-term capital gains earned by a Portfolio or Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Income distributions and capital gains distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios or Funds, organizational costs, dividends payable, redesignated distributions and differing characterizations of distributions made by each Portfolio or Fund as a whole.


FEDERAL INCOME TAXES:

It is the policy of each Portfolio and Fund to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies by, among other things, distributing substantially all of its taxable earnings to its shareholders. Therefore, no Federal income tax provision is required.


EXPENSES:

Expenses that are directly related to one of the Portfolios or Funds are charged directly to that Portfolio or Fund. General expenses of the Trust are allocated to all the Portfolios or Funds based upon the relative net assets of each Portfolio or Fund. In addition, the Portfolios will indirectly bear their prorated share of expenses of the Underlying Funds.

WM VARIABLE TRUST


OTHER:

The Growth & Income and Bond Funds may purchase floating rate, inverse floating rate and variable rate obligations, including participation interests therein. Floating rate obligations have an interest rate that changes whenever there is a change in the external interest rate, while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate on an inverse floating rate obligation (an "inverse floater") can be expected to move in the opposite direction from the market rate of interest to which the inverse floater is indexed. The Fund may purchase floating rate, inverse floating rate and variable rate obligations that carry a demand feature which would permit the Fund to tender them back to the issuer or remarketing agent at par value prior to maturity. Frequently, floating rate, inverse floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. The Bond Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. The Money Fund may purchase floating rate obligations and variable rate demand notes. Although variable rate demand notes are frequently not rated by credit rating agencies, unrated notes purchased by the Funds will be of comparable quality at the time of purchase to rated instruments that may be purchased by such Fund, as determined by the Advisor. Moreover, while there may be no active secondary market with respect to a particular variable rate demand note purchased by a Fund, the Fund may, upon the notice specified in the note, demand payment of the principal and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a particular variable rate demand note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.

An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.


3.   INVESTMENT ADVISORY, ADMINISTRATION FEES AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Trust. The Advisor is entitled to a monthly fee based upon a percentage of the average daily net assets of each Fund at the following rates:



                                                FEES ON
  NAME OF FUND                                 NET ASSETS
  ------------                                -------------
  Mid Cap Stock Fund ........................    .750%
  Income Fund ...............................    .500%
  U.S. Government Securities Fund ...........    .500%
  Money Market Fund .........................    .450%

                                                 FEES ON              FEES ON
                                         NET ASSETS EQUAL TO OR      NET ASSETS
                                                LESS THAN            EXCEEDING
                                              $500 MILLION          $500 MILLION
                                              -------------         ------------
  Bond & Stock Fund .........................     .625%                 .500%
  Growth Fund of the Northwest ..............     .625%                 .500%

                                                 FEES ON              FEES ON
                                         NET ASSETS EQUAL TO OR      NET ASSETS
                                                LESS THAN            EXCEEDING
                                               $25 MILLION          $25 MILLION
                                              -------------         ------------
  Growth Fund ...............................     .950%                 .875%

WM VARIABLE TRUST



                                                                              FEES ON
                                                                       NET ASSETS EXCEEDING
                                                        FEES ON             $25 MILLION             FEES ON
                                                  NET ASSETS EQUAL TO      AND EQUAL TO            NET ASSETS
                                                     OR LESS THAN          OR LESS THAN             EXCEEDING
  NAME OF FUND                                        $25 MILLION          $500  MILLION          $500 MILLION
  ------------                                        -----------          -------------          ------------
  Small Cap Stock Fund .......................          .900%                  .850%                  .750%



                                                                             FEES ON
                                                                       NET ASSETS EXCEEDING
                                                        FEES ON             $50 MILLION             FEES ON
                                                  NET ASSETS EQUAL TO      AND EQUAL TO            NET ASSETS
                                                     OR LESS THAN          OR LESS THAN             EXCEEDING
                                                      $50 MILLION           $125 MILLION          $125 MILLION
                                                      -----------          -------------          ------------
  International Growth Fund ..................          .950%                  .850%                  .750%


                                                                              FEES ON
                                                                       NET ASSETS EXCEEDING
                                                        FEES ON            $200 MILLION             FEES ON
                                                  NET ASSETS EQUAL TO      AND EQUAL TO            NET ASSETS
                                                     OR LESS THAN          OR LESS THAN             EXCEEDING
                                                     $200 MILLION           $500 MILLION          $500 MILLION
                                                      -----------          -------------          ------------
  Short Term Income Fund .....................          .500%                  .450%                  .400%




                                                          FEES ON        FEES ON         FEES ON
                                                         NET ASSETS     NET ASSETS      NET ASSETS
                                          FEES ON         EXCEEDING      EXCEEDING       EXCEEDING
                                        NET ASSETS      $100 MILLION   $200 MILLION    $400 MILLION      FEES ON
                                         EQUAL TO       AND EQUAL TO   AND EQUAL TO    AND EQUAL TO    NET ASSETS
                                       OR LESS THAN     OR LESS THAN   OR LESS THAN    OR LESS THAN     EXCEEDING
                                       $100 MILLION     $200 MILLION   $400 MILLION    $500 MILLION   $500 MILLION
                                       ------------     ------------   ------------    ------------   ------------
 Growth & Income Fund ..............      .800%            .750%           .700%           .650%          .575%



As investment advisor to the Portfolios, WM Advisors provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, WM Advisors is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Portfolio's average daily net assets.

WM Shareholder Services, Inc. (the "Administrator"), an indirect wholly-owned subsidiary of Washington Mutual, serves as administrator to each Portfolio and Fund. For it's services as administrator, each Portfolio or Fund pays the Administrator a monthly fee of 0.15% and 0.18% respectively, of the value of each Portfolio or Fund's average daily net assets.

The Advisor has agreed to waive a portion of its management fees and/or reimburse expenses. Fees waived and/or expenses reimbursed by the Advisor for the six months ended June 30, 2000 were as follows:



    Name of Fund/Portfolio                                                    Fees Waived        Expenses Reimbursed
    ----------------------                                                    -----------        -------------------
    Income Portfolio ......................................................      $3,628                 $1,792
    Money Market Fund .....................................................       4,532                    -



Custodian fees for certain Portfolios and Funds have been reduced by credits allowed by the custodian for uninvested cash balances. These Portfolios and Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2000 are shown separately in the Statements of Operations.

WM VARIABLE TRUST


4.   TRUSTEES' FEES

No director, officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by WM Advisors, Inc., pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, $18,000 per annum plus $3,000 per board meeting attended or $1,000 per board meeting attended by telephone. The Lead Trustee receives an additional $6,000 per annum. Trustees are also reimbursed for travel and out-of-pocket expenses. The Chairman of each committee receives $500 per committee meeting attended.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Trust's eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees that have deferred accounts under the Plan will be paid benefits no later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under these Plans are funded and any payments to Plan participants are paid solely out of the Trust's assets.


5.   PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2000 were as follows:


    NAME OF FUND/PORTFOLIO                                   PURCHASES                 SALES
    ----------------------                                   ---------                 -----
    Strategic Growth Portfolio ........................  $   53,404,185          $    8,549,773
    Conservative Growth Portfolio .....................     127,406,109              29,760,213
    Balanced Portfolio ................................     120,378,976              36,376,111
    Flexible Income Portfolio .........................      13,165,529               4,763,287
    Income Portfolio ..................................       2,163,095               1,858,000
    Bond & Stock Fund .................................       4,414,098               1,999,508
    Growth & Income Fund ..............................      95,884,754              30,578,244
    Growth Fund of the Northwest ......................      29,975,019               5,276,106
    Growth Fund .......................................     136,179,463             143,789,612
    Mid Cap Stock Fund ................................      35,722,118                  59,266
    Small Cap Stock Fund ..............................      51,147,154              23,687,470
    International Growth Fund .........................      11,528,440              23,260,589
    Income Fund .......................................      17,820,685                 948,262
    Short Term Income Fund ............................           -                   8,172,248



The aggregate cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the six months ended June 30, 2000 were as follows:



    NAME OF FUND                                              PURCHASES                 SALES
    ------------                                              ---------                 -----
    Bond & Stock Fund .................................   $      368,749          $      92,611
    Income Fund .......................................       31,241,222                186,223
    U.S. Government Securities Fund ...................       13,464,475              3,372,133
    Short Term Income Fund ............................        2,235,586              2,770,957


WM VARIABLE TRUST

At June 30, 2000, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                              TAX BASIS              TAX BASIS
                                                              UNREALIZED             UNREALIZED
    NAME OF FUND/PORTFOLIO                                   APPRECIATION           DEPRECIATION
    ----------------------                                   ------------           ------------
    Strategic Growth Portfolio ........................   $    2,524,179          $      224,031
    Conservative Growth Portfolio .....................        5,433,127               3,202,739
    Balanced Portfolio ................................        4,406,963               2,324,131
    Flexible Income Portfolio .........................          189,050                 439,829
    Income Portfolio ..................................            -                     111,616
    Bond & Stock Fund .................................          998,963                 876,546
    Growth & Income Fund ..............................       60,744,283              22,193,787
    Growth Fund of the Northwest ......................       10,197,843               2,952,476
    Growth Fund .......................................      115,198,832              25,548,519
    Mid Cap Stock Fund ................................        2,499,477               2,646,617
    Small Cap Stock Fund ..............................       31,257,973              12,277,793
    International Growth Fund .........................       18,487,023               2,971,633
    Income Fund .......................................        1,087,018               2,866,469
    U.S. Government Securities Fund ...................        1,018,093               1,899,574
    Short Term Income Fund ............................            9,396                 708,605


6.   LENDING OF PORTFOLIO SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations. Each security loan is collateralized with collateral assets in an amount equal to the current market value of the loaned securities. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At June 30, 2000, the Funds had outstanding loans of securities to certain brokers, dealers or other financial institutions for which each Fund has segregated cash equivalent to 100% of the market value of securities loaned with the Funds' custodian. At June 30, 2000, the following Funds had securities on loan:


                                                            MARKET VALUE
                                                             OF LOANED             MARKET VALUE
    NAME OF FUND                                             SECURITIES            OF COLLATERAL
    ------------                                            ------------           -------------
    Growth & Income Fund ..............................    $   4,169,338           $   4,387,100
    Growth Fund of the Northwest ......................            1,862                   1,925
    Growth Fund .......................................       11,244,284              11,581,854
    Small Cap Stock Fund ..............................          903,319                 963,540
    International Growth Fund .........................          814,691                 853,730
    Income Fund .......................................       13,208,033              13,397,176
    Short Term Income Fund ............................        7,960,696               8,108,875


7.   SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest, each without par value.

WM VARIABLE TRUST


8.   ORGANIZATION COSTS

Expenses incurred in connection with the organization of the Portfolios, including the fees and expenses of registering and qualifying each Portfolio's shares for distribution under Federal and state securities regulations, are being amortized on a straight-line basis over a period of five years from commencement of operations of each Portfolio. In the event any of the initial shares of a Portfolio are redeemed by any holder thereof during the amortization period, the proceeds of such redemptions will be reduced by an amount equal to the pro-rata portion of unamortized deferred organizational expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares of such Portfolio outstanding at the time of such redemption.


9.   GEOGRAPHIC AND INDUSTRY CONCENTRATION AND RISK FACTORS

All Funds, except the U.S. Government Securities Fund, may invest in securities of foreign companies and foreign governments. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

In addition, the Money Fund invests at least 25% of its assets in bank obligations. As a result of this concentration policy, the Fund's investments may be subject to greater risk than a fund that does not concentrate in the banking industry. In particular, bank obligations may be subject to the risks associated with interest rate volatility, changes in Federal and state laws and regulations governing the banking industry and the inability of borrowers to pay principal and interest when due. In addition, foreign banks present risks similar to those investing in foreign securities generally and are not subject to the same reserve requirements and other regulations as U.S. banks.

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until WM Advisors determines that it is appropriate to dispose of such securities.

Certain Underlying Funds may: invest a portion of their assets in foreign securities; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices each with inherent risks.

The Growth Fund of the Northwest concentrates its investments in companies located or doing business in the Northwest region of the United States. The Growth Fund of the Northwest is not intended as a complete investment program and could be adversely impacted by economic trends within the region.

The Strategic Growth Portfolio can invest as much as 50% of its total assets in the Growth Fund and as much as 50% of its total assets in the Small Cap Stock Fund, each of which Underlying Funds may invest as much as 35% of its total assets in lower-rated bonds. Securities rated below investment grade generally involve greater price volatility and risk of principal and income and may be less liquid than higher rated securities.

Certain Portfolios invest as much as 50% of their total assets in the Growth or Small Cap Stock Funds, each of which may invest up to 25% of its total assets in foreign equity securities and as much as 5% of its total assets in securities in developing or emerging markets countries. Certain Portfolios invest as much as 50% of their total assets in the International Growth Fund, which invests primarily in the foreign equity securities, and may invest as much as 30% of its total assets in securities in developing or emerging market countries. These investments will subject such Portfolios to risks associated with investing in foreign securities including those resulting from future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

WM VARIABLE TRUST

The officers and Trustees of the Trust also serve as officers and Trustees of the Underlying Funds. In addition, WM Advisors serves as the investment advisor of each Underlying Fund and Portfolio. Conflicts may arise as the Advisor seeks to fulfill its fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by the Advisor. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing the impact of Portfolio transactions on the Underlying Funds.

This material is not an offer to sell nor a solicitation to buy the WM Strategic Asset Manager Variable Annuity, WM Advantage Variable Annuity or shares of the WM Variable Trust. It is not authorized for distribution unless preceded or accompanied by a current prospectus(es) that includes information regarding the risk factors, expenses, policies and objectives of the WM Advantage Variable Annuity and WM Strategic Asset Manager Variable Annuity programs. Please read it carefully before investing. WM Advantage and WM Strategic Asset Manager may not be available for sale in all states.

Shares of the WM  Variable  Trust  are not  insured  by the  FDIC.  They are not deposits or obligations of, nor are they guaranteed by the depository institution or any other agency. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by WM Funds Distributor, Inc.
Member NASD


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